As filed with the Securities and Exchange Commission on September 21, 2001

                                                Securities Act File No. 2-28097


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             ---------------------

     Pre-Effective Amendment No.               Post-Effective Amendment No.
-----                           -----     -----                            -----

                        (Check appropriate box or boxes)

                             ---------------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 (404) 261-1116
                        (Area Code and Telephone Number)

          Suite 450, 3343 Peachtree Road, N.E., Atlanta, Georgia 30326
                    (Address of Principal Executive Offices)

                             CATHERINE R. MCCLELLAN
                                   SUITE 450
                           3343 PEACHTREE ROAD, N.E.
                             ATLANTA, GEORGIA 30326
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Margery K. Neale, Esq.
                              Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022

                             ---------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

                             ---------------------

It is proposed that this filing will become effective on October 20, 2001 pursuant to Rule 488.

                             ---------------------


Title of Securities Being Registered: Shares of Beneficial Interest, Par Value of $0.001 per share.

No filing fee is required because of reliance on Section 24(f) under The Investment Company Act of 1940, as amended.

                      THE ENTERPRISE GROUP OF FUNDS, INC.
                  LARGE-CAP FUND, CONVERTIBLE SECURITIES FUND,
                            EMERGING COUNTRIES FUND,
                         INTERNATIONAL CORE GROWTH FUND
                                      AND
                             WORLDWIDE GROWTH FUND

                            ATLANTA FINANCIAL CENTER
                      3343 PEACHTREE ROAD, N.E., SUITE 450
                             ATLANTA, GEORGIA 30326
                             ---------------------

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
                             ---------------------

Dear Shareholders:

     Notice is hereby given that a Joint Special Meeting of the Shareholders (the "Meeting") of the Large-Cap Fund, Convertible Securities Fund, Emerging Countries Fund, International Core Growth Fund and Worldwide Growth Fund (each, an "Acquired Fund"), each a separate series of The Enterprise Group of Funds,
Inc. (the "Enterprise Funds") will be held at                a.m. Eastern time
on December 5, 2001, at the offices of the Enterprise Funds, Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326, for the following purposes:

          1. To approve an Agreement and Plan of Reorganization whereby all of the assets of the Large-Cap Fund series of the Enterprise Funds will be transferred to the Equity Fund, a separate series of the Enterprise Funds, in exchange for shares of the Equity Fund and the Equity Fund's assumption of all of the liabilities, if any, of the Large-Cap Fund.

          2. To approve an Agreement and Plan of Reorganization whereby all of the assets of the Convertible Securities Fund series of the Enterprise Funds will be transferred to the Mid-Cap Growth Fund, a separate series of the Enterprise Funds, in exchange for shares of the Mid-Cap Growth Fund and the Mid-Cap Growth Fund's assumption of all of the liabilities, if any, of the Convertible Securities Fund.

          3. To approve an Agreement and Plan of Reorganization whereby all of the assets of the Emerging Countries Fund series of the Enterprise Funds will be transferred to the International Growth Fund, a separate series of the Enterprise Funds, in exchange for shares of the International Growth Fund and the International Growth Fund's assumption of all of the liabilities, if any, of the Emerging Countries Fund.

          4. To approve an Agreement and Plan of Reorganization whereby all of the assets of the International Core Growth Fund series of the Enterprise Funds will be transferred to the International Growth Fund, a separate series of the Enterprise Funds, in exchange for shares of the International Growth Fund and the International Growth Fund's assumption of all of the liabilities, if any, of the International Core Growth Fund.

          5. To approve an Agreement and Plan of Reorganization whereby all of the assets of the Worldwide Growth Fund series of the Enterprise Funds will be transferred to the International Growth Fund, a separate series of the Enterprise Funds, in exchange for shares of the International Growth Fund and the International Growth Fund's assumption of all of the liabilities, if any, of the Worldwide Growth Fund.

          6. To consider and act upon any other business as may properly come before the Meeting or any adjournment thereof.

     Only shares of the Large-Cap, Convertible Securities, Emerging Countries, International Core Growth and Worldwide Growth Funds of record at the close of business on October 19, 2001 are entitled to notice of and to vote at this Meeting or any adjournment thereof.

                                          Catherine R. McClellan
                                          Secretary

Dated: October 22, 2001

     YOU ARE CORDIALLY INVITED TO ATTEND THE MEETING. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED RESPECTIVE FORM OF PROXY AND RETURN IT PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED FOR THAT PURPOSE. ALTERNATIVELY, YOU MAY VOTE YOUR SHARES BY CALLING A SPECIALLY DESIGNATED TELEPHONE NUMBER ON THE PROXY CARD OR VIA THE INTERNET WEB SITE ON THE PROXY CARD. EACH OF THE ENCLOSED PROXIES IS BEING SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS.

     THE BOARD OF DIRECTORS OF THE ENTERPRISE FUNDS UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF EACH ACQUIRED FUND APPROVE THE RESPECTIVE AGREEMENT AND PLAN OF REORGANIZATION THAT IS THE SUBJECT OF THIS PROXY.

                    JOINT SPECIAL MEETING OF SHAREHOLDERS OF

                      THE ENTERPRISE GROUP OF FUNDS, INC.
     LARGE-CAP FUND, CONVERTIBLE SECURITIES FUND, EMERGING COUNTRIES FUND,
            INTERNATIONAL CORE GROWTH FUND AND WORLDWIDE GROWTH FUND

                                DECEMBER 5, 2001

 PROSPECTUS OF EQUITY FUND, MID-CAP GROWTH FUND, AND INTERNATIONAL GROWTH FUND

   ATLANTA FINANCIAL CENTER / 3343 PEACHTREE ROAD, N.E., SUITE 450 / ATLANTA,
                         GEORGIA 30326 / 1-800-368-3527

                             ---------------------

                             SUBJECT TO COMPLETION
                         PROSPECTUS AND PROXY STATEMENT

                             ---------------------

    This Prospectus and Proxy Statement is furnished to you because you are a shareholder of one or more of the Large-Cap Fund, Convertible Securities Fund, Emerging Countries Fund, International Core Growth Fund or the Worldwide Growth Fund. These Funds are holding a Joint Special Meeting of Shareholders (the "Meeting") on December 5, 2001 to consider the proposals described in this Prospectus and Proxy Statement.

    The Board of Directors of The Enterprise Group of Funds, Inc. (the "Enterprise Funds") is seeking your approval of a transaction involving your Fund. Under the proposal, your Fund (the "Acquired Fund") would reorganize with a comparable portfolio of Enterprise Funds (the "Acquiring Fund"), as set forth in the chart below. If you approve this reorganization, you will become a shareholder of the Acquiring Fund listed opposite your Fund's name.

----------------------------------------------------------------------------------------------------------------------------
                       ACQUIRED FUND                                                   ACQUIRING FUND
----------------------------------------------------------------------------------------------------------------------------
  Large-Cap Fund                                                Equity Fund
----------------------------------------------------------------------------------------------------------------------------
  Convertible Securities Fund ("Convertible Fund")              Mid-Cap Growth Fund ("Mid-Cap Fund")
----------------------------------------------------------------------------------------------------------------------------
  Emerging Countries Fund ("Emerging Fund")                     International Growth Fund ("International Fund")
----------------------------------------------------------------------------------------------------------------------------
  International Core Growth Fund ("International Core Fund")    International Fund
----------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Fund ("Worldwide Fund")                      International Fund
----------------------------------------------------------------------------------------------------------------------------

    The Acquired Funds and the Acquiring Funds are sometimes collectively referred to herein as the "Funds."

    This Prospectus and Proxy Statement serves as a prospectus of the Acquiring Funds (described above) under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of shares to you pursuant to the terms of the reorganizations.

    Enterprise Funds is an open-end series management investment company organized as a Maryland corporation.

    The following documents are included in the package of documents that you received with this Prospectus and Proxy Statement:

    - The prospectus relating to each series of the Enterprise Funds, dated August 31, 2001, as supplemented (the "Enterprise Funds Prospectus"). This document is incorporated herein by reference (legally considered to be a part of this Prospectus and Proxy Statement).

    - The Annual Report to Shareholders of each series of Enterprise Funds for the year ended December 31, 2000. This document is incorporated herein by reference (legally considered to be a part of this Prospectus and Proxy Statement).

    Other documents containing information about the Funds have been filed with the Securities and Exchange Commission (the "Commission"). These other documents are available without charge by writing to the address or calling the toll free number set forth below.

    These documents are:

    - A statement of additional information relating to each series of the Enterprise Funds, dated August 31, 2001, as supplemented (the "Enterprise Funds Statement").

    - The Semi-Annual Report to Shareholders of each series of Enterprise Funds for the six month period ended June 30, 2001.

    This Prospectus and Proxy Statement sets forth concisely the information about the Acquiring Funds that you should know before considering a reorganization and should be retained for future reference. Additional information contained in a statement of additional information relating to this Prospectus and Proxy Statement (the "Statement of Additional Information") including pro forma financial statements giving effect to the consummation of certain of the reorganizations, as required by the Commission, is on file with the Commission. The Statement of Additional Information is available without charge, upon request by calling toll free number set forth below or by writing Enterprise Funds at the address set forth below. The Statement of Additional
Information, dated             , 2001 is incorporated by reference into this
Prospectus and Proxy Statement.

    The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, the Enterprise Funds Prospectus, Enterprise Funds Statement, other material incorporated by reference and other information regarding the Funds.

    The address of the principal executive offices of Enterprise Funds is Atlanta Financial Center, 3343 Peachtree Road, N.E. Suite 450, Atlanta, Georgia 30326, the telephone number is 1-800-368-3527 and the web address is www.enterprisefunds.com.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS AND PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ---------------------

     THE DATE OF THIS PROSPECTUS AND PROXY STATEMENT IS             , 2001.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Table of Contents...........................................     i
Synopsis....................................................     1
  General...................................................     1
  Proposal..................................................     1
  The Proposed Reorganizations..............................     1
  Reasons for the Reorganizations...........................     1
  Fee Tables................................................     3
  Comparison of the Funds...................................     9
  All Funds.................................................    12
  Purchases and Redemptions.................................    14
  Exchange Privileges.......................................    15
  Dividends and Distributions...............................    15
  Federal Tax Consequences of Proposed Reorganizations......    15
Principal Risk Factors......................................    16
  Large-Cap Fund and Equity Fund............................    16
  Convertible and Mid-Cap Fund..............................    16
  Emerging, International Core, Worldwide and International
     Growth Funds...........................................    17
The Proposed Transactions...................................    17
  General...................................................    17
  Terms of the Plans........................................    18
  Reasons for the Reorganization Considered by the Board....    19
  Tax Considerations........................................    19
  Certain Other Comparative Information About the Funds.....    20
     Capitalization.........................................    20
     Shareholder Meetings and Voting Rights.................    20
  Pro Forma Capitalization..................................    21
Information About Each Fund.................................    21
  Investment Objectives and Investment Strategies...........    21
  Performance...............................................    21
  Adviser and Fund Managers.................................    21
  Shares....................................................    21
  Net Asset Value...........................................    21
  Shareholder Account Information...........................    21
  Taxes, Dividends and Distributions........................    21
  Financial Information.....................................    21
  Additional Information....................................    22
Voting Information..........................................    22
Shareholders' Proposals.....................................    24
APPENDIX A -- Performance Review............................   A-1
APPENDIX B -- Agreement And Plan Of Reorganization..........   B-1
APPENDIX C -- Agreement And Plan Of Reorganization..........   C-1
APPENDIX D -- Agreement And Plan of Reorganization..........   D-1

ENCLOSURES
Prospectus of Enterprise Funds Dated August 31, 2001.
Annual Report of Enterprise Funds Dated December 31, 2000.

                                    SYNOPSIS
                             ---------------------

     The following synopsis is a summary of certain information contained elsewhere in this Prospectus and Proxy Statement, including documents incorporated by reference, as well as in the Agreement and Plan of Reorganization relating to each Acquired Fund and Acquiring Fund (each, a "Plan"). This Prospectus and Proxy Statement is qualified by reference to the more complete information contained herein as well as in the enclosed Prospectus of the Enterprise Funds, which includes information about both the Acquired and Acquiring Funds, and in the form of the Plans, attached hereto as Exhibits. Shareholders should read the entire Prospectus and Proxy Statement carefully.

GENERAL

     This Prospectus and Proxy Statement is furnished by the Board of Directors of the Enterprise Funds in connection with the solicitation of Proxies for use
at the Meeting to be held at               on December 5, 2001 at Enterprise
Funds, Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.

     The shareholders solicited and entitled to vote on Proposals 1 through 5 of this Prospectus and Proxy Statement are outlined in the following table:

PROPOSAL                                                      FUND
--------                                                      ----
1. Approval of Plan relating to the Large-Cap Fund and the
  Equity Fund ("Large-Cap Plan")............................  Large-Cap Fund
2. Approval of Plan relating to the Convertible Fund and the
  Mid-Cap Fund ("Convertible Plan").........................  Convertible Fund
3. Approval of Plan relating to the Emerging Fund and the
  International Fund ("Emerging Plan")......................  Emerging Fund
4. Approval of Plan relating to the International Core Fund
  and the International Fund ("International Core Plan")....  International Core Fund
5. Approval of Plan relating to the Worldwide Fund and the
  International Fund ("Worldwide Plan," and together with
  the Emerging Plan and the International Core Plan, the
  "International Plans")....................................  Worldwide Fund

     A copy of the Large-Cap Plan is attached to this Prospectus and Proxy Statement as Appendix A, a copy of the Convertible Plan is attached to this Prospectus and Proxy Statement as Appendix B and a copy of the International Plans is attached to this Prospectus and Proxy Statement as Appendix C.

     Each Fund will vote together and not by separate class. Approval of the Large-Cap Plan, Convertible Plan and International Plans by the shareholders of the Acquiring Funds is not required and the foregoing plans are not being submitted for their approval.

THE PROPOSED REORGANIZATIONS

     If shareholders approve their Fund's transaction through which each Acquired Fund will be acquired by the corresponding Acquiring Fund, and shareholders of an Acquired Fund will become shareholders of the corresponding Acquiring Fund (the "Reorganization") and the Reorganization takes place:

     - The Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the Acquired Fund;

     - Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund;

     - Shareholders holding Class A, Class B, Class C and Class Y shares of the Acquired Fund will receive Class A, Class B, Class C and Class Y shares, respectively, of the Acquiring Fund (the "Corresponding Shares"); and

     - Corresponding Shares received by shareholders of the Acquired Fund will have the same aggregate net asset value as the shares of the Acquired Fund held immediately prior to the Reorganization.

     No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

REASONS FOR THE REORGANIZATIONS

     On September 13, 2001, the Board of Directors of Enterprise Funds (the "Board") approved each Reorganization, subject to shareholder approval. The Board, including a majority of the Board who are not "interested persons," within the meaning of the Investment Company Act of 1940, as amended (the "Investment Company Act"), of Enterprise Funds ("Independent Directors"), has determined that each Reorganization is in the best interest of the respective Acquired Fund and its shareholders. In addition, the Board, including a majority of the Independent Directors, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined herein). Although, as a result of the Reorganizations, a shareholder of an Acquired Fund may receive Corresponding Shares which represent a smaller percentage of ownership in the respective Acquiring Fund than he or she held in that Acquired Fund prior to the respective Reorganization, the total dollar value of the shares will be the same.

     THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN RELATING TO THE REORGANIZATION INVOLVING YOUR FUND. THE BOARD HAS BASED THIS RECOMMENDATION ON ITS CONSIDERATION OF THE PRINCIPAL REASONS UNDERLYING EACH REORGANIZATION, INCLUDING THE FOLLOWING:

     - THE FACT THAT FOLLOWING EACH REORGANIZATION, SHAREHOLDERS OF EACH ACQUIRED FUND WOULD REMAIN INVESTED IN A MUTUAL FUND HAVING SUBSTANTIALLY THE SAME INVESTMENT OBJECTIVE AND SIMILAR INVESTMENT TECHNIQUES;

     - THE FEES AND EXPENSES OF THE ACQUIRED FUNDS, THE ACQUIRING FUNDS AND THE COMBINED FUNDS;

     - POTENTIAL BENEFITS TO SHAREHOLDERS LIKELY TO RESULT FROM EACH REORGANIZATION, SUCH AS THE POTENTIAL FOR REDUCED OPERATING EXPENSES OVER TIME DUE TO ECONOMIES OF SCALE; AND

     - THE FACT THAT THE REORGANIZATIONS WILL NOT RESULT IN DILUTION OF THE INTERESTS OF ACQUIRED FUND SHAREHOLDERS.

FOR A MORE DETAILED DISCUSSION OF THE FACTORS CONSIDERED BY THE BOARD IN APPROVING THE REORGANIZATIONS, SEE "REASONS FOR THE REORGANIZATIONS CONSIDERED BY THE BOARD" BELOW.

     If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganizations will occur during the fourth calendar quarter of 2001, provided that the Enterprise Funds has obtained prior to that time an opinion of PricewaterhouseCoopers LLP ("PWC"), independent auditors of Enterprise Funds, concerning the tax consequences of the Reorganizations as set forth in the Plans. The Plans may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein), (i) by approval of the Board; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                                   FEE TABLES

     Actual Fee Tables for shareholders of each of the Acquired Funds and each of the Acquiring Funds and Pro Forma Fee Table for each of the Combined Funds (as of December 31, 2000).

  All Funds and Pro Forma Combined Funds

SHAREHOLDER FEES                                          CLASS A   CLASS B     CLASS C     CLASS Y
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 SHARES    SHARES      SHARES      SHARES
-----------------------------------------                 -------   -------     -------     -------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)(1)......................   4.75%     None        None        None
Maximum Deferred Sales Charge (Load) (as a percentage of
  net asset value)......................................   None      5.00%(2)    1.00%(3)    None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends.............................................   None      None        None        None

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information" in the Enterprise Funds' Prospectus.
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information" in the Enterprise Funds' Prospectus.
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information" in the Enterprise Funds' Prospectus.

     Annual Fund Operating Expenses

     Large-Cap Fund and Equity Fund.

ANNUAL FUND OPERATING EXPENSES                            CLASS A    CLASS B    CLASS C    CLASS Y
(PAID INDIRECTLY IF YOU HOLD FUND SHARES)                 SHARES     SHARES     SHARES     SHARES
-----------------------------------------                 -------    -------    -------    -------
Investment Advisory Fees:
  Large-Cap Fund........................................    0.75%      0.75%      0.75%      0.75%
  Equity Fund...........................................    0.75       0.75       0.75       0.75
  Pro Forma Combined Fund...............................    0.75       0.75       0.75       0.75
12b-1 Fees(1):
  Large-Cap Fund........................................    0.45%      1.00%      1.00%      None
  Equity Fund...........................................    0.45       1.00%      1.00       None
  Pro Forma Combined Fund...............................    0.45       1.00%      1.00       None
Other Expenses:
  Large-Cap Fund(2).....................................    0.57%      0.57%      0.57%      0.57%
  Equity Fund...........................................    0.59       0.60       0.58       0.62
  Pro Forma Combined Fund...............................    0.50       0.50       0.50       0.50
Total Fund Operating Expenses:
  Large-Cap Fund........................................    1.77%      2.32%      2.32%      1.32%
  Equity Fund...........................................    1.79       2.35       2.33       1.37
  Pro Forma Combined Fund...............................    1.70       2.25       2.25       1.25

ANNUAL FUND OPERATING EXPENSES                            CLASS A    CLASS B    CLASS C    CLASS Y
(PAID INDIRECTLY IF YOU HOLD FUND SHARES)                 SHARES     SHARES     SHARES     SHARES
-----------------------------------------                 -------    -------    -------    -------
Less Expense Reimbursement:
  Large-Cap Fund(3).....................................   (0.17)%    (0.17)%    (0.17)%    (0.17)%
  Equity Fund(4)........................................   (0.19)     (0.20)     (0.18)     (0.22)
  Pro Forma Combined Fund(5)............................   (0.17)     (0.17)     (0.17)     (0.17)
Net Annual Fund Operating Expenses:
  Large-Cap Fund........................................    1.60%      2.15%      2.15%      1.15%
  Equity Fund...........................................    1.60       2.15       2.15       1.15
  Pro Forma Combined Fund...............................    1.60       2.15       2.15       1.15

---------------

(1) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
(2) Based on estimated annual amounts.
(3) Enterprise Capital Management, Inc. (the "Adviser") has entered into contractual arrangements with the Large-Cap Fund, as necessary to assure that net annual fund operating expenses incurred by each class of the Large-Cap Fund will not exceed the following: Class A 1.60%; Class B 2.15%; Class C 2.15%; and Class Y 1.15%. This arrangement is renewable from year to year.
(4) The Adviser has entered into contractual arrangements with the Equity Fund, as necessary to assure that net annual fund operating expenses incurred by each class of the Equity Fund will not exceed the following: Class A 1.60%; Class B 2.15%; Class C 2.15%; and Class Y 1.15%. This arrangement is renewable from year to year.
(5) The Pro Forma Combined Fund will be subject to the Equity Fund's expense reimbursement contractual arrangement.

     The examples set forth below show the expenses that an investor in each of the Large-Cap Fund and Equity Fund, as well as in the combined fund on a pro forma basis (estimated) would pay on a $10,000 investment, based upon the expense ratios and pro forma ratios set forth above.

     The example assumes that you invest $10,000 in the relevant Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your approximate costs of investing $10,000 in a Fund would be:

EXAMPLE                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------                                                 ------   -------   -------   --------
If you redeem your shares at the end of the period:
  Large-Cap Fund:
     Class A..........................................   $630    $  990
     Class B..........................................    718     1,108
     Class C..........................................    318       708
     Class Y..........................................    117       402
  Equity Fund:
     Class A..........................................   $630    $  994    $1,382     $2,465
     Class B..........................................    718     1,114     1,437      2,531
     Class C..........................................    318       710     1,229      2,652
     Class Y..........................................    117       412       729      1,627
  Pro Forma Combined Fund:
     Class A..........................................   $630    $  976    $1,345     $2,380
     Class B..........................................    718     1,094     1,396      2,439
     Class C..........................................    318       694     1,196      2,577
     Class Y..........................................    117       387       677      1,503

EXAMPLE                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------                                                 ------   -------   -------   --------
If you do not redeem your shares:
  Large-Cap Fund:
     Class A..........................................   $630    $  990
     Class B..........................................    218       708
     Class C..........................................    218       708
     Class Y..........................................    117       402
  Equity Fund:
     Class A..........................................   $630    $  994    $1,382     $,2465
     Class B..........................................    218       714     1,237      2,531
     Class C..........................................    218       710     1,229      2,652
     Class Y..........................................    117       412       729      1,627
  Pro Forma Combined Fund:
     Class A..........................................   $630    $  976    $1,345     $2,380
     Class B..........................................    218       694     1,196      2,439
     Class C..........................................    218       694     1,196      2,577
     Class Y..........................................    117       387       677      1,503

     Convertible Securities Fund and Mid-Cap Growth Fund.

             ANNUAL FUND OPERATING EXPENSES               CLASS A    CLASS B    CLASS C    CLASS Y
       (PAID INDIRECTLY IF YOU HOLD FUND SHARES)          SHARES     SHARES     SHARES     SHARES
       -----------------------------------------          -------    -------    -------    -------
Investment Advisory Fees:
  Convertible Fund......................................    0.75%      0.75%      0.75%      0.75%
  Mid-Cap Fund..........................................    0.75       0.75       0.75       0.75
  Pro Forma Combined Fund...............................    0.75       0.75       0.75       0.75
12b-1 Fees(1):
  Convertible Fund......................................    0.45%      1.00%      1.00%      None
  Mid-Cap Fund..........................................    0.45       1.00       1.00       None
  Pro Forma Combined Fund...............................    0.45       1.00       1.00       None
Other Expenses:
  Convertible Fund(2)...................................    0.75%      0.75%      0.75%      0.75%
  Mid-Cap Fund(2).......................................    0.82       0.82       0.82       0.82
  Pro Forma Combined Fund...............................    0.50       0.50       0.50       0.50
Total Fund Operating Expenses
  Convertible Fund......................................    1.95%      2.50%      2.50%      1.50%
  Mid-Cap Fund..........................................    2.02       2.57       2.57       1.57
  Pro Forma Combined Fund...............................    1.70       2.25       2.25       1.25
Less Expense Reimbursement
  Convertible Fund(3)...................................   (0.35)%    (0.35)%    (0.35)%    (0.35)%
  Mid-Cap Fund(4).......................................   (0.42)     (0.42)     (0.42)     (0.42)
  Pro Forma Combined Fund(5)............................   (0.10)     (0.10)     (0.10)     (0.10)
Net Annual Fund Operating Expenses......................    1.60%      2.15%      2.15%      1.15%
  Convertible Fund......................................    1.60       2.15       2.15       1.15
  Mid-Cap Fund..........................................    1.60       2.15       2.15       1.15
  Pro Forma Combined Fund...............................    1.60       2.15       2.15       1.15

---------------

(1) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
(2) Based on estimated annual amounts.

(3) The Adviser has entered into contractual arrangements with the Convertible Fund, as necessary to assure that net annual fund operating expenses incurred by each class of the Convertible Fund will not exceed the following: Class A 1.60%; Class B 2.15%; Class C 2.15%; and Class Y 1.15%. This arrangement is renewable from year to year.
(4) The Adviser has entered into contractual arrangements with the Mid-Cap Fund, as necessary to assure that net annual fund operating expenses incurred by each class of the Mid-Cap Fund will not exceed the following: Class A 1.60%; Class B 2.15%; Class C 2.15%; and Class Y 1.15%. This arrangement is renewable from year to year.
(5) The Pro Forma Combined Fund will be subject to the Mid-Cap Fund's expense reimbursement contractual arrangement.

     The examples set forth below show the expenses that an investor in each of the Convertible Fund and Mid-Cap Fund, as well as in the combined fund on a pro forma basis (estimated) would pay on a $10,000 investment, based upon the expense ratios and pro forma ratios set forth above.

     The example assumes that you invest $10,000 in the relevant Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your approximate costs of investing $10,000 in a Fund would be:

EXAMPLE                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------                                                 ------   -------   -------   --------
If you redeem your shares at the end of the period:
  Convertible Fund:
     Class A..........................................   $630    $1,026
     Class B..........................................    718     1,145
     Class C..........................................    318       745
     Class Y..........................................    117       440
  Mid-Cap Fund:
     Class A..........................................   $630    $1,040
     Class B..........................................    718     1,160
     Class C..........................................    318       760
     Class Y..........................................    117       455
  Pro Forma Combined Fund:
     Class A..........................................   $630    $1,223    $1,841     $3,499
     Class B..........................................    718     1,349     1,902      3,561
     Class C..........................................    318       949     1,702      3,685
     Class Y..........................................    117       650     1,209      3,734
If you do not redeem your shares:
  Convertible Fund:
     Class A..........................................   $630    $1,026
     Class B..........................................    218       745
     Class C..........................................    218       745
     Class Y..........................................    117       440
  Mid-Cap Fund:
     Class A..........................................   $630    $1,040
     Class B..........................................    218       760
     Class C..........................................    218       760
     Class Y..........................................    117       455
  Pro Forma Combined Fund:
     Class A..........................................   $630    $1,223    $1,841     $3,499
     Class B..........................................    218       949     1,702      3,561
     Class C..........................................    218       949     1,702      3,685
     Class Y..........................................    117       650     1,209      2,734

     Emerging, International Core, Worldwide and International Growth Funds

ANNUAL FUND OPERATING EXPENSES                                CLASS A   CLASS B   CLASS C   CLASS Y
(PAID INDIRECTLY IF YOU HOLD FUND SHARES)                     SHARES    SHARES    SHARES    SHARES
-----------------------------------------                     -------   -------   -------   -------
Investment Advisory Fees:
  Emerging Fund.............................................    1.25%     1.25%     1.25%     1.25%
  International Core Fund...................................    1.00      1.00      1.00      1.00
  Worldwide Fund............................................    1.00      1.00      1.00      1.00
  International Growth Fund.................................    0.85      0.85      0.85      0.85
  Pro Forma Combined Fund...................................    0.85      0.85      0.85      0.85
12b-1 Fees(1):
  Emerging Fund.............................................    0.45%     1.00%     1.00%     None
  International Core Fund...................................    0.45      1.00      1.00      None
  Worldwide Fund............................................    0.45      1.00      1.00      None
  International Growth Fund.................................    0.45      1.00      1.00      None
  Pro Forma Combined Fund...................................    0.45      1.00      1.00      None
Other Expenses:
  Emerging Fund(2)..........................................    0.81%     0.81%     0.81%     0.81%
  International Core Fund(2)................................    0.72      0.72      0.72      0.72
  Worldwide Fund(2).........................................    0.59      0.59      0.59      0.59
  International Growth Fund.................................    0.55      0.55      0.55      0.54
  Pro Forma Combined Fund...................................    0.58      0.58      0.58      0.58
Total Fund Operating Expenses:
  Emerging Fund.............................................    2.51%     3.06%     3.06%     2.06%
  International Core Fund...................................    2.17      2.72      2.72      1.72
  Worldwide Fund............................................    2.04      2.59      2.59      1.59
  International Growth Fund.................................    1.85      2.40      2.40      1.39
  Pro Forma Combined Fund...................................    1.88      2.43      2.43      1.43
Less Expense Reimbursement:
  Emerging Fund(3)..........................................   (0.26)%   (0.26)%   (0.26)%   (0.26)%
  International Core Fund(4)................................   (0.22)    (0.22)    (0.22)    (0.22)
  Worldwide Fund(5).........................................   (0.19)    (0.19)    (0.19)    (0.19)
  Pro Forma Combined Fund(6)................................   (0.03)    (0.03)    (0.03)    (0.03)
Net Annual Fund Operating Expenses
Emerging Countries Fund.....................................    2.25%     2.80%     2.80%     1.80%
International Core Growth Fund..............................    1.95      2.50      2.50      1.50
Worldwide Growth Fund.......................................    1.85      2.40      2.40      1.40
Pro Forma Combined Fund.....................................    1.85      2.40      2.40      1.40

---------------

(1) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
(2) Based on estimated annual amounts.
(3) The Adviser has entered into contractual arrangements with the Emerging Fund, as necessary to assure that net annual fund operating expenses incurred by each class of the Emerging Fund will not exceed the following:
    Class A 2.25%; Class B 2.80%; Class C 2.80%; and Class Y 1.80%. This arrangement is renewable from year to year.
(4) The Adviser has entered into contractual arrangements with the International Core Fund, as necessary to assure that net annual fund operating expenses incurred by each class of the International Core Fund will not exceed the following: Class A 1.95%; Class B 2.50%; Class C 2.50%; and Class Y 1.50%. This arrangement is renewable from year to year.

(5) The Adviser has entered into contractual arrangements with the Worldwide Fund, as necessary to assure that net annual fund operating expenses incurred by each class of the Worldwide Fund will not exceed the following:
    Class A 1.85%; Class B 2.40%; Class C 2.40%; and Class Y 1.40%. This arrangement is renewable from year to year.
(6) The Pro Forma Combined Fund will be subject to the International Growth Fund's expense reimbursement contractual arrangement.

     The examples set forth below show the expenses that an investor in each of the Emerging Countries, International Core Growth, Worldwide Growth and International Growth Fund, as well as in the combined fund on a pro forma basis (estimated) would pay on a $10,000 investment, based upon the expense ratios and pro forma ratios set forth above.

     The example assumes that you invest $10,000 in the relevant Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your approximate costs of investing $10,000 in a Fund would be:

                       EXAMPLE                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                       -------                          ------   -------   -------   --------
If you redeem your shares at the end of the period:
  Emerging Fund
     Class A..........................................   $692    $1,196
     Class B..........................................    783     1,321
     Class C..........................................    383       921
     Class Y..........................................    183       621
  International Core Fund
     Class A..........................................   $664    $1,102
     Class B..........................................    753     1,224
     Class C..........................................    353       824
     Class Y..........................................    153       520
  Worldwide Fund
     Class A..........................................   $654    $1,067
     Class B..........................................    743     1,187
     Class C..........................................    343       787
     Class Y..........................................    143       483
  International Growth Fund
     Class A..........................................   $654    $1,029    $1,428     $2,541
     Class B..........................................    743     1,148     1,480      2,600
     Class C..........................................    343       748     1,280      2,736
     Class Y..........................................    142       440       761      1,669
  Pro Forma Combined Fund
     Class A..........................................   $154    $1,035    $1,440     $2,569
     Class B..........................................    743     1,155     1,493      2,628
     Class C..........................................    343       755     1,293      2,764
     Class Y..........................................    143       449       779      1,711
If you do not redeem your shares:
  Emerging Fund
     Class A..........................................   $692    $1,196
     Class B..........................................    283       921
     Class C..........................................    283       921
     Class Y..........................................    183       621
  International Core Fund
     Class A..........................................   $664    $1,102
     Class B..........................................    253       824
     Class C..........................................    253       824
     Class Y..........................................    153       520

                       EXAMPLE                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                       -------                          ------   -------   -------   --------
  Worldwide Fund
     Class A..........................................   $654    $1,067
     Class B..........................................    243       787
     Class C..........................................    243       787
     Class Y..........................................    143       483
  International Growth Fund
     Class A..........................................   $654    $1,029    $1,428     $2,542
     Class B..........................................    243       748     1,280      2,600
     Class C..........................................    243       748     1,280      2,736
     Class Y..........................................    142       440       761      1,669
  Pro Forma Combined Fund
     Class A..........................................   $654    $1,035    $1,440     $2,569
     Class B..........................................    243       755     1,293      2,628
     Class C..........................................    243       755     1,293      2,764
     Class Y..........................................    143       449       779      1,711

COMPARISON OF THE FUNDS

     A discussion of the investment objectives and principal investment policies of the Funds is set forth below. The investment objective of each of the Acquired Funds and Acquiring Funds is fundamental and may not be changed without shareholder approval.

  Large-Cap and Equity Funds

     Investment Objectives and Policies

     Equity Fund's investment objective is long-term capital appreciation. Equity Fund invests primarily in U.S. equity securities of companies that meet the Fund Manager's criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. The Fund Manager selects companies with one or more of the following characteristics: superior business practices that will benefit from long-term trends, superior growth, profitability and leading market share versus others in their industry, strong enduring business models, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value, and undervalued assets. Under normal circumstances, at least 65% of the Equity Fund's assets will be invested in equity securities.

     Large-Cap Fund's investment objective is long-term capital appreciation. Normally, the Large-Cap Fund invests at least 65% of its total assets in equity securities of large capitalization companies. The Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager considers whether to sell a particular security when any of these factors materially change.

     Both Funds may invest in foreign securities (the Equity Fund may invest up to 20% of its assets in foreign securities).

     Large-Cap Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets, including collateral received for securities lent. Currently, Equity Fund may not lend portfolio securities. However, pending the outcome of a vote of Equity Fund's shareholders, Equity Fund's fundamental investments restrictions may be amended to permit securities lending.

  Convertible and Mid-Cap Funds

     Investment Objectives and Policies

     The Mid-Cap Fund's investment objective is long-term capital appreciation. The Mid-Cap Fund primarily invests in companies with mid-sized market capitalizations. Generally, mid-sized companies are those with market capitalizations corresponding to the middle 90% of the Russell Mid Cap Growth Index, as measured at the time of purchase by the Fund. Normally, the Fund invests at least 75% of its total assets in common stocks of U.S. mid-sized companies

     The Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.

     The Convertible Fund's investment objective is total return through capital appreciation and current income. The Convertible Fund primarily invests in convertible securities of companies with market capitalizations above $500 million. Convertible securities are preferred stock or debt securities of companies that are convertible into common stock. The Fund Manager attempts to capture the upside potential of the underlying securities with less downside exposure. The Fund normally invests at least 65% of its total assets in convertible securities. The Fund may also invest up to 35% of its assets in high-yield debt securities rated below investment grade by a nationally recognized rating firm, or of comparable quality if unrated. These securities are commonly known as "junk bonds."

     The Fund Manager of the Convertible Fund evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation. The Fund Manager also focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager considers whether to sell a particular security when any of these factors materially changes.

     Both Convertible and Mid-Cap Funds may lend portfolio securities on a short-term or long-term basis, up to 30% of each Fund's total assets, including collateral received for securities lent.

  Emerging, International Core, Worldwide and International Growth Funds

     Investment Objectives and Policies

     The International Growth Fund's investment objective is capital appreciation. The International Growth Fund invests primarily in non-U.S. equity securities that the Fund Manager believes are undervalued. The Fund Manager uses an approach that involves "bottom-up" stock selection. The Fund Manager looks for companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value. The Fund Manager diversifies investments among European, Australian and Far East ("EAFE") markets. The International Growth Fund may invest in emerging market securities as well.

     The Emerging Fund's investment objective is long-term capital appreciation. The Emerging Fund invests in equity securities of foreign companies located in at least three countries with emerging securities markets (countries that have an emerging stock market as defined by the International Finance Corporation). The Fund Manager further considers whether a market is less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation. These are markets that have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by investors. The

Fund Manager currently selects portfolio securities from an investment universe of approximately 6,000 foreign companies in over 35 emerging markets. The Emerging Fund may invest up to 35% of its assets in U.S. Companies, and normally invests at least 75% of its assets in equity securities.

     The Emerging Fund seeks out growth companies that are in the early stages of development and that it believes are undergoing a basic change in operations. In selecting companies, the Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager considers whether to sell a particular security when any of these factors materially changes. The Fund Manager will allocate Fund assets among securities of companies in countries that it expects to provide the best opportunities for meeting the Fund's investment objective.

     The International Core Fund's investment objective is long-term capital appreciation. The International Core Fund invests primarily in equity securities of companies located in foreign countries whose market capitalization is in the top 75% of stock market capitalizations for companies in each country at the time of purchase by the Fund. The Fund seeks out large capitalization growth companies that are managing change advantageously and poised to exceed growth expectations. In addition, the Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager will allocate Fund assets among securities of companies in countries that it expects to provide the best opportunities for meeting the Fund's investment objective. The Fund Manager considers whether to sell a particular security when any of these factors materially changes.

     The Worldwide Fund's investment objective is long-term capital appreciation. The Worldwide Fund invests primarily in equity securities of foreign and domestic companies, and normally it will invest at least 65% of its total assets in securities of companies that are located in at least three different countries, including countries with emerging securities markets. The Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager considers whether to sell a particular security when any of these factors change. The Fund Manager will allocate Fund assets among securities of companies in countries that it expects to provide the best opportunities for meeting the Fund's investment objective.

     Each of the Emerging, International Core and Worldwide Funds may lend portfolio securities on a short-term or long-term basis, up to 30% of each such Fund's total assets, including collateral received for securities lent. Currently International Growth Fund may not lend portfolio securities. However, pending the outcome of the vote of International Growth Fund's shareholders, International Growth Fund's fundamental investment restrictions may be amended to permit securities lending.

                                   ALL FUNDS

     Fees

     Investment Advisory Fees. Enterprise Capital Management, Inc., the Adviser of each Fund, is a subsidiary of MONY Life Insurance Company ("MONY"), and is a second-tier subsidiary of The MONY Group Inc. The Adviser is compensated, pursuant to an investment advisory agreement with Enterprise Funds as follows:

Large-Cap Fund..............................................  0.75%
Equity Fund.................................................  0.75
Convertible Fund............................................  0.75
Mid-Cap Fund................................................  0.75
Emerging Fund...............................................  1.25
International Core Fund.....................................  1.00
Worldwide Fund..............................................  1.00
International Growth Fund...................................  0.85

     The advisory fee rate payable by each Combined Fund after the consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds.

     The Commission has issued an exemptive order with respect to the Enterprise Funds, on behalf of each Acquired Fund and each Acquiring Fund, that permits the Adviser to enter into or amend Agreements with Fund Managers without obtaining shareholder approval each time. The exemptive order permits the Adviser, with Board approval, to employ new Fund Managers for the Funds, change the terms of the Agreements with the Fund Managers or enter into a new Agreement with the Fund Manager. Shareholders of a Fund have the right to terminate an Agreement with a Fund Manager at any time by a vote of the majority of the outstanding voting securities of such Fund. The Adviser compensates the Fund managers at no additional cost to the Funds or their shareholders. Under various Fund Manager Agreements, the Adviser pays various Fund Managers as follows:

Large-Cap Fund Nicholas-Applegate          0.4125% for assets under management up
  Capital Management                       to $50,000,000 and 0.375% on the next
                                           $450,000,000; 0.3375% on the next
                                           $500,000,000 and 0.325% thereafter.
Equity Fund TCW Investment Management      0.40% for assets under management up to
  Company                                  $100,000,000 and 0.30% thereafter.
Convertible Securities Fund Nicholas-      0.4125% for assets under management up
  Applegate Capital Management             to $50,000,000 and 0.375% on the next
                                           $450,000,000; 0.3375% on the next
                                           $500,000,000 and 0.325% thereafter.

Mid-Cap Growth Fund Nicholas-Applegate     0.4375% for assets under management up
  Capital Management                       to $50,000,000 and 0.375% on the next
                                           $450,000,000; 0.3375% on the next
                                           $500,000,000 and 0.325% thereafter.
Emerging Countries Fund Nicholas-          0.6875% on the first $50 million;
  Applegate Capital Management             0.6250% thereafter.
International Core Growth Fund             0.5375% for assets under management up
  Nicholas-Applegate Capital Management    to $50,000,000 and 0.50% on the next
                                           $450,000,000; 0.45% on the next
                                           $500,000,000 and 0.425% thereafter.
Worldwide Growth Fund                      0.5375% for assets under management up
  Nicholas-Applegate Capital Management    to $50,000,000 and 0.50% on the next
                                           $450,000,000; 0.45% on the next
                                           $500,000,000 and 0.425% thereafter.
International Growth Fund Vontobel USA     0.40% for assets under management up to
  Inc                                      $100,000,000 and 0.35% for assets under
                                           assets under management from
                                           $100,000,000 to $200,000,000; 0.325%
                                           for assets from $200,000,000 to
                                           $500,000,000 and 0.25% thereafter.

     Distribution Fees. Enterprise Fund Distributors, Inc., a subsidiary of Enterprise Capital is the principal underwriter for Class A, Class B, Class C and Class Y shares of each Fund.

     Under separate Distribution Plans adopted by the Funds (the Class A Plan, Class B Plan and Class C Plan) (collectively, the "Distribution Plans") pursuant to Rule 12b-1 under the Investment Company Act, and under the distribution agreement (the "Distribution Agreement"), the Class A, Class B and Class C shares of each Fund are authorized to pay the Distributor a distribution fee for expenses incurred in connection with the continuous distribution of shares of the Fund and an account maintenance fee for shareholder servicing. There is no Distribution Plan in effect for Class Y shares. The Distribution Plans of the Acquired Funds and of the Acquiring Funds are identical.

     Under the Funds' Class A Plan, each Fund pays the Distributor an account maintenance and distribution fee at an annual rate of 0.45% of each Fund's average daily net assets attributable to Class A shares. Under the Funds' Class B and Class C shares, each Fund pays the Distributor a distribution fee at an annual rate of 0.75% of each Fund's average daily nets assets attributable to Class B and Class C shares, respectively. Class B and Class C shares of each Fund also pay an account maintenance fee at an annual rate of 0.25% of each Fund's average daily net assets attributable to Class B and Class C shares, respectively.

     All or a portion of the distribution fees paid by Class A, Class B or Class C shares may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution expenses. All or a portion of the account maintenance fees paid by the Class A, Class B or Class C shares may be paid to broker-dealers or others for the provision of personal continuing services to shareholders, including such matters as responding to shareholder inquiries concerning the status of their accounts and assistance in account maintenance matters such as changes in address. Payments under the Distribution Plans are not limited to amounts actually paid or expenses actually incurred by the Distributor but cannot exceed the maximum rate set by the Distribution Plans or by the Board. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Distribution Plans have the effect of increasing the Funds' expenses from what they would otherwise be. The Board of Directors of Enterprise Funds reviews the Funds' distribution and account maintenance fee payments and may reduce or eliminate the fee at any time without further obligation of the Funds.

     In addition to distribution and account maintenance fees paid by the Funds under Class A, Class B and Class C Plans, the Adviser (or one of its affiliates) may make payments to dealers (including MONY

Securities Corp.) and other persons who distribute shares of the Funds (including Class Y shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

     Structure of the Acquired Funds and the Acquiring Funds

     The Acquired Funds and the Acquiring Funds are each a separate series of Enterprise Funds, a Maryland corporation. Each Acquired Fund and Acquiring Fund offers four classes of shares, designated Class A, Class B, Class C and Class Y. Each class of shares represents an identical interest in the investment portfolio of that Fund, and has the same rights except that: (i) each class may bear differing amounts of certain class specific expenses, (ii) Class A shares are subject to an initial sales charge, a distribution fee and an account maintenance fee, (iii) Class B and Class C shares are subject to a contingent deferred sales charge, a distribution fee and an account maintenance fee; (iv) the Class A, B and C shares have exclusive voting rights with respect to matters related to distribution and account maintenance expenditures; (v) Class Y shares are not subject to any sales charge or any distribution or account maintenance fee; (vi) the classes have separate exchange privileges; and (vii) only Class B shares have a conversion feature. In addition, the income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if any, payable by that class. The distribution related fees paid with respect to any class will not be used to finance the distribution expenditures of another class. Sales-personnel may receive different compensation for selling different classes of shares. The distribution systems for Class A, Class B and Class C shares of each Fund are identical. The Enterprise Funds has adopted a plan pursuant to Rule 18f-3 under the Investment Company Act permitting the issuance and sale of multiple classes of shares. The Funds' Board of Directors may authorize the creation of additional series of shares, and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Funds' Board of Directors may determine.

     The Board of Directors of the Enterprise Funds may increase or decrease the number of authorized shares of each Fund without approval by the shareholders. Shares of the Acquired Funds and the Acquiring Funds, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of each Fund under certain circumstances. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of each Fund is entitled to its portion of all of the respective Fund's assets after all debt and expenses of that Fund has been paid. Since Class A, Class B and Class C shares bear distribution expenses, the liquidation proceeds to shareholders of those classes are likely to be lower than to shareholders of Class Y shares, which are not subject to any distribution fees. None of the Funds' shares have cumulative voting rights for the election of Directors.

     The Funds do not ordinarily issue certificates representing shares of the Funds. Instead, shares are held on deposit for shareholders by the Fund's transfer agent, Enterprise Shareholder Services Division of National Financial Data Services, Inc. (the "Transfer Agent"), which will send you a statement of shares owned in a Fund following each transaction in your account. If you wish to have certificates for your shares, you may request them from the Transfer Agent by writing to Enterprise Shareholder Services, P.O. Box 419731, Kansas City, MO 64141-6731. The Funds do not issue certificates for fractional shares. You may redeem or exchange certified shares only by returning the certificates to the Fund, along with a letter of instruction and a signature guarantee. Special shareholder services such as telephone redemptions, exchanges, electronic funds transfers and wire orders are not available if you hold certificates.

     It is the present intent of the Directors of Enterprise Funds not to hold annual meetings of shareholders unless the election of Directors is required under the Investment Company Act, nor to hold special meetings of shareholders unless required by the Investment Company Act or state law.

PURCHASES AND REDEMPTIONS

     Purchases of shares of the Funds are made through dealers, at the net asset value per share next determined after receipt of the purchase order by the Transfer Agent or plus a sales charge which may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares).

     The minimum initial investment for Class A, Class B and Class C shares of each Fund is $1,000, and the minimum subsequent investment is $50 for such classes. The minimum initial investment for Class Y shares of each Fund is $1,000,000, and the minimum subsequent investment is $50. Class A shares of each Fund are sold with an initial sales charge of up to 4.75% of the offering price. Class B shares of each Fund are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC")(declining from 5% to zero of the lower of the amount invested or the redemption proceeds) which will be imposed on certain redemptions made within six years of purchase. Although Class B shares are subject to higher ongoing distribution-related expenses than Class A shares, Class B shares will automatically convert to Class A shares of the same Fund (which are subject to lower ongoing distribution-related expenses) eight years after the calendar month in which the purchase order for Class B shares was accepted. Class C shares of each Fund are subject to a 1% CDSC on redemptions within 12 months after purchase. Like Class B shares, Class C shares are subject to higher ongoing distribution-related expenses than Class A shares but do not convert to another class. Class Y shares of each Fund are sold without either an initial sales charge or CDSC to a limited group of investors. Class Y shares are not subject to any ongoing distribution or service fees.

     Shares of each Fund may be redeemed at any time at the net asset value next determined after the Transfer Agent receives the sell order. As indicated above, the proceeds of redemptions of Class B and Class C shares may be subject to a CDSC.

EXCHANGE PRIVILEGES

     The exchange privileges available to Class A, Class B, Class C and Class Y shareholders of each Acquired Fund are identical to the exchange privileges of Class A, Class B, Class C and Class Y shareholders, respectively, of each Acquiring Fund. Shareholders of each Fund may exchange shares of the Fund for the same class of shares of any other series of the Enterprise Funds. No CDSC will be charged upon the exchange of shares. However, if shares of the Money Market Fund series of the Enterprise Funds are acquired upon an exchange from shares of another Fund, the Money Market Fund shares will continue to be subject to any CDSC that applied at the time of the exchange. The time period during which Money Market Fund shares were held will not be taken into account for purposes of determining the CDSC applicable upon redemption. Shares of a Fund subject to an exchange will be processed at net asset value next determined after the Transfer Agent receives the exchange request. In determining the CDSC applicable to shares being redeemed subsequent to an exchange, the length of time the shares were held prior to the exchange will be taken into account. If the exchange results in the opening of a new account in a Fund, the shareholder is subject to the applicable minimum investment requirements. Original investments in the Money Market Fund which are transferred to another Fund are considered purchases rather than exchanges.

DIVIDENDS AND DISTRIBUTIONS

     Each Fund declares and pays dividends of investment income, if any, at least annually, and makes distributions of capital gains, if any, at least annually. Unless notified otherwise, dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Fund and class on which they were paid at net asset value. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. Alternatively, if you contact the Transfer Agent, you may elect to receive dividends or capital gains distributions, or both, in cash. An Acquired Fund's shareholder's election with respect to reinvestment of dividends and distributions will be automatically applied with respect to Fund shares he or she receives pursuant to the respective Plans.

FEDERAL TAX CONSEQUENCES OF PROPOSED REORGANIZATIONS

     The Funds shall have received on the closing date an opinion of PWC, the independent auditors of Enterprise Funds to the effect that each proposed Reorganization will constitute a tax-free reorganization within the meaning of
Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Internal

Revenue Code"). Accordingly, no gain or loss will be recognized to any Fund upon the transfer of assets solely in return for shares of the Acquiring Fund and their assumption of liabilities, if any, or to shareholders of the Acquired Funds upon their receipt of shares of the respective Acquiring Fund. The tax basis for the shares of the Acquiring Fund received by shareholders will be the same as their tax basis for the shares of Acquired Fund to be constructively surrendered in exchange therefore. In addition, the holding period of the shares of the Acquiring Fund to be received pursuant to the Reorganizations will include the period during which the shares of the Acquired Fund to be constructively surrendered in exchange therefore were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange. See "The Proposed Transaction-Tax Considerations."

                             PRINCIPAL RISK FACTORS

LARGE-CAP FUND AND EQUITY FUND

     The Large-Cap Fund and Equity Fund have similar risks. Both Funds invest primarily in equity securities of U.S. companies. As a result, the Large-Cap and Equity Funds are subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in these Funds.

     The Large-Cap Fund invests in companies that the Fund Manager believes have the potential for rapid growth. Consequently, the Large-Cap Fund might have a higher risk of price volatility than a fund that emphasizes other styles. The Large-Cap Fund expects a high portfolio turnover rate, and is therefore likely to generate more taxable short-term gains for shareholders and may have an effect on the Fund's performance. The Large-Cap Fund may also lend securities which involve a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

CONVERTIBLE AND MID-CAP FUND

     The Convertible Fund invests in convertible securities of U.S. companies, which have investment characteristics of both equity and debt securities. As a result, the Convertible Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The value of the convertible and debt securities of the Convertible Fund may fall when interest rates rise. Further, the Convertible Fund's long term securities might be adversely affected by changes in interest rates because securities with longer durations are often more sensitive to interest rate changes. Also, a high-yield bond's market price may fluctuate more than higher-quality securities and may decline significantly. High-yield bonds also carry a substantial risk of default or changes in the issuer's creditworthiness. In addition, it may be more difficult for the Convertible Fund to dispose of high-yield bonds or to determine their value. High-yield bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Convertible Fund to replace the security with a lower-yielding security. If this occurs, it will result in a decreased return for shareholders.

     The Mid-Cap Fund invests in equity securities of U.S. companies. As a result, the Mid-Cap Fund is also subject to the risk that stock prices will fall over short or extended periods of time. In addition, because the Mid-Cap Fund invests in mid-capitalization companies, it is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies.

     Both the Convertible Fund and the Mid-Cap Fund expect a high portfolio turnover, and are therefore likely to generate more taxable short-term gains for shareholders and may have an effect on these Funds' performance. Both Funds may also lend securities which involve a risk that the securities will not be available to these Funds on a timely basis, and the Funds, therefore, may lose the opportunity to sell the securities at a desirable price.

EMERGING, INTERNATIONAL CORE, WORLDWIDE AND INTERNATIONAL GROWTH FUNDS

     The Emerging, International Core, Worldwide and International Growth Funds invest primarily in equity securities. Therefore, they are subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in these Funds. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks and are generally riskier than other types of foreign investments. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international and/or other assistance. This is a primary risk of the Emerging Countries Fund.

     The Emerging, International Core, and Worldwide Funds expect a high portfolio turnover, and are therefore likely to generate more taxable short-term gains for shareholders and may have an effect on these Funds' performance. Each of these Funds may also lend securities which involve a risk that the securities will not be available to these Funds on a timely basis, and the Funds, therefore, may lose the opportunity to sell the securities at a desirable price.

                           THE PROPOSED TRANSACTIONS

GENERAL

     Under each Plan, the applicable Acquiring Funds will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund's existence as a separate series of Enterprise Funds will be terminated as soon as practicable following consummation of the respective Reorganization.

     Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time (as defined in the Plans) and all other assets of such Acquired Fund as of such time.

     In the course of each Reorganization, each holder, if any, of Class A, Class B, Class C and Class Y shares of an Acquired fund will receive Class A, Class B, Class C and Class Y Corresponding Shares, respectively, of the respective Acquiring Fund. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

     Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholders' interest in such Acquired Fund as of the Valuation Time. See "-- Terms of the Plans -- Valuation of Assets and Liabilities" for information concerning the calculation of net asset value.

     Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. However, as a result of the Reorganizations, a shareholder of an Acquired Fund would hold a smaller percentage of ownership in the respective Acquiring Fund than he or she did in the Acquired Fund prior to the Reorganizations. In addition, a shareholder of an Acquired Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

     If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the fourth calendar quarter of 2001. One Reorganization is not dependent on the consummation of any other Reorganization. If an Acquired Fund's shareholders do not approve the respective Reorganization, the Board will consider other possible courses of action which may be in the best interests of shareholders.

TERMS OF THE PLANS

     The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, forms of which are attached hereto as Appendices A, B and C.

  Valuation of Assets and Liabilities

     The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under "Transaction
Policies -- Valuation of Shares" and "Determination of Net Asset Value" in the Enterprise Funds' Prospectus and Statement of Additional Information. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

  Issuance and Distribution of Corresponding Shares

     On the Closing Date (as defined in the Plans), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B, Class C and Class Y shares of an Acquired Fund will receive Class A, Class B, Class C and Class Y Corresponding Shares, respectively, of the respective Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.

  Expenses

     All costs of the Reorganizations will be borne by the Adviser or an affiliate thereof, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Funds or their shareholders.

  Required Approvals

     The completion of each Reorganization is conditioned upon, among other things, the receipt of certain regulatory approvals. In addition, the By-Laws of Enterprise Funds (as amended to date) requires approval of each Reorganization by the affirmative vote of a majority of the shares represented at the meeting of the respective Acquired Fund and entitled to vote.

  Amendments and Conditions

     The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion of auditors as to tax matters and the confirmation by the respective Acquired Fund and Acquiring fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

  Termination, Postponement and Waivers

     Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by approval of the Board; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

REASONS FOR THE REORGANIZATION CONSIDERED BY THE BOARD

     The Board of Enterprise Funds, including the Independent Directors, have determined that the interests of the Acquired Fund's shareholders will not be diluted as a result of the proposed transactions and that the proposed transactions are in the best interests of the shareholders of each Acquired Fund.

     The reasons that the Reorganizations are proposed by the Adviser are described above under "Synopsis -- Reasons for the Reorganization." The Board of Enterprise Funds based their decision to approve the Plans on an inquiry into a number of factors, including the following:

          (1) The compatibility of the investment objectives, policies and restrictions of each of the Funds;

          (2) the relative past and current growth in assets, historical investment performance and perceived future prospects of each of the Funds;

          (3) The inability of the Acquired Funds to attract significant assets;

          (4) the effect of the proposed transactions on the expense ratios of each of the Funds;

          (5) the costs of the Reorganizations, which will be paid for by the Adviser;

          (6) the tax-free nature of the Reorganization to each Fund and their shareholders;

          (7) the potential benefits to the shareholders of each Fund; and

          (8) other alternatives to the Reorganizations, including the continuance of each Acquired Fund in its present form, a change of Fund Manager or investment objective of each Acquired Fund or a termination of the Acquired Funds with the distribution of the cash proceeds to their respective Fund shareholders.

     If the Plans are not approved by shareholders of the Acquired Funds, Enterprise Funds' Directors may consider other appropriate action, such as the termination of each Acquired Fund or a merger or other business combination with an investment company other than the proposed Reorganizations.

TAX CONSIDERATIONS

     The Acquired Funds will each have received an opinion on the Closing Date from PricewaterhouseCoopers LLP ("PWC") to the effect that (1) the proposed transactions described above will constitute reorganizations within the meaning of Section 368(a) of the Internal Revenue Code; (2) no gain or loss will be recognized by shareholders of each Acquired Fund upon liquidation of the Acquired Funds and on the exchange of shares of the Acquired Funds in return for shares of the respective Acquiring Fund (Internal Revenue Code Section 354(a)(1)); (3) no gain or loss will be recognized by each Acquired Fund upon the transfer of the assets to the Acquiring Fund in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Funds of the respective Acquired Fund's liabilities, if any, and the subsequent distribution of those shares to the Acquired Fund's shareholders in liquidation thereof (Internal Revenue Code Sections 361(a) and 357(a)); (4) no gain or loss will be recognized by the Acquiring Funds upon the receipt of such assets in exchange solely for Acquiring Fund's shares and its assumption of the Acquired Fund's liabilities, if any (Internal Revenue Code
Section 1032(a)); (5) the Acquiring Fund's basis for the assets received pursuant to the Reorganization will be the same as the basis thereof in the hands of the Acquired Funds immediately before the Reorganization, and the holding period of those assets in the hands of the Acquiring Funds will include the holding period thereof in the acquired Fund's hands (Internal Revenue Code Sections 362(b) and 1223(2); (6) the Acquired Fund's shareholders' basis for the shares of the Acquiring Fund to be received by them pursuant to the Reorganization will be the same as their basis for the shares of the Acquired Fund to be constructively surrendered in exchange therefor (Internal Revenue Code Section 358(a)(1)); and (7) the holding period of the shares of the Acquiring Fund to be received by the shareholders of the Acquired Fund pursuant to the Reorganization will include the period during which the shares of the Acquired Fund to be constructively surrendered in exchange therefor were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange (Internal Revenue Code Section 1223(1)). It should be noted that no rulings have been sought from the Internal Revenue Service ("IRS") and that an opinion of PWC is not binding on the IRS or any court. If the IRS were to successfully assert that the proposed transaction is taxable, then the proposed transaction would be treated as a taxable sale of the Acquired Fund's assets to the Acquiring Fund followed by the taxable liquidation of the Acquired Fund, and shareholders of the Acquired Fund would recognize gain or loss as a result of such transaction.

CERTAIN OTHER COMPARATIVE INFORMATION ABOUT THE FUNDS

     The Funds and International Growth Funds are each a separate series of Enterprise Funds, a Maryland corporation. The rights of the shareholders of each Fund are governed by the Enterprise Funds' Articles of Incorporation, By-Laws and the Maryland General Corporation Law.

     Capitalization. The authorized capital stock of the Enterprise Funds consists of common stock, par value $0.001 per share. The shares of common stock are divided into 30 series, including each of the above Funds, with each series representing a separate investment portfolio. Enterprise Funds' Board of Directors may determine the number of authorized shares for each series and create new series of common stock. It is anticipated that new series will be authorized by the Board of Directors from time to time as new Funds with separate investment objectives and policies are established. The shares of each Fund have been divided into four classes, Class A, Class B, Class C and Class Y shares.

     Shareholder Meetings and Voting Rights. Enterprise Funds and its series are not required by Maryland law to hold annual meetings of shareholders under normal circumstances. The Board of Directors or the shareholders may call special meetings of the shareholders for action by shareholder vote, including the removal of any or all of the Directors, as may be required by either the Articles of Incorporation or Bylaws of Enterprise Funds, or the Investment Company Act. Shareholders possess certain rights related to shareholder communications which, if exercised, could facilitate the calling by shareholders of a special meeting.

     Shares of each Fund are entitled to one vote per share and fractional votes for fractional shares. Each Fund's shareholders have the right to vote on the election of Directors of Enterprise Funds and on any and all other matters on which, by law or the provisions of Enterprise Funds' Bylaws, they may be entitled to vote. Voting rights are not cumulative, so that holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all of the Directors of Enterprise Funds, in which event the holders of the remaining shares are unable to elect any person as a Director.

     On matters relating to all the series or classes of shares of Enterprise Funds and affecting all series or classes of shares in the same manner, shareholders of all series or classes of shares of Enterprise Funds are entitled to vote. On any matters affecting only one series or class, only the shareholders of that series or class are entitled to vote. On matters relating to all the series but affecting the series differently, separate votes by series are required. Each class has exclusive voting rights with respect to matters related to distribution and servicing expenditures, as applicable.

PRO FORMA CAPITALIZATION

     The following table shows the capitalization of each Fund and each Acquiring Fund as of June 30, 2001 and the pro forma estimated combined capitalization as if the Reorganization had occurred on that date.

                                                 LARGE-CAP FUND                           EQUITY FUND
                                 -----------------------------------------------   -------------------------
                                  CLASS A      CLASS B      CLASS C     CLASS Y      CLASS A       CLASS B
                                 ----------   ----------   ----------   --------   -----------   -----------
Net Assets.....................  $8,439,309   $4,500,203   $2,249,320   $100,758   $56,206,462   $52,186,076
Net Asset Value per share......  $     5.95   $     5.94   $     5.93   $   5.97   $      5.91   $      5.79
Shares Outstanding.............   1,417,778      757,913      379,046     16,866     9,508,006     9,006,908

                                      EQUITY FUND                      PRO FORMA COMBINED FUND
                                 ----------------------   --------------------------------------------------
                                   CLASS C     CLASS Y      CLASS A       CLASS B       CLASS C     CLASS Y
                                 -----------   --------   -----------   -----------   -----------   --------
Net Assets.....................  $34,905,270   $636,977   $64,645,771   $56,686,279   $37,154,590   $737,735
Net Asset Value per share......  $      5.80   $   5.97   $      5.91   $      5.79   $      5.80   $   5.97
Shares Outstanding.............    6,017,574    106,712    10,935,977     9,784,145     6,405,388    123,589

                                                  CONVERTIBLE FUND                        MID-CAP FUND
                                   -----------------------------------------------   -----------------------
                                    CLASS A      CLASS B      CLASS C     CLASS Y     CLASS A      CLASS B
                                   ----------   ----------   ----------   --------   ----------   ----------
Net Assets.......................  $3,647,494   $4,659,200   $2,158,622   $127,275   $3,181,926   $2,974,968
Net Asset Value per share........  $     8.89   $     8.86   $     8.85   $   8.92   $     6.37   $     6.35
Shares Outstanding...............     410,079      525,817      243,941     14,271      499,182      468,355

                                       MID-CAP FUND                    PRO FORMA COMBINED FUND
                                   ---------------------   -----------------------------------------------
                                    CLASS C     CLASS Y     CLASS A      CLASS B      CLASS C     CLASS Y
                                   ----------   --------   ----------   ----------   ----------   --------
Net Assets.......................  $2,008,180   $133,677   $6,829,420   $7,634,168   $4,166,802   $260,952
Net Asset Value per share........  $     6.35   $   6.39   $     6.37   $     6.35   $     6.35   $   6.39
Shares Outstanding...............     316,211     20,917    1,071,787    1,202,087      656,151     40,835

                                      INTERNATIONAL CARE FUND                              EMERGING FUND
                           ----------------------------------------------   -------------------------------------------
                            CLASS A      CLASS B      CLASS C     CLASS Y    CLASS A     CLASS B    CLASS C    CLASS Y
                           ----------   ----------   ----------   -------   ----------   --------   --------   --------
Net Assets...............  $1,793,224   $1,240,976   $1,139,155   $95,409   $2,501,922   $461,390   $393,212   $146,398
Net Asset Value per
 share...................  $     8.05   $     8.04   $     8.02   $ 8.08    $     8.21   $   8.19   $   8.18   $   8.24
Shares Outstanding.......     222,665      154,440      142,085   11,804       304,618     56,366     48,042     17,766

                                           WORLDWIDE FUND                                     INTERNATIONAL FUND
                           -----------------------------------------------   ----------------------------------------------------
                            CLASS A      CLASS B      CLASS C     CLASS Y      CLASS A       CLASS B      CLASS C       CLASS Y
                           ----------   ----------   ----------   --------   -----------   -----------   ----------   -----------
Net Assets...............  $4,532,059   $1,871,730   $2,014,558   $406,207   $44,716,662   $20,617,665   $6,110,675   $15,950,742
Net Asset Value per
 share...................  $     6.88   $     6.85   $     6.86   $   6.90   $     14.11   $     13.73   $    13.84   $     14.19
Shares Outstanding.......     658,624      273,050      293,743     58,862     3,169,043     1,503,281      441,473     1,123,697

                                         PRO FORMA COMBINED FUND
                           ----------------------------------------------------
                             CLASS A       CLASS B      CLASS C       CLASS Y
                           -----------   -----------   ----------   -----------
Net Assets...............  $53,545,326   $24,212,421   $9,657,861   $16,599,208
Net Asset Value per
 share...................  $     14.11   $     10.73   $    13.84   $     14.19
Shares Outstanding.......    3,794,942     1,763,594      697,754     1,169,364

                          INFORMATION ABOUT EACH FUND

INVESTMENT OBJECTIVES AND INVESTMENT STRATEGIES

     For a discussion of each Fund's investment objective, investment strategies and risks, see "Fund Profile" and "Additional Information About the Funds' Investments and Risks" in the Enterprise Funds Prospectus.

PERFORMANCE

     For a discussion of each Fund's performance during the fiscal year ended December 31, 2000, see the Enterprise Funds' Annual Report to Shareholders for the fiscal year ended December 31, 2000

ADVISER AND FUND MANAGERS

     For a discussion of the Funds' Adviser and Fund Managers, see "Fund Management" in the Enterprise Funds Prospectus.

SHARES

     For a discussion of each Fund's shares, including exchange rights, how the shares may be purchased and redeemed, see "Purchasing, Redeeming and Exchanging Shares" in the Enterprise Funds Prospectus.

NET ASSET VALUE

     For a discussion of how the offering price of each Fund's shares is determined, see "Transaction and Account Policies -- Valuation of Shares" in the Enterprise Funds Prospectus.

SHAREHOLDER ACCOUNT INFORMATION

     For a discussion of each Fund's distribution arrangements, see "Shareholder Account Information" in the Enterprise Funds Prospectus.

TAXES, DIVIDENDS AND DISTRIBUTIONS

     For a discussion of each Fund's policy with respect to dividends and distributions and the tax consequences of an investment in the Fund's shares, see "Dividends, Distributions and Taxes" in the Enterprise Funds Prospectus.

FINANCIAL INFORMATION

     For financial information for each Fund, see "Financial Highlights" in the Enterprise Funds Prospectus and the Annual Report to Shareholders for the fiscal year ended December 31, 2000 which accompany this Prospectus and Proxy Statement.

ADDITIONAL INFORMATION

     Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act and in accordance therewith files reports and other information with the Securities and Exchange Commission (the "Commission"). Proxy material, reports and other information can be inspected and copied at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549. Shareholder inquiries should be addressed to Enterprise Funds at 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326 or by telephone at 1-800-368-3527.

                               VOTING INFORMATION

     The presence, in person or by proxy, of a majority of the shares of each Acquired Fund outstanding and entitled to vote will constitute a quorum for the transaction of business at a Meeting.

     If a quorum is not present at a Meeting, or if a quorum is present at a Meeting but sufficient votes to approve the Proposals are not received, the holders of a majority of the shares represented at the Meeting may adjourn such meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote in favor of any such adjournment if they determined that adjournment and additional solicitation are reasonable in the interests of the shareholders of such Acquired Fund.

     If a proxy that is properly executed and returned is accompanied by instructions to abstain or represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on the Proposal with respect to which the broker or nominee does not have discretionary power), the shares represented thereby, will be considered present for purposes of determining the existence of a quorum for the transaction of business, but, not being cast, will effectively be a vote against the Proposals, which require approval of a majority of the shares represented at the Meeting and entitled to vote.

     The individuals named as proxies on the enclosed proxy cards will vote in accordance with your direction as indicated thereon, if your card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If your card is properly executed and you give no voting instructions, your shares will be voted FOR the Proposals described in this proxy statement and referenced on the proxy card. You can also vote by telephone, with a toll-free call to the number on the proxy card, and through the Internet Web site stated on the proxy card. You are encouraged to vote by Internet or telephone, using the "control" number that appears on the enclosed proxy card. Subsequent to inputting this number, you will be prompted to provide your voting instruction for the Proposals. You will have an opportunity to review your voting instructions and make any necessary changes before submitting your voting instructions and terminating your telephone call or Internet link. If you vote on the Internet, in addition to confirming your voting instructions prior to submission, you will have the option to receive an e-mail confirming your voting instructions. These procedures, and certain other procedures that may be used, are designed to authenticate shareholders' identities, to allow you to authorize the voting of your shares in accordance with instructions and to confirm that your instructions have been properly recorded.

     You may revoke any proxy card by giving another proxy or by letter or telegram revoking the initial proxy. In addition, you can revoke a prior proxy by simply voting again using the proxy card, by toll-free telephone call the number on the proxy card, or through the Internet Website stated on the proxy card. To be effective, your revocation must be received by the Fund prior to the Meeting and must indicate your name and account number. In addition, if you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

     Each full share of each Acquired Fund outstanding is entitled to one vote, and each fractional share of each Acquired Fund outstanding is entitled to a proportionate share of one vote, with respect to the matter to be voted upon by the shareholders of that Fund. Management knows of no business to be presented at the Meeting other than the matters set forth in this proxy statement, but should any other matter requiring a vote of shareholders arise, the proxies will vote according to their best judgment in the interest of the Funds.

     The close of business on October 19, 2001 has been fixed as the record date for the determination of shareholders of the Acquired Funds entitled to notice of, and to vote at, the Meeting. On that date, each Acquired Fund had the following shares:

                                                                                    TOTAL
                                           CLASS A   CLASS B   CLASS C   CLASS Y   NUMBER
                                           -------   -------   -------   -------   -------
Large-Cap................................
Convertible Securities...................
International Core.......................
Worldwide Growth.........................
Emerging Markets.........................

     The Proposals do not require separate voting by class. Each share of each class of the Acquired Funds is entitled to one vote. Shareholders of each Acquired Fund vote separately on the Proposals. The failure to approve Proposals by any Acquired Fund will not affect approval by another Acquired Fund.

     As of October 1, 2001, the following shareholders owned beneficially or of record 5% or more of the outstanding shares of any class of the Acquired Funds and Acquiring Funds;

[INSERT]

     As of October 1, 2001, the Directors and officers of the Enterprise Funds, as a group, owned less than 1% of the outstanding shares of the Acquired Funds and Acquiring Funds.

                            SHAREHOLDERS' PROPOSALS

     A shareholder proposal intended to be presented at any subsequent meeting of the shareholders of an Acquired Fund must be received by such Acquired Fund a reasonable time before the Board's solicitation relating to such meeting is made in order to be included in the Proxy Statement and form of Proxy relating to that meeting. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. In the event that the Plans are approved at this Meeting with respect to each Acquired Fund, it is not expected that there will be any future shareholder meetings of each Acquired Fund.

                                          Catherine R. McClellan
                                          Secretary

Dated:             , 2001

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

                          DATED AS OF           , 2001

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
  1. Defined Terms; Sections and Exhibits; Miscellaneous
    Terms.....................................................
    a. Definitions............................................
    b. Use of Defined Terms...................................
    c. Sections and Exhibits..................................
    d. Miscellaneous Terms....................................
  2. The Reorganization.......................................
    a. Transfer of Assets.....................................
    b. Assumption of Liabilities..............................
    c. Issuance and Valuation of Corresponding Shares in the
       Reorganization.........................................
    d. Distribution of Corresponding Shares to the Acquired
       Fund Shareholders......................................
    e. Interest; Proceeds.....................................
    f. Valuation Time.........................................
    g. Evidence of Transfer...................................
    h. Termination............................................
  3. Representations and Warranties of the Acquired Fund......
    a. Formation and Qualification............................
    b. Licenses...............................................
    c. Authority..............................................
    d. Financial Statements...................................
    e. Semi-Annual Report to Shareholders.....................
    f. Prospectus and Statement of Additional Information.....
    g. Litigation.............................................
    h. Material Contracts.....................................
    i. No Conflict............................................
    j. Undisclosed Liabilities................................
    k. Taxes..................................................
    l. Assets.................................................
    m. Consents...............................................
    n. N-14 Registration Statement............................
    o. Capitalization.........................................
    p. Books and Records......................................
  4. Representations and Warranties of the Acquiring Fund.....
    a. Formation and Qualification............................
    b. Licenses...............................................
    c. Authority..............................................
    d. Financial Statements...................................
    e. Semi-Annual Report to Stockholders.....................
    f. Prospectus and Statement of Additional Information.....
    g. Litigation.............................................
    h. Material Contracts.....................................
    i. No Conflict............................................
    j. Undisclosed Liabilities................................
    k. Taxes..................................................
    l. Consents...............................................
    m. N-l4 Registration Statement............................
    n. Capitalization.........................................
    o. Corresponding Shares...................................

                                                                PAGE
                                                                ----
  5. Covenants of the Acquired Fund and the Acquiring Fund....
    a. Special Shareholders' Meeting..........................
    b. Unaudited Financial Statements.........................
    c. Share Ledger Records of the Acquiring Fund.............
    d. Conduct of Business....................................
    e. Termination of the Acquired Fund.......................
    f. Filing of N-14 Registration Statement..................
    g. Corresponding Shares...................................
    h. Tax Returns............................................
    i. Combined Proxy Statement and Prospectus Mailing........
    j. Confirmation of Tax Basis..............................
    k. Shareholder List.......................................
  6. Closing Date.............................................
  7. Conditions of the Acquired Fund..........................
    a. Representations and Warranties.........................
    b. Performance............................................
    c. Shareholder Approval...................................
    d. Approval of Board of Directors.........................
    e. Deliveries by the Acquiring Fund.......................
    f. No Material Adverse Change.............................
    g. Absence of Litigation..................................
    h. Proceedings and Documents..............................
    i. N-14 Registration Statement; Acquiring Fund
       Post-Effective Amendment...............................
    j. Compliance with Laws; No Adverse Action or Decision....
    k. Commission Orders or Interpretations...................
  8. Conditions of the Acquiring Fund.........................
    a. Representations and Warranties.........................
    b. Performance............................................
    c. Shareholder Approval...................................
    d. Approval of Board of Directors.........................
    e. Deliveries by the Acquired Fund........................
    f. No Material Adverse Change.............................
    g. Absence of Litigation..................................
    h. Proceedings and Documents..............................
    i. N-l4 Registration Statement; Acquiring Fund
       Post-Effective Amendment...............................
    j. Compliance with Laws; No Adverse Action or Decision....
    k. Commission Orders or Interpretations...................
    l. Dividends..............................................
  9. Termination, Postponement and Waivers....................
    a. Termination of Agreement...............................
    b. Commission Order.......................................
    c. Effect of Termination..................................
    d. Waivers; Non-Material Changes..........................
  10. Survival of Representations and Warranties..............
  11. Other Matters...........................................
    a. Obligations............................................
    b. Further Assurances.....................................
    c. Notices................................................
    d. Entire Agreement.......................................
    e. Amendment..............................................
    f. Governing Law..........................................

                                                                PAGE
                                                                ----
    g. Assignment.............................................
    h. Costs of the Reorganization............................
    i. Severability...........................................
    j. Headings...............................................
    k. Counterparts...........................................

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of
the      day of                2001, by and between the Enterprise Large-Cap
Fund (the "Acquired Fund") and the Enterprise Equity Fund (the "Acquiring Fund"), each a separate investment portfolio of The Enterprise Group of Funds, Inc. (the "Corporation").

                             PLAN OF REORGANIZATION

     WHEREAS, the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the reorganization will consist of (i) the acquisition of the Acquired Fund's Assets (as defined herein), and assumption of the Acquired Fund's Assumed Liabilities (as defined herein), by the Acquiring Fund solely in exchange for an aggregate value of newly issued shares of common stock, par value $.10 per share, of the Acquiring Fund (the "Shares"), equal to the net asset value of the Acquired Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (the "Reorganization");

     WHEREAS, in the course of the Reorganization, Shares of the Acquiring Fund will be issued to the Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B, Class C and Class Y shares of the Acquired Fund will be entitled to receive Class A, Class B, Class C and Class Y Shares, respectively (the "Corresponding Shares") of the Acquiring Fund on the Closing Date (as defined herein);

     WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of the Acquired Fund will equal the aggregate net asset value of the Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein); and

     WHEREAS, it is intended that the Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code.

                                   AGREEMENT

     NOW, THEREFORE, in order to consummate the Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, the Acquired Fund and the Acquiring Fund hereby agree as follows:

1. DEFINED TERMS; SECTIONS AND EXHIBITS; MISCELLANEOUS TERMS

     a. Definitions. As used herein the following terms have the following respective meanings:

          "Acquired Fund" shall refer to Enterprise Large-Cap Fund.

          "Acquiring Fund" shall refer to Enterprise Equity Fund.

          "Agreement" has the meaning ascribed thereto in the introduction hereof.

          "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of Enterprise Large-Cap Fund.

          "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of Enterprise Large-Cap Fund.

          "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

          "Code" has the meaning ascribed thereto under the heading "Plan of Reorganization."

          "Commission" shall mean the Securities and Exchange Commission.

          "Corresponding Shares" has the meaning ascribed thereto under the heading "Plan of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of Enterprise Equity Fund.

          "Corporation" shall refer to The Enterprise Group of Funds, Inc.

          "Corporation Articles of Incorporation" shall mean the Articles of Incorporation of the Corporation, dated as of July 30, 1987, as amended from time to time.

          "Corporation Prospectus" shall mean the prospectus relating to the Acquiring Fund and the Acquired Fund, dated May 1, 2001.

          "Corporation Statement of Additional Information" shall mean the statement of additional information relating to the Acquiring Fund and the Acquired Fund, dated May 1, 2001.

          "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

          "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

          "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

          "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

          "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

          "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

          "Majority Shareholder Vote" shall mean the affirmative vote of the holders of not less than a majority of the total votes entitled to be cast at a meeting of shareholders of the Acquired Fund by the holders of shares entitled to vote thereon, voting together as a single class. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the Acquired Fund and (ii) 67% or more of the shares of the Acquired Fund represented at the special shareholders' meeting referenced in Section 5(a) hereof if more than 50% of such shares are represented.

          "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

          "N-l4 Registration Statement" has the meaning ascribed thereto in
     Section 3(n) hereof.

          "PWC" shall mean PricewaterhouseCoopers LLP, independent auditors of the Corporation.

          "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

          "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

          "Reorganization" has the meaning ascribed thereto in the second paragraph under the heading "Plan of Reorganization" hereof.

          "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

          "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company Act.

          "Section 17 Order" shall mean an order obtained from the Commission pursuant to Section 17(b) of the Investment Company Act to exempt consummation of a Reorganization from the prohibitions of Section 17(a) of such Act.

          "Securities Act" shall mean the Securities Act of 1933, as amended.

          "Shares" has the meaning ascribed thereto under the heading "Plan of Reorganization.

          "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

     b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

     c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

     d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. THE REORGANIZATION

     a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (such assets are collectively referred to herein as the "Assets").

     b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (such liabilities are collectively referred to herein as the "Assumed Liabilities").

     c. Issuance and Valuation of Corresponding Shares in the Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the Corporation Prospectus and the Corporation Statement of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

     d. Distribution of Corresponding Shares to the Acquired Fund
Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

     e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

     f. Valuation Time.

          i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on December 6, 2001, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

          ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the State of Maryland to effect the transfer of the Assets to the Acquiring Fund.

     h. Termination. The Acquired Fund's existence as a separate investment portfolio of the Corporation will be terminated as soon as practicable following the consummation of the Reorganization by making any required filings with the Secretary of State of Maryland, as provided in Section 5(e) hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND

     The Acquired Fund represents and warrants to the Acquiring Fund as follows:

     a. Formation and Qualification. The Acquired Fund is a separate investment portfolio of The Enterprise Group of Funds, Inc., a corporation duly organized, validly existing and in good standing in conformity with the laws of Maryland, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

     b. Licenses. The Acquired Fund (or the Corporation on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its taxable year ending upon the liquidation of the Acquired Fund.

     c. Authority. The Corporation, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of the Corporation or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by the Corporation, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

     d. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of December 31, 2000, said financial statements having been audited by PWC. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     e. Semi-Annual Report to Shareholders. The Acquiring Fund has been furnished with the Acquired Fund's Semi-Annual Report to Shareholders for the six months ended June 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     f. Prospectus and Statement of Additional Information. The Acquiring Fund has been furnished with the Corporation Prospectus and the Corporation Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

     h. Material Contracts. There are no material contracts outstanding to which the Corporation, on behalf of the Acquired Fund, is a party that have not been disclosed in the N-14 Registration Statement, the Corporation Prospectus or the Corporation Statement of Additional Information.

     i. No Conflict. The execution and delivery of this Agreement by the Corporation, on behalf of the Acquired Fund, and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Corporation Articles of Incorporation or by-laws, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Corporation, on behalf of the Acquired Fund, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

     j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since June 30, 2001, and those incurred in connection with the Reorganization.

     k. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

     l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

     m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and
(iii) if necessary, receipt of a Section 17 Order.

     n. N-14 Registration Statement. The registration statement filed, or to be filed, by the Corporation, on behalf of the Acquiring Fund, on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement", on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     o. Capitalization. Under the Corporation Articles of Incorporation, the Corporation is authorized to issue 800,000,000 shares of common stock, par value $.001 per share, divided into four classes designated Class A, Class B, Class C and Class Y shares, each such class consisting of 200,000,000 shares. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquired Fund to automatically convert to Class A shares of the Acquired Fund eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

     p. Books and Records. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND

     The Acquiring Fund represents and warrants to the Acquired Fund as follows:

     a. Formation and Qualification. The Acquiring Fund is a separate investment portfolio of The Enterprise Group of Funds, Inc., a corporation duly organized, validly existing and in good standing in conformity with the laws of Maryland, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

     b. Licenses. The Acquiring Fund (or the Corporation on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify both until consummation of the Reorganization and thereafter.

     c. Authority. The Corporation, on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by the Corporation, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

     d. Financial Statements. The Acquired Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Fund, each as of December 31, 2000, said financial statements having been audited by PWC. Such audited financial statements fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     e. Semi-Annual Report to Stockholders. The Acquired Fund has been furnished with the Acquiring Fund's Semi-Annual Report to Stockholders for the six months ended June 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     f. Prospectus and Statement of Additional Information. The Acquired Fund has been furnished with the Corporation Prospectus and the Corporation Statement of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

     h. Material Contracts. There are no material contracts outstanding to which the Corporation, on behalf of the Acquiring Fund, is a party that have not been disclosed in the N-14 Registration Statement, the Corporation Prospectus, or the Corporation Statement of Additional Information.

     i. No Conflict. The execution and delivery of this Agreement by the Corporation, on behalf of the Acquiring Fund, and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Corporation Articles of Incorporation or by-laws, each as amended and in effect as of the date hereof,
(ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Corporation, on behalf of the Acquiring Fund, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

     j. Undisclosed Liabilities. The Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since June 30, 2001 and those incurred in connection with the Reorganization.

     k. Taxes. The Acquiring Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

     l. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) and (ii) if necessary, receipt of a
Section 17 Order.

     m. N-l4 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Fund
(i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and
(ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     n. Capitalization. Under the Corporation Articles of Incorporation, the Corporation is authorized to issue 800,000,000 shares of common stock, par value $.001 per share, divided into four classes designated Class A, Class B, Class C and Class Y shares, each such class consisting of 200,000,000 shares. All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for
(i) the right of Class B shares of the Acquiring Fund to automatically convert to Class A shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

     o. Corresponding Shares.

          i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

          ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the

     United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

     a. Special Shareholders' Meeting. The Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

     b. Unaudited Financial Statements.

          i. The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with
     Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

          ii. The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with
     Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     c. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

     d. Conduct of Business. The Acquired Fund and the Acquiring Fund each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     e. Termination of the Acquired Fund. The Corporation, on behalf of the Acquired Fund, agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the State of Maryland and any other applicable law.

     f. Filing of N-14 Registration Statement. The Corporation, on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

     g. Corresponding Shares. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

     h. Tax Returns. The Acquired Fund and the Acquiring Fund each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, the Acquiring Fund and the Acquired Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

     i. Combined Proxy Statement and Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

     j. Confirmation of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

     k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by the Corporation, on behalf of the Acquired Fund.

6. CLOSING DATE

     The closing of the transactions contemplated by this Agreement shall be at the offices of The Enterprise Group of Funds, Inc. after the close of the New York Stock Exchange on December 6, 2001, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. CONDITIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

     a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

     c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

     d. Approval of Board of Directors. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of the Corporation, on behalf of the Acquiring Fund, including a majority of the Directors who are not "interested persons" of the Corporation as defined in
Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

     e. Deliveries by the Acquiring Fund. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

          i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of the Corporation, on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a), (b), (d) and (f) have been fulfilled;

          ii. the unaudited financial statements of the Acquiring Fund required by Section 5(b)(ii) hereof; and

          iii. an opinion of PWC in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes,
     (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party" to the Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement;
     (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided that the Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) the taxable year of the Acquired Fund will end on the effective date of the Reorganization and pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

     f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquiring Fund since June 30, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Fund's customary operating expenses, each in the ordinary course of business.

     g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

     h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

     i. N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

     j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

     k. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations, including a Section 17 Order, as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. CONDITIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

     a. Representations and Warranties. The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

     c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

     d. Approval of Board of Directors. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of the Corporation, on behalf of the Acquired Fund, including a majority of the Directors who are not "interested persons" of the Corporation within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

     e. Deliveries by the Acquired Fund. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

          i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of the Corporation, on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c), (d) and (f) have been fulfilled;

          ii. the unaudited financial statements of the Acquired Fund required by Section 5(b)(i) hereof; and

          iii. an opinion of PWC in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof.

     f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since June 30, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

     g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

     h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

     i. N-l4 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

     j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

     k. Commission Orders or Interpretations. The Acquiring Fund shall have received from the Commission such orders or interpretations, including a Section 17 Order, as counsel to the Acquiring Fund, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

     l. Dividends. Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized as of the Closing Date.

9. TERMINATION, POSTPONEMENT AND WAIVERS

     a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

          i. by the Acquired Fund or the Acquiring Fund if:

             (1) the Board of Directors of the Corporation so agree in writing;
        or

             (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

          ii. by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

          iii. by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

     b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Directors of the Corporation to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

     c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, or the Corporation, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

     d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10. SURVIVAL OF REPRESENTATIONS AND WARRANTIES

     The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee or agent of the Acquired Fund or the Acquiring Fund, or of the Corporation against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. OTHER MATTERS

     a. Obligations. Copies of the Corporation Articles of Incorporation are on file with the Secretary of State of Maryland and notice is hereby given that this instrument is executed on behalf of the Directors of the Corporation on behalf of the Acquired Fund and on behalf of the Acquiring Fund.

     b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

     c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

        If to the Acquired Fund, to:

           The Enterprise Group of Funds, Inc.
           Atlanta Financial Center
           3343 Peachtree Road, N.E., Suite 450
           Atlanta, Georgia 30326
           Attention: Catherine R. McClellan

        With a copy to:

           Shearman & Sterling
           599 Lexington Avenue
           New York, New York 10022
           Attention: Margery K. Neale, Esq.

        If to the Acquiring Fund, to:

           The Enterprise Group of Funds, Inc.
           Atlanta Financial Center
           3343 Peachtree Road, N.E., Suite 450
           Atlanta, Georgia 30326
           Attention: Catherine R. McClellan

        With a copy to:

           Shearman & Sterling
           599 Lexington Avenue
           New York, New York 10022
           Attention: Margery K. Neale, Esq.

     d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

     e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

     f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

     g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     h. Costs of the Reorganization. All costs of the Reorganization shall be borne by Enterprise Capital Management, Inc. or an affiliate thereof, regardless of whether the Reorganizations are consummated.

     i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

     j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

     k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

     IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

                                                THE ENTERPRISE GROUP OF FUNDS, INC., ON
ATTEST:                                         BEHALF OF
                                                ENTERPRISE LARGE-CAP FUND

By:                                             By:
--------------------------------------------    --------------------------------------------
    Name:                                           Name:
    Title:                                          Title:

                                                THE ENTERPRISE GROUP OF FUNDS, INC., ON
ATTEST:                                         BEHALF OF
                                                ENTERPRISE EQUITY FUND

By:                                             By:
--------------------------------------------    --------------------------------------------
    Name:                                           Name:
    Title:                                          Title:

                                                                      APPENDIX B

                      AGREEMENT AND PLAN OF REORGANIZATION

                            DATED AS OF           , 2001

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
1. Defined Terms; Sections and Exhibits; Miscellaneous
  Terms.....................................................
  a. Definitions............................................
  b. Use of Defined Terms...................................
  c. Sections and Exhibits..................................
  d. Miscellaneous Terms....................................
2. The Reorganization.......................................
  a. Transfer of Assets.....................................
  b. Assumption of Liabilities..............................
  c. Issuance and Valuation of Corresponding Shares in the
     Reorganization.........................................
  d. Distribution of Corresponding Shares to the Acquired
     Fund Shareholders......................................
  e. Interest; Proceeds.....................................
  f. Valuation Time.........................................
  g. Evidence of Transfer...................................
  h. Termination............................................
3. Representations and Warranties of the Acquired Fund......
  a. Formation and Qualification............................
  b. Licenses...............................................
  c. Authority..............................................
  d. Financial Statements...................................
  e. Semi-Annual Report to Shareholders.....................
  f. Prospectus and Statement of Additional Information.....
  g. Litigation.............................................
  h. Material Contracts.....................................
  i. No Conflict............................................
  j. Undisclosed Liabilities................................
  k. Taxes..................................................
  l. Assets.................................................
  m. Consents...............................................
  n. N-14 Registration Statement............................
  o. Capitalization.........................................
  p. Books and Records......................................
4. Representations and Warranties of the Acquiring Fund.....
  a. Formation and Qualification............................
  b. Licenses...............................................
  c. Authority..............................................
  d. Financial Statements...................................
  e. Semi-Annual Report to Stockholders.....................
  f. Prospectus and Statement of Additional Information.....
  g. Litigation.............................................
  h. Material Contracts.....................................
  i. No Conflict............................................
  j. Undisclosed Liabilities................................
  k. Taxes..................................................
  l. Consents...............................................
  m. N-l4 Registration Statement............................
  n. Capitalization.........................................
  o. Corresponding Shares...................................
5. Covenants of the Acquired Fund and the Acquiring Fund....
  a. Special Shareholders' Meeting..........................

                                                              PAGE
                                                              ----
  b. Unaudited Financial Statements.........................
  c. Share Ledger Records of the Acquiring Fund.............
  d. Conduct of Business....................................
  e. Termination of the Acquired Fund.......................
  f. Filing of N-14 Registration Statement..................
  g. Corresponding Shares...................................
  h. Tax Returns............................................
  i. Combined Proxy Statement and Prospectus Mailing........
  j. Confirmation of Tax Basis..............................
  k. Shareholder List.......................................
6. Closing Date.............................................
7. Conditions of the Acquired Fund..........................
  a. Representations and Warranties.........................
  b. Performance............................................
  c. Shareholder Approval...................................
  d. Approval of Board of Directors.........................
  e. Deliveries by the Acquiring Fund.......................
  f. No Material Adverse Change.............................
  g. Absence of Litigation..................................
  h. Proceedings and Documents..............................
  i. N-14 Registration Statement............................
  j. Compliance with Laws; No Adverse Action or Decision....
  k. Commission Orders or Interpretations...................
8. Conditions of the Acquiring Fund.........................
  a. Representations and Warranties.........................
  b. Performance............................................
  c. Shareholder Approval...................................
  d. Approval of Board of Directors.........................
  e. Deliveries by the Acquired Fund........................
  f. No Material Adverse Change.............................
  g. Absence of Litigation..................................
  h. Proceedings and Documents..............................
  i. N-l4 Registration Statement............................
  j. Compliance with Laws; No Adverse Action or Decision....
  k. Commission Orders or Interpretations...................
  l. Dividends..............................................
9. Termination, Postponement and Waivers....................
  a. Termination of Agreement...............................
  b. Commission Order.......................................
  c. Effect of Termination..................................
  d. Waivers; Non-Material Changes..........................
10. Survival of Representations and Warranties..............
11. Other Matters...........................................
  a. Obligations............................................
  b. Further Assurances.....................................
  c. Notices................................................
  d. Entire Agreement.......................................
  e. Amendment..............................................
  f. Governing Law..........................................
  g. Assignment.............................................
  h. Costs of the Reorganization............................

                                                              PAGE
                                                              ----
  i. Severability...........................................
  j. Headings...............................................
  k. Counterparts...........................................

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of
the                day of                2001, by and between the Enterprise
Convertible Securities Fund (the "Acquired Fund") and the Enterprise Mid-Cap Growth Fund (the "Acquiring Fund"), each a separate investment portfolio of The Enterprise Group of Funds, Inc. (the "Corporation").

                             PLAN OF REORGANIZATION

     WHEREAS, the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the reorganization will consist of (i) the acquisition of the Acquired Fund's Assets (as defined herein), and assumption of the Acquired Fund's Assumed Liabilities (as defined herein), by the Acquiring Fund solely in exchange for an aggregate value of newly issued shares of common stock, par value $.10 per share, of the Acquiring Fund (the "Shares"), equal to the net asset value of the Acquired Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (the "Reorganization");

     WHEREAS, in the course of the Reorganization, Shares of the Acquiring Fund will be issued to the Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B, Class C and Class Y shares of the Acquired Fund will be entitled to receive Class A, Class B, Class C and Class Y Shares, respectively (the "Corresponding Shares") of the Acquiring Fund on the Closing Date (as defined herein);

     WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of the Acquired Fund will equal the aggregate net asset value of the Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein); and

     WHEREAS, it is intended that the Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code.

                                   AGREEMENT

     NOW, THEREFORE, in order to consummate the Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, the Acquired Fund and the Acquiring Fund hereby agree as follows:

1. DEFINED TERMS; SECTIONS AND EXHIBITS; MISCELLANEOUS TERMS

     a. Definitions. As used herein the following terms have the following respective meanings:

          "Acquired Fund" shall refer to Enterprise Convertible Securities Fund.

          "Acquiring Fund" shall refer to Enterprise Mid-Cap Growth Fund.

          "Agreement" has the meaning ascribed thereto in the introduction hereof.

          "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of Enterprise Convertible Securities Fund.

          "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of Enterprise Convertible Securities Fund.

          "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

          "Code" has the meaning ascribed thereto under the heading "Plan of Reorganization."

          "Commission" shall mean the Securities and Exchange Commission.

          "Corresponding Shares" has the meaning ascribed thereto under the heading "Plan of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of Enterprise Mid-Cap Growth Fund.

          "Corporation" shall refer to The Enterprise Group of Funds, Inc.

          "Corporation Articles of Incorporation" shall mean the Articles of Incorporation of the Corporation, dated as of July 30, 1987, as amended from time to time.

          "Corporation Prospectus" shall mean the prospectus relating to the Acquiring Fund and the Acquired Fund, dated May 1, 2001.

          "Corporation Statement of Additional Information" shall mean the statement of additional information relating to the Acquiring Fund and the Acquired Fund, dated May 1, 2001.

          "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

          "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

          "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

          "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

          "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

          "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

          "Majority Shareholder Vote" shall mean the affirmative vote of the holders of not less than a majority of the total votes entitled to be cast at a meeting of shareholders of the Acquired Fund by the holders of shares entitled to vote thereon, voting together as a single class. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the Acquired Fund and (ii) 67% or more of the shares of the Acquired Fund represented at the special shareholders' meeting referenced in Section 5(a) hereof if more than 50% of such shares are represented.

          "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

          "N-l4 Registration Statement" has the meaning ascribed thereto in
     Section 3(n) hereof.

          "PWC" shall mean PricewaterhouseCoopers LLP, independent auditors of the Corporation.

          "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

          "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

          "Reorganization" has the meaning ascribed thereto in the second paragraph under the heading "Plan of Reorganization" hereof.

          "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

          "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company Act.

          "Section 17 Order" shall mean an order obtained from the Commission pursuant to Section 17(b) of the Investment Company Act to exempt consummation of a Reorganization from the prohibitions of Section 17(a) of such Act.

          "Securities Act" shall mean the Securities Act of 1933, as amended.

          "Shares" has the meaning ascribed thereto under the heading "Plan of Reorganization".

          "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

     b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

     c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

     d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. THE REORGANIZATION

     a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (such assets are collectively referred to herein as the "Assets").

     b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (such liabilities are collectively referred to herein as the "Assumed Liabilities").

     c. Issuance and Valuation of Corresponding Shares in the Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the Corporation Prospectus and the Corporation Statement of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

     d. Distribution of Corresponding Shares to the Acquired Fund
Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

     e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

     f. Valuation Time.

          i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on December 6, 2001, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

          ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the State of Maryland to effect the transfer of the Assets to the Acquiring Fund.

     h. Termination. The Acquired Fund's existence as a separate investment portfolio of the Corporation will be terminated as soon as practicable following the consummation of the Reorganization by making any required filings with the Secretary of State of Maryland, as provided in Section 5(e) hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND

     The Acquired Fund represents and warrants to the Acquiring Fund as follows:

     a. Formation and Qualification. The Acquired Fund is a separate investment portfolio of The Enterprise Group of Funds, Inc., a corporation duly organized, validly existing and in good standing in conformity with the laws of Maryland, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

     b. Licenses. The Acquired Fund (or the Corporation on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its taxable year ending upon the liquidation of the Acquired Fund.

     c. Authority. The Corporation, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of the Corporation or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by the Corporation, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

     d. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of December 31, 2000, said financial statements having been audited by PWC. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     e. Semi-Annual Report to Shareholders. The Acquiring Fund has been furnished with the Acquired Fund's Semi-Annual Report to Shareholders for the six months ended June 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     f. Prospectus and Statement of Additional Information. The Acquiring Fund has been furnished with the Corporation Prospectus and the Corporation Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

     h. Material Contracts. There are no material contracts outstanding to which the Corporation, on behalf of the Acquired Fund, is a party that have not been disclosed in the N-14 Registration Statement, the Corporation Prospectus or the Corporation Statement of Additional Information.

     i. No Conflict. The execution and delivery of this Agreement by the Corporation, on behalf of the Acquired Fund, and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Corporation Articles of Incorporation or by-laws, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Corporation, on behalf of the Acquired Fund, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

     j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since June 30, 2001, and those incurred in connection with the Reorganization.

     k. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

     l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

     m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and
(iii) if necessary, receipt of a Section 17 Order.

     n. N-14 Registration Statement. The registration statement filed, or to be filed, by the Corporation, on behalf of the Acquiring Fund, on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement", on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     o. Capitalization. Under the Corporation Articles of Incorporation, the Corporation is authorized to issue 800,000,000 shares of common stock, par value $.001 per share, divided into four classes designated Class A, Class B, Class C and Class Y shares, each such class consisting of 200,000,000 shares. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquired Fund to automatically convert to Class A shares of the Acquired Fund eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

     p. Books and Records. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND

     The Acquiring Fund represents and warrants to the Acquired Fund as follows:

     a. Formation and Qualification. The Acquiring Fund is a separate investment portfolio of The Enterprise Group of Funds, Inc., a corporation duly organized, validly existing and in good standing in conformity with the laws of Maryland, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

     b. Licenses. The Acquiring Fund (or the Corporation on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify both until consummation of the Reorganization and thereafter.

     c. Authority. The Corporation, on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by the Corporation, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

     d. Financial Statements. The Acquired Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Fund, each as of December 31, 2000, said financial statements having been audited by PWC. Such audited financial statements fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     e. Semi-Annual Report to Stockholders. The Acquired Fund has been furnished with the Acquiring Fund's Semi-Annual Report to Stockholders for the six months ended June 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     f. Prospectus and Statement of Additional Information. The Acquired Fund has been furnished with the Corporation Prospectus and the Corporation Statement of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

     h. Material Contracts. There are no material contracts outstanding to which the Corporation, on behalf of the Acquiring Fund, is a party that have not been disclosed in the N-14 Registration Statement, the Corporation Prospectus, or the Corporation Statement of Additional Information.

     i. No Conflict. The execution and delivery of this Agreement by the Corporation, on behalf of the Acquiring Fund, and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Corporation Articles of Incorporation or by-laws, each as amended and in effect as of the date hereof,
(ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Corporation, on behalf of the Acquiring Fund, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

     j. Undisclosed Liabilities. The Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since June 30, 2001 and those incurred in connection with the Reorganization.

     k. Taxes. The Acquiring Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

     l. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) and (ii) if necessary, receipt of a
Section 17 Order.

     m. N-l4 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Fund
(i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and
(ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     n. Capitalization. Under the Corporation Articles of Incorporation, the Corporation is authorized to issue 800,000,000 shares of common stock, par value $.001 per share, divided into four classes designated Class A, Class B, Class C and Class Y shares, each such class consisting of 200,000,000 shares. All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for
(i) the right of Class B shares of the Acquiring Fund to automatically convert to Class A shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

     o. Corresponding Shares.

          i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

          ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the

     United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

     a. Special Shareholders' Meeting. The Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

     b. Unaudited Financial Statements.

          i. The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with
     Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

          ii. The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with
     Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     c. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

     d. Conduct of Business. The Acquired Fund and the Acquiring Fund each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     e. Termination of the Acquired Fund. The Corporation, on behalf of the Acquired Fund, agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the State of Maryland and any other applicable law.

     f. Filing of N-14 Registration Statement. The Corporation, on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

     g. Corresponding Shares. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

     h. Tax Returns. The Acquired Fund and the Acquiring Fund each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, the Acquiring Fund and the Acquired Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

     i. Combined Proxy Statement and Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

     j. Confirmation of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

     k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by the Corporation, on behalf of the Acquired Fund.

6. CLOSING DATE

     The closing of the transactions contemplated by this Agreement shall be at the offices of The Enterprise Group of Funds, Inc. after the close of the New York Stock Exchange on December 6, 2001, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. CONDITIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

     a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

     c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

     d. Approval of Board of Directors. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of the Corporation, on behalf of the Acquiring Fund, including a majority of the Directors who are not "interested persons" of the Corporation as defined in
Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

     e. Deliveries by the Acquiring Fund. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

          i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of the Corporation, on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a), (b), (d) and (f) have been fulfilled;

          ii. the unaudited financial statements of the Acquiring Fund required by Section 5(b)(ii) hereof; and

          iii. an opinion of PWC in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes,
     (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party" to the Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement;
     (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided that the Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) the taxable year of the Acquired Fund will end on the effective date of the Reorganization and pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

     f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquiring Fund since June 30, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Fund's customary operating expenses, each in the ordinary course of business.

     g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

     h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

     i. N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

     j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

     k. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations, including a Section 17 Order, as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. CONDITIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

     a. Representations and Warranties. The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

     c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

     d. Approval of Board of Directors. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of the Corporation, on behalf of the Acquired Fund, including a majority of the Directors who are not "interested persons" of the Corporation within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

     e. Deliveries by the Acquired Fund. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

          i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of the Corporation, on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c), (d) and (f) have been fulfilled;

          ii. the unaudited financial statements of the Acquired Fund required by Section 5(b)(i) hereof; and

          iii. an opinion of PWC in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof.

     f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since June 30, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

     g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

     h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

     i. N-l4 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

     j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

     k. Commission Orders or Interpretations. The Acquiring Fund shall have received from the Commission such orders or interpretations, including a Section 17 Order, as counsel to the Acquiring Fund, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

     l. Dividends. Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized as of the Closing Date.

9. TERMINATION, POSTPONEMENT AND WAIVERS

     a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

          i. by the Acquired Fund or the Acquiring Fund if:

             (1) the Board of Directors of the Corporation so agree in writing;
        or

             (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

          ii. by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

          iii. by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

     b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Directors of the Corporation to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

     c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, or the Corporation, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

     d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10. SURVIVAL OF REPRESENTATIONS AND WARRANTIES

     The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee or agent of the Acquired Fund or the Acquiring Fund, or of the Corporation against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. OTHER MATTERS

     a. Obligations. Copies of the Corporation Articles of Incorporation are on file with the Secretary of State of Maryland and notice is hereby given that this instrument is executed on behalf of the Directors of the Corporation on behalf of the Acquired Fund and on behalf of the Acquiring Fund.

     b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

     c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

        If to the Acquired Fund, to:

           The Enterprise Group of Funds, Inc.
           Atlanta Financial Center
           3343 Peachtree Road, N.E., Suite 450
           Atlanta, Georgia 30326
           Attention: Catherine R. McClellan

        With a copy to:

           Shearman & Sterling
           599 Lexington Avenue
           New York, New York 10022
           Attention: Margery K. Neale, Esq.

        If to the Acquiring Fund, to:

           The Enterprise Group of Funds, Inc.
           Atlanta Financial Center
           3343 Peachtree Road, N.E., Suite 450
           Atlanta, Georgia 30326
           Attention: Catherine R. McClellan

        With a copy to:

           Shearman & Sterling
           599 Lexington Avenue
           New York, New York 10022
           Attention: Margery K. Neale, Esq.

     d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

     e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

     f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

     g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     h. Costs of the Reorganization. All costs of the Reorganization shall be borne by Enterprise Capital Management, Inc. or an affiliate thereof, regardless of whether the Reorganizations are consummated.

     i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

     j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

     k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

     IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

                                                THE ENTERPRISE GROUP OF FUNDS, INC., ON
ATTEST:                                         BEHALF OF
                                                ENTERPRISE CONVERTIBLE SECURITIES FUND

By:                                             By:
    ----------------------------------------    ----------------------------------------
    Name:                                           Name:
    Title                                           Title:

                                                THE ENTERPRISE GROUP OF FUNDS, INC., ON
ATTEST:                                         BEHALF OF
                                                ENTERPRISE MID-CAP GROWTH FUND

By:                                             By:
    ----------------------------------------    ----------------------------------------
    Name:                                           Name:
    Title:                                          Title:

                                                                      APPENDIX C

                      AGREEMENT AND PLAN OF REORGANIZATION

                          DATED AS OF           , 2001

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
1. Defined Terms; Sections and Exhibits; Miscellaneous
  Terms.....................................................
  a. Definitions............................................
  b. Use of Defined Terms...................................
  c. Sections and Exhibits..................................
  d. Miscellaneous Terms....................................
2. The Reorganization(s)....................................
  a. Transfer of Assets.....................................
  b. Assumption of Liabilities..............................
  c. Issuance and Valuation of Corresponding Shares in the
     Reorganization.........................................
  d. Distribution of Corresponding Shares to the Acquired
     Fund Shareholders......................................
  e. Interest; Proceeds.....................................
  f. Valuation Time.........................................
  g. Evidence of Transfer...................................
  h. Termination............................................
  i. Separate Agreements; Reorganizations Not Conditioned on
     One Another............................................
3. Representations and Warranties of the Acquired Fund......
  a. Formation and Qualification............................
  b. Licenses...............................................
  c. Authority..............................................
  d. Financial Statements...................................
  e. Semi-Annual Report to Shareholders.....................
  f. Prospectus and Statement of Additional Information.....
  g. Litigation.............................................
  h. Material Contracts.....................................
  i. No Conflict............................................
  j. Undisclosed Liabilities................................
  k. Taxes..................................................
  l. Assets.................................................
  m. Consents...............................................
  n. N-14 Registration Statement............................
  o. Capitalization.........................................
  p. Books and Records......................................
4. Representations and Warranties of the Acquiring Fund.....
  a. Formation and Qualification............................
  b. Licenses...............................................
  c. Authority..............................................
  d. Financial Statements...................................
  e. Semi-Annual Report to Stockholders.....................
  f. Prospectus and Statement of Additional Information.....
  g. Litigation.............................................
  h. Material Contracts.....................................
  i. No Conflict............................................
  j. Undisclosed Liabilities................................
  k. Taxes..................................................
  l. Consents...............................................
  m. N-14 Registration Statement............................
  n. Capitalization.........................................
  o. Corresponding Shares...................................

                                                              PAGE
                                                              ----
5. Covenants of the Acquired Fund and the Acquiring Fund....
  a. Special Shareholders' Meeting..........................
  b. Unaudited Financial Statements.........................
  c. Share Ledger Records of the Acquiring Fund.............
  d. Conduct of Business....................................
  e. Termination of the Acquired Fund.......................
  f. Filing of N-14 Registration Statement..................
  g. Corresponding Shares...................................
  h. Tax Returns............................................
  i. Combined Proxy Statement and Prospectus Mailing........
  j. Confirmation of Tax Basis..............................
  k. Shareholder List.......................................
6. Closing Date.............................................
7. Conditions of the Acquired Fund..........................
  a. Representations and Warranties.........................
  b. Performance............................................
  c. Shareholder Approval...................................
  d. Approval of Board of Directors.........................
  e. Deliveries by the Acquiring Fund.......................
  f. No Material Adverse Change.............................
  g. Absence of Litigation..................................
  h. Proceedings and Documents..............................
  i. N-14 Registration Statement............................
  j. Compliance with Laws; No Adverse Action or Decision....
  k. Commission Orders or Interpretations...................
8. Conditions of the Acquiring Fund.........................
  a. Representations and Warranties.........................
  b. Performance............................................
  c. Shareholder Approval...................................
  d. Approval of Board of Directors.........................
  e. Deliveries by the Acquired Fund........................
  f. No Material Adverse Change.............................
  g. Absence of Litigation..................................
  h. Proceedings and Documents..............................
  i. N-l4 Registration Statement............................
  j. Compliance with Laws; No Adverse Action or Decision....
  k. Commission Orders or Interpretations...................
  l. Dividends..............................................
9. Termination, Postponement and Waivers....................
  a. Termination of Agreement...............................
  b. Commission Order.......................................
  c. Effect of Termination..................................
  d. Waivers; Non-Material Changes..........................
10. Survival of Representations and Warranties..............
11. Other Matters...........................................
  a. Obligations............................................
  b. Further Assurances.....................................
  c. Notices................................................
  d. Entire Agreement.......................................
  e. Amendment..............................................
  f. Governing Law..........................................

                                                              PAGE
                                                              ----
  g. Assignment.............................................
  h. Costs of the Reorganization............................
  i. Severability...........................................
  j. Headings...............................................
  k. Counterparts...........................................

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of
the      day of                2001, by and between each Acquired Fund (as
defined herein) and the Acquiring Fund (as defined herein), each a separate investment portfolio of The Enterprise Group of Funds, Inc. (the "Corporation").

                            PLANS OF REORGANIZATION

     WHEREAS, this Agreement constitutes a separate agreement and plan of reorganization between each Acquired Fund and the Acquiring Fund set forth below:

             ACQUIRED FUND:                             ACQUIRING FUND:
             --------------                -----------------------------------------
Enterprise International Core Growth Fund  Enterprise International Growth Fund (the
  (the "International Core Fund")            "International Growth Fund")
Enterprise Emerging Countries Fund (the    International Growth Fund
  "Emerging Fund")
Enterprise Worldwide Growth Fund (the      International Growth Fund
  "Worldwide Fund")

     WHEREAS, each Acquired Fund owns securities that generally are assets of the character in which the respective Acquiring Fund is permitted to invest;

     WHEREAS, each reorganization will consist of (i) the acquisition of an Acquired Fund's Assets (as defined herein), and assumption of that Acquired Fund's Assumed Liabilities (as defined herein), by the respective Acquiring Fund solely in exchange for an aggregate value of newly issued shares of common stock, par value $.10 per share, of such Acquiring Fund (the "Shares"), equal to the net asset value of such Acquired Fund's Assets determined in accordance with
Section 2(c) hereof, and (ii) the subsequent distribution by that Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (each a "Reorganization" and collectively the "Reorganizations");

     WHEREAS, in the course of each Reorganization, Shares of the Acquiring Fund will be issued to an Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B, Class C and Class Y Shares of an Acquired Fund will be entitled to receive Class A, Class B, Class C and Class Y Shares, respectively (the "Corresponding Shares") of the Acquiring Fund on the Closing Date (as defined herein);

     WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of an Acquired Fund will equal the aggregate net asset value of the respective Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein);

     WHEREAS, it is intended that each Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code; and

     WHEREAS, the consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

                                   AGREEMENT

     NOW, THEREFORE, in order to consummate each Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, each Acquired Fund and Acquiring Fund hereby agree as follows:

1. DEFINED TERMS; SECTIONS AND EXHIBITS; MISCELLANEOUS TERMS

     a. Definitions. As used herein the following terms have the following respective meanings:

          "Acquired Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquired Fund" shall refer to the International Core Fund in respect of the International Core Funds Reorganization, the Emerging Fund in respect of the Emerging Funds Reorganization and the Worldwide Fund in respect of the Worldwide Funds Reorganization.

          "Acquiring Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquiring Fund" shall refer to the International Growth Fund in respect of the International Core Funds Reorganization, the Emerging Funds Reorganization and the Worldwide Funds Reorganization.

          "Agreement" has the meaning ascribed thereto in the introduction hereof.

          "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of (i) the International Core Fund in the case of the International Core Funds Reorganization, (ii) the Emerging Fund in the case of the Emerging Funds Reorganization and (iii) the Worldwide Fund in the case of the Worldwide Funds Reorganization.

          "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of (i) the International Core Fund in the case of the International Core Funds Reorganization, (ii) the Emerging Fund in the case of the Emerging Funds Reorganization and (iii) the Worldwide Fund in the case of the Worldwide Funds Reorganization.

          "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

          "Code" has the meaning ascribed thereto under the heading "Plans of Reorganization."

          "Commission" shall mean the Securities and Exchange Commission.

          "Corporation" shall refer to The Enterprise Group of Funds, Inc.

          "Corporation Articles of Incorporation" shall mean the Articles of Incorporation of the Corporation dated as of July 30, 1987, as amended from time to time.

          "Corporation Prospectus" shall mean the prospectus relating to the Acquired Funds and the Acquiring Fund, dated May 1, 2001, as amended or supplemented.

          "Corporation Statement of Additional Information" shall mean the statement of additional information relating to the Acquired Funds and the Acquiring Fund, dated May 1, 2001, as amended or supplemented.

          "Corresponding Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of the International Growth Fund in the case of the International Core Funds Reorganization, the Emerging Funds Reorganization and the Worldwide Funds Reorganization.

          "Emerging Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

          "Emerging Funds Reorganization" consists of (i) the acquisition of the Emerging Fund's Assets, and assumption of the Emerging Fund's Assumed Liabilities, by the International Growth Fund solely in exchange for an aggregate value of Corresponding Shares of the International Growth Fund, equal to the net asset value of the Emerging Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Emerging Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the Emerging Fund in liquidation of the Emerging Fund.

          "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

          "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

          "International Core Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

          "International Core Funds Reorganization" consists of (i) the acquisition of the International Core Fund's Assets, and assumption of the International Core Fund's Assumed Liabilities, by the International Growth Fund solely in exchange for an aggregate value of Corresponding Shares of the International Growth Fund, equal to the net asset value of the International Core Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the International Core Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the International Core Fund in liquidation of the International Core Fund.

          "International Growth Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

          "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

          "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

          "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

          "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

          "Majority Shareholder Vote" shall mean the affirmative vote of the holders of not less than a majority of the total votes entitled to be cast at a meeting of shareholders of the Acquired Fund by the holders of shares entitled to vote thereon, voting together as a single class. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the Acquired Fund and (ii) 67% or more of the shares of the Acquired Fund represented at the special shareholders' meeting referenced in Section 5(a) hereof if more than 50% of such shares are represented.

          "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

          "N-14 Registration Statement" has the meaning ascribed thereto in
     Section 3(n) hereof.

          "PWC" shall mean PricewaterhouseCoopers LLP, independent auditors of the Corporation.

          "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

          "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

          "Reorganization" has the meaning ascribed thereto in the second paragraph under the heading "Plans of Reorganization" hereof. For purposes of this Agreement, the term "Reorganization" shall refer to the Emerging Funds Reorganization, the International Core Funds Reorganization and the Worldwide Funds Reorganization, as the context requires.

          "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

          "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company Act.

          "Section 17 Order" shall mean an order obtained from the Commission pursuant to Section 17(b) of the Investment Company Act to exempt consummation of a Reorganization from the prohibitions of Section 17(a) of such Act.

          "Securities Act" shall mean the Securities Act of 1933, as amended.

          "Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization."

          "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

          "Worldwide Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

          "Worldwide Funds Reorganization" consists of (i) the acquisition of the Worldwide Fund's Assets, and assumption of the Worldwide Fund's Assumed Liabilities, by the International Growth Fund solely in exchange for an aggregate value of Corresponding Shares of the International Growth Fund, equal to the net asset value of the Worldwide Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Worldwide Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the Worldwide Fund in liquidation of the Worldwide Fund.

     b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

     c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

     d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. THE REORGANIZATION(S)

     a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (as to each Acquired Fund, such assets are collectively referred to herein as the "Assets").

     b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (as to each Acquired Fund, such liabilities are collectively referred to herein as the "Assumed Liabilities").

     c. Issuance and Valuation of Corresponding Shares in the Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of each of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the Corporation Prospectus and the Corporation Statement of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

     d. Distribution of Corresponding Shares to the Acquired Fund
Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

     e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

     f. Valuation Time.

          i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on December 6, 2001) or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

          ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the State of Maryland to effect the transfer of the Assets to the Acquiring Fund.

     h. Termination. The Acquired Fund's existence as a separate investment portfolio of the Corporation will be terminated as soon as practicable following the consummation of the applicable Reorganization by making any required filings with the Secretary of State of Maryland, as provided in Section 5(e) hereof.

     i. Separate Agreements; Reorganizations Not Conditioned on One
Another. Each of the respective parties hereto hereby agrees that this Agreement shall constitute a separate agreement and plan of reorganization as to each of (i) the Emerging Funds Reorganization, (ii) the International Core Funds Reorganization and (iii) the Worldwide Funds Reorganization. The parties further agree that the consummation of one Reorganization shall not be conditioned on the consummation of any other Reorganization.

3. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND

     The Acquired Fund represents and warrants to the Acquiring Fund as follows:

     a. Formation and Qualification. The Acquired Fund is a separate investment portfolio of The Enterprise Group of Funds, Inc., a corporation duly organized, validly existing and in good standing in conformity with the laws of Maryland, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

     b. Licenses. The Acquired Fund (or the Corporation, on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its taxable year ending upon the liquidation of the Acquired Fund.

     c. Authority. The Corporation, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of the Corporation or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by the Corporation, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

     d. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of December 31, 2000, said financial statements having been audited by PWC. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     e. Semi-Annual Report to Shareholders. The Acquiring Fund has been furnished with the Acquired Fund's Semi-Annual Report to Shareholders for the six months ended June 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     f. Prospectus and Statement of Additional Information. The Acquiring Fund has been furnished with the Corporation Prospectus and the Corporation Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

     h. Material Contracts. There are no material contracts outstanding to which the Corporation, on behalf of the Acquired Fund, is a party that have not been disclosed in the N-14 Registration Statement, the Corporation Prospectus or the Corporation Statement of Additional Information.

     i. No Conflict. The execution and delivery of this Agreement by the Corporation, on behalf of the Acquired Fund, and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Corporation Articles of Incorporation or by-laws, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Corporation, on behalf of the Acquired Fund, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

     j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since June 30, 2001, and those incurred in connection with the Reorganization.

     k. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

     l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

     m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and
(iii) if necessary, receipt of a Section 17 Order.

     n. N-14 Registration Statement. The registration statement filed, or to be filed, by the Corporation on behalf of the Acquiring Fund on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     o. Capitalization. Under the Corporation Articles of Incorporation, the Corporation is authorized to issue 800,000,000 shares of common stock, par value $.001 per share, divided into four classes designated Class A, Class B, Class C, and Class Y shares, each such class consisting of 200,000,000 shares. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquired Fund to automatically convert to Class A shares of the Acquired Fund eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

     p. Books and Records. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND

     The Acquiring Fund represents and warrants to the Acquired Fund as follows:

     a. Formation and Qualification. The Acquiring Fund is a separate investment portfolio of The Enterprise Group of Funds, Inc., a corporation duly organized, validly existing and in good standing in conformity with the laws of Maryland, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

     b. Licenses. The Acquiring Fund (or the Corporation on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify both until consummation of the Reorganization and thereafter.

     c. Authority. The Corporation, on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by the Corporation, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

     d. Financial Statements. The Acquired Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Fund, each as of December 31, 2000, said financial statements having been audited by PWC, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     e. Semi-Annual Report to Stockholders. The Acquired Fund has been furnished with the Acquiring Fund's Semi-Annual Report to Stockholders for the six months ended June 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     f. Prospectus and Statement of Additional Information. The Acquired Fund has been furnished with the Corporation Prospectus and the Corporation Statement of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

     h. Material Contracts. There are no material contracts outstanding to which the Corporation on behalf of the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement, the Corporation Prospectus or the Corporation Statement of Additional Information.

     i. No Conflict. The execution and delivery of this Agreement by the Corporation on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Corporation Articles of Incorporation or by-laws, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Corporation on behalf of the Acquiring Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

     j. Undisclosed Liabilities. The Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since June 30, 2001 and those incurred in connection with the Reorganization.

     k. Taxes. The Acquiring Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

     l. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) and (ii) if necessary, receipt of a
Section 17 Order.

     m. N-14 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Fund
(i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and
(ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     n. Capitalization. Under the Corporation Articles of Incorporation, the Corporation is authorized to issue 800,000,000 shares of common stock, par value $.001 per share, divided into four classes, designated Class A, Class B, Class C and Class Y shares, each such class consisting of 200,000,000 shares. All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquiring Fund to automatically convert to Class A shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

     o. Corresponding Shares.

          i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

          ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

     a. Special Shareholders' Meeting. The Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

     b. Unaudited Financial Statements.

          i. The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with
     Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

          ii. The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with
     Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     c. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

     d. Conduct of Business. The Acquired Fund and the Acquiring Fund each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the

Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     e. Termination of the Acquired Fund. The Corporation, on behalf of the Acquired Fund, agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the State of Maryland and any other applicable law.

     f. Filing of N-14 Registration Statement. The Corporation, on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

     g. Corresponding Shares. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

     h. Tax Returns. The Acquired Fund and the Acquiring Fund each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, the Acquiring Fund and the Acquired Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

     i. Combined Proxy Statement and Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

     j. Confirmation of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

     k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by the Corporation on behalf of the Acquired Fund.

6. CLOSING DATE

     The closing of the transactions contemplated by this Agreement shall be at the offices of The Enterprise Group of Funds, Inc. after the close of the New York Stock Exchange on December 6, 2001, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. CONDITIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

     a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

     c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

     d. Approval of Board of Directors. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of the Corporation, on behalf of the Acquiring Fund, including a majority of the Directors who are not "interested persons" of the Corporation as defined in
Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

     e. Deliveries by the Acquiring Fund. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

          i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of the Corporation on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a), (b), (d) and (f) have been fulfilled;

          ii. the unaudited financial statements of the Acquiring Fund required by Section 5(b)(ii) hereof; and

          iii. an opinion of PWC, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes,
     (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party" to the Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement;
     (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the

     Corresponding Shares received by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided that the Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) the taxable year of the Acquired Fund will end on the effective date of the Reorganization and pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

     f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquiring Fund since June 30, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Fund's customary operating expenses, each in the ordinary course of business.

     g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

     h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

     i. N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

     j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

     k. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations, including a Section 17 Order, as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. CONDITIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

     a. Representations and Warranties. The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

     c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

     d. Approval of Board of Directors. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of the Corporation, on behalf of the Acquired Fund, including a majority of the Directors who are not "interested persons" of the Corporation within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

     e. Deliveries by the Acquired Fund. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

          i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of the Corporation on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c), (d) and (f) have been fulfilled;

          ii. the unaudited financial statements of the Acquired Fund required by Section 5(b)(i) hereof; and

          iii. an opinion of PWC in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(ii) hereof.

     f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since June 30, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

     g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

     h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

     i. N-l4 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

     j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

     k. Commission Orders or Interpretations. The Acquiring Fund shall have received from the Commission such orders or interpretations, including a Section 17 Order, as counsel to the Acquiring Fund, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

     l. Dividends. Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized as of the Closing Date.

9. TERMINATION, POSTPONEMENT AND WAIVERS

     a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

          i. by the Acquired Fund or the Acquiring Fund if:

             (1) the Board of Directors of the Corporation so agree in writing;
        or

             (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

          ii. by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

          iii. by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

     b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Directors of the Corporation to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

     c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, or the Corporation, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

     d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10. SURVIVAL OF REPRESENTATIONS AND WARRANTIES

     The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee or agent of the Acquired Fund or the Acquiring Fund, or of the Corporation against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. OTHER MATTERS

     a. Obligations. Copies of the Corporation Articles of Incorporation and are on file with the Secretary of State of the State of Maryland and notice is hereby given that this instrument is executed on behalf of the Directors of the Corporation on behalf of the Acquired Fund and on behalf of the Acquiring Fund.

     b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

     c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

        If to the Acquired Fund, to:

           The Enterprise Group of Funds, Inc.
           Atlanta Financial Center
           3343 Peachtree Road,
           N.E. Suite 450
           Atlanta, Georgia 30326
           Attention: [Catherine R. McClellan]

        With a copy to:

           Shearman & Sterling
           599 Lexington Avenue
           New York, New York 10022
           Attention: Margery K. Neale, Esq.

        If to the Acquiring Fund, to:

           The Enterprise Group of Funds, Inc.
           Atlanta Financial Center

           3343 Peachtree Road,
           N.E. Suite 450
           Atlanta, Georgia 30326
           Attention: [Catherine R. McClellan]

        With a copy to:

           Shearman & Sterling
           599 Lexington Avenue
           New York, New York 10022
           Attention: Margery K. Neale, Esq.

     d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

     e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

     f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

     g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     h. Costs of the Reorganization. All costs of the Reorganization shall be borne by Enterprise Capital Management, Inc. or an affiliate thereof, regardless of whether the Reorganizations are consummated.

     i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

     j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

     k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

     IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

                                                THE ENTERPRISE GROUP OF FUNDS, INC.
                                                INTERNATIONAL CORE GROWTH FUND
ATTEST:                                         WORLDWIDE GROWTH FUND

By:                                             By:
--------------------------------------------    --------------------------------------------
    Name:                                           Name:
    Title:                                          Title:

                                                THE ENTERPRISE GROUP OF FUNDS, INC.
ATTEST:                                         INTERNATIONAL GROWTH FUND

By:                                             By:
--------------------------------------------    --------------------------------------------
    Name:                                           Name:
    Title:                                          Title:

                                   ENCLOSURES

                             SUBJECT TO COMPLETION
                      STATEMENT OF ADDITIONAL INFORMATION
                      THE ENTERPRISE GROUP OF FUNDS, INC.
                     Equity Fund, Mid-Cap Growth Fund, and
                           International Growth Fund

                            Atlanta Financial Center
                      3343 Peachtree Road, N.E., Suite 450
                             Atlanta, Georgia 30326
                                 1-800-368-3527

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus and Proxy Statement (the "Prospectus and Proxy Statement"), dated _____________, 2001, which have been filed with the Securities and Exchange Commission by The Enterprise Group of Funds, Inc. (sometimes referred to herein as the "Registrant") with respect to the matters described in "General Information" below. Copies of the Prospectus and Proxy Statement may be obtained at no charge upon request by writing to the Registrant at the address indicated above or by calling toll-free 1-800-368-3527. This Statement of Additional Information has been incorporated by reference into Prospectus and Proxy Statement.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus and Proxy Statement.

         Further information about the Acquiring Funds and the Acquired Funds is contained in the Enterprise Funds' Prospectus and Statement of Additional Information, dated August 31, 2001, as supplemented, and the Annual Reports to Shareholders of the Enterprise

Funds for the year ended December 31, 2000 and the Semi-Annual Report to Shareholders of the Enterprise Funds for the six months ended June 30, 2001.

         The following documents are incorporated herein by reference and accompany this Statement of Additional Information:

         - The Statement of Additional Information of the Acquiring Funds and the Acquired Funds, dated August 31, 2001, as supplemented.

         - The Annual Report of the Acquiring Funds and the Acquired Funds for the year ended December 31, 2000.

         - The Semi-Annual Report to the Shareholders of the Acquiring Funds and the Acquired Funds for the six months ended June 30, 2001.

         The date of this Statement of Additional Information is _______, 2001.

         The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the prospectuses and combined statements of additional information of the Funds, other material incorporated by reference and other information regarding the Funds.


                               TABLE OF CONTENTS

General Information ................................................... B-__

Financial Statements .................................................. B-__

Convertible Securities Fund and Mid-Cap Growth Fund

         Pro Forma Combined Statement of Assets and Liabilities
           (unaudited) as of June 30, 2001 ............................ B-__

         Pro Forma Combined Statement of Operations (unaudited)
           as of June 30, 2001 ........................................ B-__

        Pro Forma Combined Schedule of Investments (unaudited)
           as of June 30, 2001......................................... B-19

Notes to Pro Forma Financial Statements................................ B-24

Emerging Countries Fund, International Core Growth Fund and
  International Growth Fund

         Pro Forma Combined Statement of Assets and Liabilities
           (unaudited) as of June 30, 2001 ............................ B-__

         Pro Forma Combined Statement of Operations (unaudited)
           as of June 30, 2001 ........................................ B-__

         Pro Forma Combined Schedule of Investments (unaudited)
           as of June 30, 2001 ........................................ B-__

Notes to Pro Forma Financial Statements ............................... B-__


                              GENERAL INFORMATION

     The shareholders of each separate series of Enterprise Funds, a Maryland corporation, set forth below (each an "Acquired Fund," and collectively, the "Acquired Funds"), are being asked to approve or disapprove an Agreement and Plan of Reorganization (each a "Plan") between each of the Acquired Funds and the respective series of Enterprise Funds set forth below (each an "Acquiring Fund," and collectively, the "Acquiring Funds"):

ACQUIRED FUND:                                  ACQUIRING FUND:
--------------                                  ---------------
  Large-Cap Fund                                Equity Fund

  Convertible Securities Fund                   Mid-Cap Growth Fund

  Emerging Countries Fund                       International Growth Fund

  International Core Growth Fund                International Growth Fund

  Worldwide Growth Fund                         International Growth Fund

     Each Plan provides for the acquisition by an Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly issued shares (the "Corresponding Shares") of such Acquiring Fund. Each such transaction is referred to herein as a "Reorganization" and collectively, as the "Reorganizations." Immediately thereafter, and as part of the respective Reorganization, such Acquired Fund will distribute the Corresponding Shares received in such Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization. The Acquired Funds and the Acquiring Funds are sometimes collectively referred to herein as the "Funds."

     Shareholders will receive the same class of Corresponding Shares as the shares of the respective Acquired Fund held by them immediately prior to the applicable Reorganization. The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of a shareholder's Acquired Fund shares. This means that a shareholder may end up with a different number of shares compared to the number that he or she originally held, but the total dollar value of the shares will be the same.

     A Joint Special Meeting of the Acquired Funds' shareholders to consider the Plans will be held at the offices of Enterprise Funds, Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326 on December 5,
2001 at      a.m. The approximate mailing date of the Prospectus and Proxy
Statement is October 22, 2001.

For further information about the Reorganizations, see the Prospectus and Proxy Statement.

                              FINANCIAL STATEMENTS

         Unaudited Pro forma financial statements reflecting consummation of the Reorganizations relating to the Convertible Securities/Mid-Cap Growth Funds and Emerging Countries, International Core Growth, Worldwide Growth/International Growth Funds are included herein. The pro forma financial statements relating to the Reorganization of the Large-cap/Equity Funds are not included because the net asset value of this Fund does not exceed ten percent of the International Growth Fund's net asset value as of August 31, 2001.

ACQUIRED FUNDS AND ACQUIRING FUNDS

         Audited financial statements and accompanying notes for the fiscal year ended December 31, 2000 for the Acquired Funds and the Acquiring Funds and the independent auditor's report thereon are incorporated herein by reference from the Enterprise Funds' Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended June 30, 2001 for the Acquired Funds and the Acquiring Funds are incorporated herein by reference from the Enterprise Funds' Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

EGF CONVERTIBLE SECURITIES AND MID-CAP GROWTH MERGER
COMBINED STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
PRO FORMA PROJECTION AS OF JUNE 30, 2001


                                         ---------------------------------------------------------------------
                                         CONVERTIBLE SECURITIES   MID-CAP GROWTH   ADJUSTMENTS     PRO FORMA
                                                  FUND                 FUND                        COMBINED
                                         ---------------------------------------------------------------------
Investments                                   $ 10,568,166        $ 8,385,481                     $ 18,953,647
Receivable for fund shares sold                     73,216             42,825                          116,041
Receivable for investments sold                    676,340             20,850                          697,190
Dividends and interest receivable                   72,549                322                           72,871
Due from investment advisor                          4,220              9,143                           13,363
Cash and other assets                               30,497             30,173                           60,670
                                         ---------------------------------------------------------------------
     Total assets                               11,424,988          8,488,794           -           19,913,782
                                         ---------------------------------------------------------------------

Payable for fund shares redeemed                     3,690              4,252                            7,942
Payable for investments purchased                  805,522            161,669                          967,191
Investment advisory fees payable                     6,429              4,967                           11,396
Distribution fees payable                            6,829              5,093                           11,922
Due to investment adviser                                -                  -                                -
Accrued expenses and other liabilities               9,927             14,062                           23,989
                                         ---------------------------------------------------------------------
     Total liabilities                             832,397            190,043           -            1,022,440
                                         ---------------------------------------------------------------------

Net assets                                    $ 10,592,591        $ 8,298,751    $      -         $ 18,891,342
                                         =====================================================================

Class A: Net assets                             $3,647,494         $3,181,926                       $6,829,420
Shares outstanding                                 410,079            499,182     162,526            1,071,787
Net asset value and redemption price
   per share                                         $8.89              $6.37                            $6.37
Maximum sales charge per share                       $0.44              $0.32                            $0.32
Maximum offering price per share                     $9.33              $6.69                            $6.69

Class B: Net assets                             $4,659,200         $2,974,968                       $7,634,168
Shares outstanding                                 525,817            468,355     207,915            1,202,087
Net asset value and redemption price
   per share                                         $8.86              $6.35                            $6.35

Class C: Net assets                             $2,158,622         $2,008,180                       $4,166,802
Shares outstanding                                 243,941            316,211      95,999              656,151
Net asset value and redemption price
   per share                                         $8.85              $6.35                            $6.35

Class Y: Net assets                               $127,275           $133,677                         $260,952
Shares outstanding                                  14,271             20,917       5,647               40,835
Net asset value and redemption price
   per share                                         $8.92              $6.39                            $6.39


See accompanying notes to the Pro Forma Financial Statements.

CONVERTIBLE SECURITIES AND MID-CAP GROWTH MERGER
PRO FORMA COMBINED STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE YEAR (OR PERIOD) ENDED JUNE 30, 2001


                                          --------------------------------------------------------------------------------------
                                          CONVERTIBLE SECURITIES     MID-CAP GROWTH     ADJUSTMENTS             PRO FORMA
                                                 FUND                     FUND                                   COMBINED
                                          --------------------------------------------------------------------------------------
                                              FOR THE PERIOD         FOR THE PERIOD
                                          10/29/00* TO 6/30/01    10/29/00* TO 6/30/01

INVESTMENT INCOME:
  Dividends                                      $ 3,153               $ 52,149                                  $ 55,302
  Interest                                        15,469                 68,785                                    84,254
                                          --------------------------------------------------------------------------------------
     Total Investment Income                      18,622                120,934                                   139,556
                                          --------------------------------------------------------------------------------------

EXPENSES:
  Investment advisory fees                        28,281                 35,561                                    63,842
  Distribution fees, Class A                       7,207                  7,063                                    14,270
  Distribution fees, Class B                      12,596                 21,426                                    34,022
  Distribution fees, Class C                       8,372                  9,537                                    17,909
  Transfer agent fees                             65,663                 50,577                                   116,240
  Custodian and accounting fees                   34,805                 11,929            (3,000)(b)              43,734
  Audit and legal fees                             9,893                 10,776            (9,000)(c)              11,669
  Reports to shareholders                          1,305                  1,478            (1,300)(d)               1,483
  Registration fees                               26,625                 26,625           (13,699)(e)              39,551
  Directors' fees                                    133                    128               (61)(f)                 200
  Other expenses                                   4,241                  5,088            (5,000)(f)               4,329
                                          --------------------------------------------------------------------------------------
     Total expenses                              199,121                180,188           (32,060)                347,249
Less: Expense reimbursement                     (127,581)               (87,635)           44,683 (a)            (170,533)
                                          --------------------------------------------------------------------------------------
Total expenses, net of reimbursement              71,540                 92,553            12,623                 176,716
                                          --------------------------------------------------------------------------------------
     Net investment income (loss)              $ (52,918)              $ 28,381         $ (12,623)              $ (37,160)
                                          ======================================================================================
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments         (726,587)            (1,915,605)                               (2,642,192)
Net realized gain (loss) on foreign
  currency transactions                                -                      -                                         -
Net change in unrealized gain (loss) on
  investments and foreign currency
  denominated amounts                           (238,168)              (271,117)                                 (509,285)
                                          --------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                    (964,755)            (2,186,722)                -              (3,151,477)
                                          --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   (1,017,673)            (2,158,341)          (12,623)             (3,151,477)
                                          --------------------------------------------------------------------------------------



* Commencement of investment operations.

See accompanying notes to the pro forma financial statements.

a) To reduce expense reimbursement from the acquired fund.

b) To remove duplicate custody and accounting fees from the acquired fund.

c) To remove duplicate audit and legal fees from the acquired fund.

d) To remove duplicate shareholder reporting fees from the acquired fund.

e) To remove duplicate registration fees from the acquired fund.

f) To remove duplicate directors and other fees from the acquired fund.

EGF CONVERTIBLE SECURITIES AND MID-CAP GROWTH MERGER
PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2001 (UNAUDITED)

                                                       MID-CAP GROWTH    CONVERTIBLE SECURITIES    PRO FORMA COMBINED(b)
COMMON STOCKS

Advertising
Lamar Advertising Company (a)                          1,500    66,000                               1,500       66,000

Apparel & Textiles
American Eagle Outfitters Inc. (a)                     3,490   122,988                               3,490      122,988

Banking
Investors Financial Services Corporation                 700    46,900                                 700       46,900
Northern Trust Corporation                             1,300    81,250                               1,300       81,250

Biotechnology
Aviron (a)                                               920    52,440                                 920       52,440
ICOS Corporation (a)                                   1,070    68,480                               1,070       68,480
Invitrogen Corporation (a)                               910    65,338                                 910       65,338

Broadcasting
Hispanic Broadcasting Corporation (a)                  3,000    86,070                               3,000       86,070
Univision Communications Inc. (Class A) (a)            1,500    64,170                               1,500       64,170
Clear Channel Communications Inc. (a)                                      1,738       108,973       1,738      108,973

Brokers
Bear Stearns Companies Inc.                            1,500    88,455                               1,500       88,455

Building & Construction
Lowes Companies Inc.                                   1,300    94,315                               1,300       94,315

Business Services
Concord EFS Inc. (a)                                   2,700   140,427                               2,700      140,427

Cable
Charter Communications Inc. (a)                        2,900    67,715                               2,900       67,715

Communications
Brocade Communications Systems Inc. (a)                3,820   168,042                               3,820      168,042
ONI Systems Corporation (a)                            2,000    55,800                               2,000       55,800
PMC-Sierra Inc. (a)                                    2,100    65,247                               2,100       65,247

Computer Services
Comverse Technology Inc. (a)                           1,970   112,487                               1,970      112,487
Emulex Corporation (a)                                 1,700    68,680                               1,700       68,680
Sungard Data Systems Inc. (a)                          2,700    81,027                               2,700       81,027
VeriSign Inc. (a)                                      1,900   114,019                               1,900      114,019

Computer Software
Citrix Systems Inc. (a)                                3,570   124,593                               3,570      124,593
i2 Technologies Inc. (a)                               3,400    67,320                               3,400       67,320

                                                       MID-CAP GROWTH    CONVERTIBLE SECURITIES   PRO FORMA COMBINED
McDATA Corporation (a)                                 2,700    58,968                             2,700       58,968
Mercury Interactive Corporation (a)                    2,170   129,983                             2,170      129,983
Openwave Systems Inc. (a)                              1,500    52,050                             1,500       52,050
PeopleSoft Inc. (a)                                    3,470   170,828                             3,470      170,828
Peregrine Systems Inc. (a)                             2,600    75,400                             2,600       75,400
Quest Software Inc. (a)                                2,400    90,600                             2,400       90,600

Construction
Emcor Group Inc. (a)                                                         460       16,629        460       16,629

Consumer Durables
Harley Davidson Inc.                                   2,860   134,649                             2,860      134,649

Crude & Petroleum
Ensco International Inc.                               2,320    54,288                             2,320       54,288

Electrical Equipment
Jabil Circuit Inc. (a)                                 2,200    67,892                             2,200       67,892

Electronics
Integrated Device Technology (a)                       2,000    63,380                             2,000       63,380
KLA-Tencor Corporation (a)                             2,700   157,869                             2,700      157,869
Novellus Systems Inc. (a)                              1,300    73,827                             1,300       73,827
Nvidia Corporation (a)                                   700    64,925                               700       64,925
QLogic Corporation (a)                                 1,600   103,120                             1,600      103,120
Sanmina Corporation (a)                                3,800    88,958                             3,800       88,958

Energy
Aquila Inc. (a)                                        2,500    61,625                             2,500       61,625
Calpine Corporation (a)                                  900    34,020                               900       34,020
Dynegy Inc.                                            1,440    66,960                             1,440       66,960
NRG Energy Inc. (a)                                    1,710    37,757                             1,710       37,757

Finance
Capital One Financial Corporation                      2,510   150,600                             2,510      150,600
Instinet Group Inc. (a)                                2,600    48,464                             2,600       48,464
Providian Financial Corporation                        3,380   200,096                             3,380      200,096

Hotels & Restaurants
Starbucks Corporation (a)                              6,440   148,120                             6,440      148,120

Life Insurance
Phoenix Companies Inc. (a)                             2,300    42,780                             2,300       42,780

Medical Instruments
Guidant Corporation (a)                                2,200    79,200                             2,200       79,200

Medical Services
Biogen Inc. (a)                                        1,470    79,909                             1,470       79,909
Genzyme Corporation (a)                                1,200    73,200     2,131       129,991     3,331      203,191
Genzyme Corporation-Genzyme Biosurgery
  Division (Tracking Stock) (a)                                                 1            7         1            7
Genzyme Molecular Oncology                                                      1            4         1            4
Manor Care Inc. (a)                                    1,800    57,150                             1,800       57,150
Quintiles Transnational Corporation (a)                3,200    80,800                             3,200       80,800

                                                       MID-CAP GROWTH    CONVERTIBLE SECURITIES   PRO FORMA COMBINED
Wellpoint Health Networks Inc. (a)                       930    87,643                               930       87,643

Metals & Mining
Shaw Group Inc. (a)                                    2,530   101,453                             2,530      101,453

Oil Services
Baker Hughes Inc.                                      1,780    59,630                             1,780       59,630
BJ Services Company (a)                                2,640    74,923                             2,640       74,923
Nabors Industries Inc.(a)                              1,770    65,844                             1,770       65,844
National Oilwell Inc. (a)                              2,250    60,300                             2,250       60,300
Noble Drilling Corporation (a)                           960    31,440                               960       31,440
Patterson-UTI Energy Inc. (a)                          1,300    23,231                             1,300       23,231
Rowan Companies Inc. (a)                               2,760    60,996                             2,760       60,996
Smith International Inc. (a)                           1,090    65,291                             1,090       65,291

Pharmaceuticals
Abgenix Inc. (a)                                       1,700    76,500                             1,700       76,500
AdvancePCS (a)                                         1,400    89,670                             1,400       89,670
Allergan Inc.                                          2,300   196,650                             2,300      196,650
Andrx Group (a)                                          600    46,200                               600       46,200
Enzon Inc. (a)                                         1,060    66,250                             1,060       66,250
Forest Laboratories Inc. (a)                           2,040   144,840                             2,040      144,840
Gilead Sciences Inc. (a)                               1,100    64,009                             1,100       64,009
Human Genome Sciences Inc. (a)                         1,300    78,325                             1,300       78,325
ICN Pharmaceuticals Inc.                               2,100    66,612                             2,100       66,612
IDEC Pharmaceuticals Corporation (a)                   3,300   223,377                             3,300      223,377
Medarex Inc. (a)                                       2,200    51,700                             2,200       51,700
MedImmune Inc. (a)                                     1,900    89,680                             1,900       89,680
Millennium Pharmaceuticals Inc. (a)                    2,400    85,392                             2,400       85,392
Praecis Pharmaceuticals Inc. (a)                         100     1,644                               100        1,644
Protein Design Labs Inc. (a)                           1,200   104,112                             1,200      104,112
Vertex Pharmaceuticals Inc. (a)                          920    45,540                               920       45,540

Printing & Publishing
Lexmark International Group Inc. (Class A) (a)         1,400    94,150                             1,400       94,150

Retail
Abercrombie and Fitch Company (Class A) (a)            2,360   105,020                             2,360      105,020
Bed Bath & Beyond Inc. (a)                             1,900    59,280                             1,900       59,280
Best Buy Company Inc. (a)                              1,100    69,872                             1,100       69,872
Williams Sonoma Inc. (a)                               1,500    58,230                             1,500       58,230

Savings and Loan
Golden West Financial Corporation                      1,100    70,664                             1,100       70,664

Semiconductors
Advanced Micro Devices Inc. (a)                        2,300    66,424     1,383        39,941     3,683      106,365
Altera Corporation (a)                                 2,100    60,900                             2,100       60,900
Applied Micro Circuits Corporation (a)                 3,980    68,456                             3,980       68,456
Cirrus Logic Inc. (a)                                  2,620    60,339                             2,620       60,339
Credence Systems Corporation (a)                       2,300    55,752                             2,300       55,752
Teradyne Inc.(a)                                       1,800    59,580                             1,800       59,580
Xilinx Inc. (a)                                        1,200    49,488                             1,200       49,488

                                                       MID-CAP GROWTH    CONVERTIBLE SECURITIES    PRO FORMA COMBINED
Technology
Extreme Networks Inc. (a)                              1,900    56,050                              1,900       56,050
Lam Research Corporation (a)                           3,300    97,845                              3,300       97,845
National Semiconductor Corporation (a)                 1,600    46,592                              1,600       46,592
Waters Corporation (a)                                   630    17,394                                630       17,394

Telecommunications
Allegiance Telecom Inc. (a)                            2,200    32,978                              2,200       32,978
Crown Castle International Corporation (a)             6,410   105,124                              6,410      105,124
Scientific Atlanta Inc.                                1,900    77,140                              1,900       77,140
Sonus Networks Inc. (a)                                3,080    71,949                              3,080       71,949
Time Warner Telecom Inc. (a)                           1,080    36,201                              1,080       36,201

Wireless Communications
Powerwave Technologies Inc (a)                         3,400    49,300                              3,400       49,300
RF Micro Devices Inc. (a)                              2,400    64,320                              2,400       64,320


Convertible Preferred Stocks

Banking
CNB Capital Trust 6.00% due 06/30/28                                       3,987       155,493      3,987      155,493
Sovereign Bancorp Inc. 7.50% due 01/15/30                                  1,859       133,848      1,859      133,848

Broadcasting
Entercom Communications Capital (TIDES),
  6.25% due 09/30/14                                                       1,802       120,058      1,802      120,058

Consumer Products
Sealed Air Corporation due 4/01/18                                         2,550       101,873      2,550      101,873

Consumer Services
United Rentals Trust (QUIPS) 6.50% due 08/01/28                            2,691       101,922      2,691      101,922

Drugs & Medical Products
Biovail Corporation 6.75% due 03/31/25                                     1,609       126,306      1,609      126,306

Energy
Calpine Capital Trust II (TIDES)
  5.50% due 02/01/05                                                       1,867       149,360      1,867      149,360
Duke Energy Company Units 8.25% due 05/18/04                               5,482       140,613      5,482      140,613
K N Energy Inc. (PEPS) 8.25% due 11/30/01                                  1,364        88,933      1,364       88,933
Mirant Trust I 6.25% due 10/01/30                                          1,495       107,640      1,495      107,640
NRG Energy Inc. 6.50% due 05/18/04                                         4,423       102,171      4,423      102,171

Food,  Beverages & Tobacco
Suiza Capital Trust 5.50% due 01/01/28                                     2,006        81,243      2,006       81,243

Health Care
Caremark Rx Capital Trust I 7.00% due 09/29/29                             1,143       136,160      1,143      136,160

Insurance
Metlife Capital Trust I 8.00% due 05/15/03                                 1,565       152,196      1,565      152,196

Misc. Financial Services                                                   3,095       164,422      3,095      164,422
Washington Mutual Capital Trust 5.375% due 05/01/41

                                                       MID-CAP GROWTH    CONVERTIBLE SECURITIES   PRO FORMA COMBINED
Oil Services
Evi Inc. 5.00% due 11/01/27                                                2,948       144,083      2,948      144,083

Pharmaceuticals
Express Scripts Automatic 7.00% due 11/15/03                               1,573       161,390      1,573      161,390

Telecommunications
Global Crossing Ltd. 6.375% due 12/29/49                                   1,251        49,415      1,251       49,415

Transportation
Union Pacific Capital Trust (TIDES),
  6.25% due 04/01/28                                                       1,142        54,102      1,142       54,102

Travel/Entertainment/Leisure
Six Flags Inc. 7.25% due 08/15/09                                          4,578       139,858      4,578      139,858

Wireless Communications
Crown Castle International Corporation
  Trust V (DECS), 7.25% due 08/15/02                                       7,050       112,800      7,050      112,800


Convertible Corporate Bonds

Advertising
Getty Images 5.00% due 03/15/07                                          148,000       115,255    148,000      115,255
Lamar Advertising Company 5.25% due 09/15/06                             140,000       163,800    140,000      163,800
Omnicom Group Inc. 2.25% due 01/06/13                                     85,000       151,300     85,000      151,300

Automotive
Magna International Inc. 5.00% due 10/15/02                              105,000       121,275    105,000      121,275

Building & Construction
Shaw Group Inc. (144A) Zero Coupon due 05/01/21                          259,000       143,745    259,000      143,745

Cable
Adelphia Communications Corporation,
  6.00% due 02/15/06                                                     177,000       171,469    177,000      171,469
Charter Communications Inc. 5.75% due 10/15/05                           131,000       160,966    131,000      160,966

Computer Services
Affiliated Computer Services (144A),
  3.50% due 02/15/06                                                     164,000       177,940    164,000      177,940
America Online Inc. Zero Coupon due 12/06/19                             211,000       113,412    211,000      113,412
Automatic Data Processing Inc.
  Zero Coupon due 02/20/12                                               111,000       149,295    111,000      149,295
Bisys Group Inc. (144A) 4.00% due 03/15/06                               144,000       160,200    144,000      160,200
First Data Corporation 2.00% due 03/01/08                                140,000       147,175    140,000      147,175

Computer Software
BEA Systems Inc. 4.00% due 12/15/06                                       79,000        93,714     79,000       93,714
Brooks Automation Inc. (144A) 4.75% due 06/01/08                         124,000       114,545    124,000      114,545
Mercury Interactive Corporation 4.75% due 07/01/07                        59,000        51,994     59,000       51,994
Peregrine Systems Inc. (144A) 5.50% due 11/15/07                          98,000       142,835     98,000      142,835
Siebel Systems Inc. 5.50% due 09/15/06                                    62,000       133,765     62,000      133,765
Veritas Software Corporation 5.25% due 11/01/04                           11,000        78,787     11,000       78,787
Veritas Software Corporation 1.856% due 08/13/06                          29,000        57,674     29,000       57,674
Consumer Services

                                                       MID-CAP GROWTH    CONVERTIBLE SECURITIES  PRO FORMA   COMBINED
Cendant Corporation (144A)
  Zero Coupon due 02/13/21                                               239,000       175,665     239,000    175,665

Drugs & Medical Products
Alza Corporation Zero Coupon due 07/28/20                                193,000       141,855     193,000    141,855

Electronics
Celestica Inc. Zero Coupon due 08/01/20                                  363,000       158,359     363,000    158,359
Cymer Inc. 7.25% due 08/06/04                                            121,000       119,941     121,000    119,941
L-3 Communications Holdings Inc. (144A),
  5.25% due 06/01/09                                                      95,000       112,100      95,000    112,100
L-3 Communications Holdings Inc.
  5.25% due 06/01/09                                                      51,000        60,180      51,000     60,180

Energy
Orion Power Holdings Inc. 4.50% due 06/01/08                             105,000        96,863     105,000     96,863

Food,  Beverages & Tobacco
Fleming Companies Inc. (144A) 5.25% due 03/15/09                          90,000       121,275      90,000    121,275

Health Care
Gilead Sciences Inc. 5.00% due 12/15/07                                   80,000       112,400      80,000    112,400

Manufacturing
SPX Corporation Zero Coupon due 02/06/21                                  96,000        65,400      96,000     65,400
SPX Corporation (144A) Zero Coupon due 02/06/21                          153,000       104,231     153,000    104,231
Tyco International Ltd. Zero Coupon due 11/17/20                         207,000       157,320     207,000    157,320

Medical Services
Intermune Inc. 5.75% due 07/15/06                                         70,000        70,000      70,000     70,000
Protein Design Labs Inc. (144A)
  5.50% due 02/15/07                                                     139,000       185,391     139,000    185,391
Wellpoint Health Networks Inc.
  Zero Coupon due 07/02/19                                               132,000       102,135     132,000    102,135

Oil Services
Hanover Compress Company 4.75% due 03/15/08                              107,000       110,879     107,000    110,879
Nabors Industries Inc. Zero Coupon due 06/20/20                          179,000       110,085     179,000    110,085

Pharmaceuticals
Allergan Inc. Zero Coupon due 11/01/20                                    66,000        41,580      66,000     41,580
Allergan Inc.  (144A) Zero Coupon due 11/01/20                           127,000        80,010     127,000     80,010
Cephalon Inc. (144A)  5.25% due 05/01/06                                 164,000       187,370     164,000    187,370
Elan Finance Corporation Ltd
  Zero Coupon due 12/14/18                                               196,000       173,705     196,000    173,705
Ivax Corporation (144A) 4.50% due 05/15/08                               147,000       170,704     147,000    170,704

Printing & Publishing -- 0.87%
World Color Press Inc. 6.00% due 10/01/07                                 80,000        85,700      80,000     85,700

Retail
Kohl's Corporation (144A)
  Zero Coupon due 06/12/20                                               128,000        78,720     128,000     78,720
Lowes Companies Inc. (144A)
  Zero Coupon due 02/16/21                                               257,000       191,465     257,000    191,465

Semiconductors
Amkor Technology Inc. 5.00% due 03/15/07                                  98,000        79,258      98,000     79,258
Atmel Corporation Zero Coupon due 04/21/18                               168,000       128,940     168,000    128,940
Cypress Semiconductor Corporation, 4.00% due 02/01/05                     85,000        77,669      85,000     77,669
International Rectifier Corporation,
  4.25% due 07/15/07                                                     175,000       136,719     175,000    136,719
Lam Research Corporation 5.00% due 09/01/02                               77,000        93,362      77,000     93,362

                                                       MID-CAP GROWTH    CONVERTIBLE SECURITIES    PRO FORMA COMBINED
Nvidia Corporation 4.75% due 10/15/07                                    147,000       181,912    147,000      181,912

Telecommunications
CIENA Corporation 3.75% due 02/01/08                                     114,000        86,497    114,000       86,497
Comverse Technology Inc. (144A)
  1.50% due 12/01/05                                                     170,000       141,100    170,000      141,100
Echostar Communications 4.875% due 01/01/07                              157,000       138,749    157,000      138,749
Liberty Media Corporation 4.00% due 11/15/29                             205,000       155,544    205,000      155,544
Liberty Media Corporation (144A)
  3.25% due 03/15/31                                                     150,000       168,187    150,000      168,187
NTL  Inc. 6.75% due 05/15/08                                              83,000        50,734     83,000       50,734
NTL Inc. (144A) 7.00% due 12/15/08                                       116,000        57,420    116,000       57,420

Waste Management
Waste Connections Inc. (144A)
  5.50% due 04/15/06                                                      87,000        96,353     87,000       96,353

Wireless Communications
American Tower Corporation 2.25% due 10/15/09                             29,000        23,127     29,000       23,127
American Tower Corporation 5.00% due 02/15/10                            134,000       104,520    134,000      104,520
Nextel Communications Inc. 4.75% due 07/01/07                            148,000       135,790    148,000      135,790
RF Micro Devices 3.75% due 08/15/05                                      197,000       172,375    197,000      172,375


Repurchase Agreements
State Street Bank & Trust
Repurchase Agreement, 3.45% due 07/02/2001           342,000   342,000   258,000       258,000    600,000      600,000



Total Investments                                            8,385,481              10,568,166              18,953,647


(a) Non-income producing security.

(b) The pro forma combined portfolio includes several "nonconforming" positions which will be disposed of by the subadviser no later than the consummation date of the merger.

(144A) The security may only be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(DECS) Dividend Enhanced Convertible Stock

(PEPS) Participating Equity Preferred Shares

(QUIPS) Quarterly Income Preferred Security

(TIDES) Term Income Deferrable Equity Securities

INTERNATIONAL CORE, EMERGING COUNTRIES, WORLDWIDE GROWTH AND
INTERNATIONAL GROWTH MERGER
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) FOR THE YEAR (OR PERIOD) ENDED JUNE 30, 2001

                                          ----------------------------------------------------------
                                            INTERNATIONAL    EMERGING COUNTRIES   WORLDWIDE GROWTH
                                          CORE GROWTH FUND          FUND               FUND
                                          ----------------------------------------------------------
Investments                                  $ 4,256,239        $ 3,585,869        $ 8,787,788
Foreign currency at value                          2,173             23,409             73,149
Receivable for fund shares sold                   17,192              2,586              5,733
Receivable for investments sold                   20,164             65,944            211,496
Dividends and interest receivable                  5,339             11,533              6,439
Due from investment advisor                       12,365             12,702             14,640
Cash and other assets                             30,063             31,873             29,830
                                          ----------------------------------------------------------
     Total assets                              4,343,535          3,733,916          9,129,075
                                          ----------------------------------------------------------

Payable for fund shares redeemed                       -             58,730              9,590
Payable for investments purchased                 56,177             88,544            265,816
Investment advisory fees payable                   3,465              3,784              7,359
Distribution fees payable                          2,583              1,698              4,931
Due to investment adviser                              -                  -                  -
Unrealized depreciation on forward
  currency contracts (net)                             -                  -                  -
Accrued expenses and other liabilities            12,546             78,238             16,825
                                          ----------------------------------------------------------
     Total liabilities                            74,771            230,994            304,521
                                          ----------------------------------------------------------

Net assets                                   $ 4,268,764        $ 3,502,922         $8,824,554
                                          ==========================================================

Class A: Net assets                           $1,793,224         $2,501,922         $4,532,059
Shares outstanding                               222,665            304,618            658,624
Net asset value and redemption price
   per share                                       $8.05              $8.21              $6.88
Maximum sales charge per share                     $0.40              $0.41              $0.34
Maximum offering price per share                   $8.45              $8.62              $7.22

Class B: Net assets                           $1,240,976           $461,390         $1,871,730
Shares outstanding                               154,440             56,366            273,050
Net asset value and redemption price
   per share                                       $8.04              $8.19              $6.85

Class C: Net assets                           $1,139,155           $393,212         $2,014,558
Shares outstanding                               142,085             48,042            293,743
Net asset value and redemption price
   per share                                       $8.02              $8.18              $6.86

Class Y: Net assets                              $95,409           $146,398           $406,207
Shares outstanding                                11,804             17,766             58,862
Net asset value and redemption price
   per share                                       $8.08              $8.24              $6.90


                                          ------------------------------------------------------
                                           INTERNATIONAL GROWTH    ADJUSTMENTS     PRO FORMA
                                                    FUND                           COMBINED
                                          ------------------------------------------------------
Investments                                   $ 79,758,505                         $ 96,388,401
Foreign currency at value                        2,163,311                            2,262,042
Receivable for fund shares sold                  4,150,033                            4,175,544
Receivable for investments sold                  1,576,160                            1,873,764
Dividends and interest receivable                  137,656                              160,967
Due from investment advisor                              -                               39,707
Cash and other assets                            2,624,839                            2,716,605
                                          ------------------------------------------------------
     Total assets                               90,410,504                -         107,617,030
                                          ------------------------------------------------------

Payable for fund shares redeemed                 1,563,063                            1,631,383
Payable for investments purchased                1,008,245                            1,418,782
Investment advisory fees payable                    58,854           (2,835)(a)          70,627
Distribution fees payable                           37,813                               47,025
Due to investment adviser                                -                                    -
Unrealized depreciation on forward
  currency contracts (net)                         171,620                              171,620
Accrued expenses and other liabilities             155,165                              262,774
                                          ------------------------------------------------------
     Total liabilities                           2,994,760           (2,835)          3,602,211
                                          ------------------------------------------------------

Net assets                                    $ 87,415,744          $ 2,835        $104,014,819
                                          ======================================================

Class A: Net assets                            $44,716,662           $1,459        $ 53,545,326
Shares outstanding                               3,169,343         (560,308)          3,794,942
Net asset value and redemption price
   per share                                        $14.11                               $14.11
Maximum sales charge per share                       $0.70                                $0.70
Maximum offering price per share                    $14.81                               $14.81

Class B: Net assets                            $20,637,665             $660         $24,212,421
Shares outstanding                               1,503,281         (223,543)          1,763,594
Net asset value and redemption price
   per share                                        $13.73                               $13.73

Class C: Net assets                             $6,110,675             $263          $9,657,863
Shares outstanding                                 441,473         (227,589)            697,754
Net asset value and redemption price
   per share                                        $13.84                               $13.84

Class Y: Net assets                            $15,950,742             $452         $16,599,208
Shares outstanding                               1,123,697          (42,765)          1,169,364
Net asset value and redemption price
   per share                                        $14.19                               $14.19



See accompanying notes to the pro forma financial statements.

a) To adjust for the fact that International Growth's adviser fees are 0.85%, whereas Worldwide Growth's and International Core Growth's were 1.00% and Emerging Countries was 1.25%

INTERNATIONAL CORE, EMERGING COUNTRIES, WORLDWIDE GROWTH AND
INTERNATIONAL GROWTH MERGER
PRO FORMA COMBINED STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE YEAR (OR PERIOD) ENDED JUNE 30, 2001

                                      ------------------------------------------------------------------
                                         INTERNATIONAL        EMERGING COUNTRIES      WORLDWIDE GROWTH
                                       CORE GROWTH FUND              FUND                   FUND
                                      ------------------------------------------------------------------
                                         FOR THE PERIOD         FOR THE PERIOD        FOR THE PERIOD
                                      10/29/00* TO 6/30/01   10/29/00* TO 6/30/01   10/29/00* TO 6/30/01
                                      ------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                  $ 27,518              $ 48,859              $ 37,528
  Interest                                     13,472                10,830                24,399
                                      ------------------------------------------------------------------
     Total Investment Income                   40,990                59,689                61,927
                                      ------------------------------------------------------------------

EXPENSES:
  Investment advisory fees                     22,591                29,126                51,802
  Distribution fees, Class A                    4,396                 7,924                13,628
  Distribution fees, Class B                    5,607                 2,545                 8,901
  Distribution fees, Class C                    6,529                 2,397                11,318
  Transfer agent fees                          42,721                40,594                48,993
  Custodian and accounting fees                63,627                60,381                71,425
  Audit and legal fees                         11,224                11,510                11,555
  Reports to shareholders                       1,008                 1,112                 1,635
  Registration fees                            26,517                26,578                26,571
  Directors' fees                                  58                    96                   151
  Other expenses                                3,589                 3,764                 4,799
                                      -----------------------------------------------------------------
     Total expenses                           187,867               186,027               250,778
Less: Expense reimbursement                  (137,447)             (130,810)             (144,410)
                                      -----------------------------------------------------------------
Total expenses, net
  of reimbursement                             50,420                55,217               106,368
                                      -----------------------------------------------------------------
   Net investment
     income (loss)                           $ (9,430)              $ 4,472             $ (44,441)
                                      =================================================================
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments                             (441,345)             (333,335)           (2,351,789)
Net realized gain (loss)
  on foreign currency
  transactions                                (48,845)              (49,083)              (58,002)
Net change in unrealized
  gain (loss) on investments
  and foreign currency
  denominated amounts                        (228,727)             (164,530)             (452,653)
                                      -----------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                 (718,917)             (546,948)           (2,862,444)
                                      -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  (728,347)             (542,476)           (2,906,885)
                                      -----------------------------------------------------------------



                                      ------------------------------------------------------------------
                                        INTERNATIONAL GROWTH     ADJUSTMENTS           PRO FORMA
                                                FUND                                   COMBINED
                                      ------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                 $ 1,161,883                                $ 1,275,788
  Interest                                      191,234                                    239,935
                                           -------------------------------------------------------------
    Total Investment Income                   1,353,117                                  1,515,723
                                           -------------------------------------------------------------
EXPENSES:
  Investment advisory fees                      877,947           (20,479)(a)              960,987
  Distribution fees, Class A                    229,003                                    254,951
  Distribution fees, Class B                    250,410                                    267,463
  Distribution fees, Class C                     75,072                                     95,316
  Transfer agent fees                           376,745           (95,000)(b)              414,053
  Custodian and accounting fees                 140,711          (182,124)(c)              154,020
  Audit and legal fees                           11,406           (34,289)(d)               11,406
  Reports to shareholders                        16,658                                     20,413
  Registration fees                              42,288           (76,954)(e)               45,000
  Directors' fees                                 1,965                                      2,270
  Other expenses                                  9,651                                     21,803
                                           -------------------------------------------------------------
     Total expenses                           2,031,856          (408,846)               2,247,682
Less: Expense reimbursement                           -           365,517 (f)              (47,150)
Total expenses, net                        -------------------------------------------------------------
  of reimbursement                            2,031,856           (43,929)               2,200,532
                                           -------------------------------------------------------------
   Net investment
     income (loss)                           $ (678,739)         $ 43,329               $ (684,809)
                                           =============================================================
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments                             (3,578,059)                            (6,704,528)
Net realized gain (loss)
  on foreign currency
  transactions                               (5,884,023)                            (6,039,953)
Net change in unrealized
  gain (loss) on investments
  and foreign currency
  denominated amounts                       (21,190,849)                           (22,036,759)
                                           -------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                (30,652,931)                -          (34,781,240)
INCREASE (DECREASE) IN NET ASSETS          -------------------------------------------------------------
  RESULTING FROM OPERATIONS                 (31,331,670)           94,453          (35,414,925)
                                           -------------------------------------------------------------


* Commencement of investment operations.

See accompanying notes to the pro forma financial statements.

a) To adjust for the International Growth Fund's adviser fees being 0.85%, whereas the Worldwide Growth and International Core Growth Funds were 1.00% and the Emerging Countries Fund was 1.25%

b) To remove the new cusip transfer agent fee charges from the acquired funds.

c) To remove duplicate custody and accounting fees from the acquired funds.

d) To remove duplicate audit fees from the acquired funds.

e) To remove duplicate registration fees from the acquired funds.

f) To adjust reimbursement due to the lower expense cap.

EGF INTERNATIONAL CORE, WORLDWIDE GROWTH, EMERGING COUNTRIES AND
INTERNATIONAL GROWTH MERGER
PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2001 (UNAUDITED)

                                                 INTERNATIONAL CORE GROWTH   EMERGING COUNTRIES    WORLDWIDE GROWTH
COMMON STOCKS

Australia
Computershare Ltd.
Macquarie Bank Ltd.
Westfield Holdings
Woodside Petroleum


Bermuda
Tyco International Ltd.                                                                             3,700   $201,650
XL Capital Ltd. (Class A)                            400      $32,840                                 500     41,050


Brazil
Brasil Telecom Participacoes (ADR)                                             1,300    54,613
Companhia Paranaense de Energia - Copel (ADR)                                  2,900    21,779
Companhia Vale do Rio Doce (ADR) (a)                                             200     4,640
Tele Celular Sul Participacoes (ADR)                                             400     8,080
Tele Centro Oeste Celular Participacoes (ADR)                                  3,300    50,358
Tele Norte Leste Participacoes (ADR)                 800       12,208          3,000    25,950        700     10,682
Telecomunicacoes Brasileiras (ADR)                                               600    28,050
Telemig Celular Participacoes (ADR)                                              600    24,780


Canada
Anderson Exploration Ltd. (a)                      1,500       30,294                               1,800     36,354
Magna International Inc.                             400       24,573                                 500     30,716
Manulife Financial Corporation                     1,100       30,701                               1,400     39,074
Precision Drilling Corporation (a)                 1,300       40,612                               1,400     43,736
Suncor Energy Inc.                                   800       20,348                               1,100     27,978
Talisman Energy Inc.                               1,300       49,517                               1,300     49,517

Chile
Empresa Nacional de Electricidad (ADR)                                         1,500    16,875

China
Beijing Datang Power Generation Company Ltd.                                  46,000    15,629
China Southern Airline Company Ltd. (a)                                       32,000     9,949
China Unicom Ltd. (ADR) (a)                                                    3,000    53,100
Qingling Motors Company Ltd.                                                 126,000    30,693

Croatia
Pliva (GDR) (144A)                                                             1,900    21,493

Czech Republic
Komercni Banka (GDR) (a)                                                       1,000     8,900

Denmark
Group 4 Falck
H. Lundbeck
Novo Nordisk                                         800       35,420                                 800     35,420
Vestas Wind Systems

Finland
Oyj Hartwall

France

                                                    INTERNATIONAL GROWTH     PROFORMA COMBINED
COMMON STOCKS

Australia
Computershare Ltd.                                   127,700    $400,570     127,700     400,570
Macquarie Bank Ltd.                                   39,000     732,004      39,000     732,004
Westfield Holdings                                   117,200     836,890     117,200     836,890
Woodside Petroleum                                   127,000   1,063,628     127,000   1,063,628


Bermuda
Tyco International Ltd.                                                        3,700     201,650
XL Capital Ltd. (Class A)                                                        900      73,890


Brazil
Brasil Telecom Participacoes (ADR)                                             1,300      54,613
Companhia Paranaense de Energia - Copel (ADR)                                  2,900      21,779
Companhia Vale do Rio Doce (ADR) (a)                                             200       4,640
Tele Celular Sul Participacoes (ADR)                                             400       8,080
Tele Centro Oeste Celular Participacoes (ADR)                                  3,300      50,358
Tele Norte Leste Participacoes (ADR)                                           4,500      48,840
Telecomunicacoes Brasileiras (ADR)                                               600      28,050
Telemig Celular Participacoes (ADR)                                              600      24,780


Canada
Anderson Exploration Ltd. (a)                                                  3,300      66,648
Magna International Inc.                                                         900      55,289
Manulife Financial Corporation                                                 2,500      69,775
Precision Drilling Corporation (a)                                             2,700      84,348
Suncor Energy Inc.                                                             1,900      48,326
Talisman Energy Inc.                                                           2,600      99,034

Chile
Empresa Nacional de Electricidad (ADR)                                         1,500      16,875

China
Beijing Datang Power Generation Company Ltd.                                  46,000      15,629
China Southern Airline Company Ltd. (a)                                       32,000       9,949
China Unicom Ltd. (ADR) (a)                                                    3,000      53,100
Qingling Motors Company Ltd.                                                 126,000      30,693

Croatia
Pliva (GDR) (144A)                                                             1,900      21,493

Czech Republic
Komercni Banka (GDR) (a)                                                       1,000       8,900

Denmark
Group 4 Falck                                          6,200     709,196       6,200     709,196
H. Lundbeck                                           31,200     887,776      31,200     887,776
Novo Nordisk                                          15,400     681,835      17,000     752,675
Vestas Wind Systems                                   17,600     821,307      17,600     821,307
                                                                                   0           0
Finland
Oyj Hartwall                                          45,200     726,641      45,200     726,641

France

                                                 INTERNATIONAL CORE GROWTH   EMERGING COUNTRIES    WORLDWIDE GROWTH
AGF (Assurances Generales de France)                 400       22,271                                 600     33,407
Alstom                                             1,500       41,771                               1,500     41,771
Altran Technologies
Aventis                                              500       39,957                                 580     46,350
AXA
Compagnie Generale d'Industie Participations
Hermes International
Lafarge                                              300       25,678                                 300     25,678
L'Oreal
PSA Peugeot Citroen                                  100       27,178                                 100
Sanofi-Synthelabo                                    500       32,839                                 600     27,178
Schneider Electric                                   600       33,203                                 500     39,406
Societe Generale                                                                                              27,669
Societe Television Francaise 1                       600       17,522                                 900     26,283
Suez
TotalFinaElf                                         300       42,050                                 300     42,050
Vinci
Vivendi Environnement                              1,200       50,552                               1,250     52,658
Vivendi Universal                                    600       35,008                                 700     40,843

Germany
Allianz
Altana
BASF                                                 300       11,847                                 300     11,847
Bayer
Bayerische Motoren Werke                             800       26,508                               1,100     36,449
Deutsche Bank                                        300       21,518                                 300     21,519
Deutsche Telekom                                   1,100       25,095                               1,300     29,657
E.On                                               1,000       52,491                               1,100     57,740
Muenchener Rueckvers                                 100       27,898                                 100     27,898
SAP                                                  300       41,672                                 300     41,672

Greece
Alpha Bank

Hong Kong
Cheung Kong Holdings Ltd.                          4,000       43,591          5,000    54,489      4,000     43,591
China Mobile Ltd. (a)                              5,500       28,982         24,500   129,099      6,000     31,616
China Overseas Land & Investments Ltd.                                        42,000     7,539
China Resources Enterprise                                                     6,000    10,116
Citic Pacific Ltd.                                10,000       30,962                              11,000     34,059
Dah Sing Financial Group
Denway Motors Ltd. (a)                                                        56,500    20,282
Huaneng Power International Inc.                                              30,000    18,366
Hutchison Whampoa Ltd.                             4,000       40,386                               4,000     40,386
Johnson Electric Holdings                         13,000       17,750                              15,000
Li & Fung Ltd.                                                                16,000    26,257
PetroChina Company Ltd.                                                      160,000    33,232
Shanghai Industrial Holdings Ltd.                                             10,000    17,693
Sun Hung Kai Properties Ltd.                                                                                  20,481
Yanzhou Coal Mining Company Ltd.                                              30,000    13,846

Hungary
Gedeon Richter                                                                   700    38,982
Matav                                                                          4,800    14,121
Matav (ADR)                                                                      300     4,485

India
CSFB Equity Linked Participation Notes
  (Hong Kong Info Tech Ltd.)                                                     300    23,963
CSFB Equity Linked Participation Notes
  (Hindustan Lever Ltd.)                                                      26,400   115,131
CSFB Equity Linked Participation Notes
  (ITC Ltd.)                                                                   3,200    51,302
CSFB Equity Linked Participation Notes
  (Satyam Computer Svcs Ltd.)                                                  2,500     9,050
CSFB Equity Linked Participation Notes
  (Wipro Ltd.)                                                                   400    11,890
Reliance Industries Ltd. (GDR) (144A)                                          6,000    93,600

                                                    INTERNATIONAL GROWTH     PROFORMA COMBINED

AGF (Assurances Generales de France)                                           1,000       55,678
Alstom                                                                         3,000       83,542
Altran Technologies                                 17,400      811,009       17,400      811,009
Aventis                                                                        1,080       86,307
AXA                                                 42,400    1,209,107       42,400    1,209,107
Compagnie Generale d'Industie Participations        18,820      570,017       18,820      570,017
Hermes International                                 5,300      732,112        5,300      732,112
Lafarge                                                                          600       51,356
L'Oreal                                              8,700      562,177        8,700      562,177
PSA Peugeot Citroen                                                              200       27,178
Sanofi-Synthelabo                                                              1,100       60,017
Schneider Electric                                                             1,100       72,609
Societe Generale                                     8,100      480,161        8,100      507,830
Societe Television Francaise 1                                                 1,500       43,805
Suez                                                25,500      821,179       25,500      821,179
TotalFinaElf                                         8,950    1,254,505        9,550    1,338,605
Vinci                                                9,810      625,590        9,810      625,590
Vivendi Environnement                                                          2,450      103,210
Vivendi Universal                                                              1,300       75,851

Germany
Allianz                                              2,770      809,279       2,770      809,279
Altana                                              15,700      607,904      15,700      607,904
BASF                                                                            600       23,694
Bayer                                               19,500      765,946      19,500      765,946
Bayerische Motoren Werke                            20,900      692,527      22,800      755,484
Deutsche Bank                                                                   600       43,037
Deutsche Telekom                                                              2,400       54,752
E.On                                                                          2,100      110,231
Muenchener Rueckvers                                 3,200      892,737       3,400      948,533
SAP                                                                             600       83,344

Greece                                              22,300      469,429      22,300      469,429
Alpha Bank

Hong Kong
Cheung Kong Holdings Ltd.                                                    13,000      141,671
China Mobile Ltd. (a)                                                        36,000      189,697
China Overseas Land & Investments Ltd.                                       42,000        7,539
China Resources Enterprise                                                    6,000       10,116
Citic Pacific Ltd.                                                           21,000       65,021
Dah Sing Financial Group                            95,100      491,362      95,100      491,362
Denway Motors Ltd. (a)                                                       56,500       20,282
Huaneng Power International Inc.                                             30,000       18,366
Hutchison Whampoa Ltd.                              79,000      797,617      87,000      878,389
Johnson Electric Holdings                                                    28,000       17,750
Li & Fung Ltd.                                                               16,000       26,257
PetroChina Company Ltd.                                                     160,000       33,232
Shanghai Industrial Holdings Ltd.                                            10,000       17,693
Sun Hung Kai Properties Ltd.                        67,000      603,445      67,000      623,926
Yanzhou Coal Mining Company Ltd.                                             30,000       13,846

Hungary                                                                         700       38,982
Gedeon Richter                                                                4,800       14,121
Matav                                                                           300        4,485
Matav (ADR)

India
CSFB Equity Linked Participation Notes
  (Hong Kong Info Tech Ltd.)                                                    300       23,963
CSFB Equity Linked Participation Notes
  (Hindustan Lever Ltd.)                                                     26,400      115,131
CSFB Equity Linked Participation Notes
  (ITC Ltd.)                                                                  3,200       51,302
CSFB Equity Linked Participation Notes
  (Satyam Computer Svcs Ltd.)                                                 2,500        9,050
CSFB Equity Linked Participation Notes
  (Wipro Ltd.)                                                                  400       11,890
Reliance Industries Ltd. (GDR) (144A)                                         6,000       93,600

                                                 INTERNATIONAL CORE GROWTH   EMERGING COUNTRIES    WORLDWIDE GROWTH
Indonesia
PT Gudang Garam                                                                8,000     9,271
PT Indofood Sukses Makmur                                                    126,500     9,441
PT Telekomunikasi Indonesia (Series B)                                        38,000    10,676


Israel
Check Point Software Technologies Ltd. (a)           300       15,171            950    48,042        500     25,285
Teva Pharmaceutical Industries Ltd. (ADR)            500       31,150            400    24,920        500     31,150
ESC Medical Systems Ltd. (a)                                                     400    11,540
RADWARE Ltd. (a)                                                                 600    10,830
Taro Pharmaceutical Industries Ltd. (a)                                          200    17,512

Ireland
Allied Irish Banks                                 2,400       26,847                               2,500     27,966
Bank Of Ireland                                    1,300       12,890                               3,400     33,712
Bank Of Ireland                                    2,000       19,830
CRH                                                1,300       21,813                               2,000     33,813
Elan Corporation (ADR) (a)                           500       30,500


Italy
Autostrade                                         8,000       52,000                               7,000     45,499
Banca Fideuram                                     2,400       22,820                               2,500     23,771
Banca Nazionale del Lavoro (a)                     6,400       20,068                              10,900     34,178
Edison                                             2,600       23,862                               3,000     27,534
RAS (Riunione Adriaticadi di Sicurta)              2,300       28,301                               4,500     55,372
ENI
Mediaset
Parmalat Finanz
Pirelli
Rolo Banca 1473
Telecom Italia                                                                                      3,400     30,542
TIM

Japan
Asahi Glass Company Ltd.                           5,000       41,536                               6,000     49,844
Benesse Corporation
Bridgestone Corporation                            2,000       20,929                               2,000     20,929
Canon Inc.
Daikin Industries Ltd.                             2,000       37,046                               2,000     37,046
Fast Retailing Company Ltd.                          200       34,801                                 300     52,201
Fuji Photo Film Company                            1,000       43,140                               1,000     43,140
Hoya Corporation
Keyence Corp
Kyocera Corporation                                  400       35,282                                 400     35,282
Marui Company Ltd.                                 2,000       28,867                               2,000     28,867
Matsushita Communication
Matsushita Electric Industrial
  Company Ltd.                                     1,000       15,652                               1,000     15,652
Meitec Corporation
Mitsui Fudosan Company Ltd.                        3,000       32,331                               3,000     32,331
Mizuho Holdings                                        5       23,254                                   6     27,905
Murata Manufacturing Company Ltd.                    200       13,295                                 400     26,590
Nintendo Company Ltd.                                100       18,202                                 100     18,202
Nippon Mitsubishi Oil Company                      3,000       16,935                               3,000     16,935
Nissan Motor Company                              10,000       69,040                              10,000     69,040
Nomura Securities Company Ltd.                     1,000       19,164                               1,000     19,164
NTT Corporation                                        4       20,848                                   3     16,358
NTT Data Corporation                                   3       16,358                                   3     52,201
NTT DoCoMo Inc.                                        2       34,801                                 300     22,276
Oriental Land Company Ltd.                           300       22,276                               1,000     30,390
Pioneer Corporation (a)                            1,000       30,390                                 600     39,451
Rohm Company Ltd.


                                                    INTERNATIONAL GROWTH   PROFORMA COMBINED
Indonesia
PT Gudang Garam                                                             8,000       9,271
PT Indofood Sukses Makmur                                                 126,500       9,441
PT Telekomunikasi Indonesia (Series B)                                     38,000      10,676


Israel
Check Point Software Technologies Ltd. (a)                                  1,750      88,498
Teva Pharmaceutical Industries Ltd. (ADR)                                   1,400      87,220
ESC Medical Systems Ltd. (a)                                                  400      11,540
RADWARE Ltd. (a)                                                              600      10,830
Taro Pharmaceutical Industries Ltd. (a)                                       200      17,512

Ireland
Allied Irish Banks                                  81,500     939,313     86,400     994,126
Bank Of Ireland                                                             4,700      46,602
Bank Of Ireland                                                             2,000      19,830
CRH                                                                         3,300      55,626
Elan Corporation (ADR) (a)                                                    500      30,500


Italy
Autostrade                                                                 15,000      97,499
Banca Fideuram                                                              4,900      46,591
Banca Nazionale del Lavoro (a)                                             17,300      54,246
Edison                                                                      5,600      51,396
RAS (Riunione Adriaticadi di Sicurta)                                       6,800      83,673
ENI                                                 79,000     964,059     79,000     964,059
Mediaset                                            61,600     518,897     61,600     518,897
Parmalat Finanz                                    195,416     521,656    195,416     521,656
Pirelli                                            358,800   1,000,374    358,800   1,000,374
Rolo Banca 1473                                     58,890     867,372     58,890     867,372
Telecom Italia                                      78,000     700,671     81,400     731,213
TIM                                                148,500     757,595    148,500     757,595

Japan
Asahi Glass Company Ltd.                                                   11,000      91,380
Benesse Corporation                                 13,200     413,856     13,200     413,856
Bridgestone Corporation                                                     4,000      41,858
Canon Inc.                                          23,000     929,516     23,000     929,516
Daikin Industries Ltd.                                                      4,000      74,092
Fast Retailing Company Ltd.                                                   500      87,002
Fuji Photo Film Company                                                     2,000      86,280
Hoya Corporation                                    12,100     766,498     12,100     766,498
Keyence Corp                                         3,900     773,996      3,900     773,996
Kyocera Corporation                                                           800      70,564
Marui Company Ltd.                                                          4,000      57,734
Matsushita Communication                            13,800     628,530     13,800     628,530
Matsushita Electric Industrial
  Company Ltd.                                                              2,000      31,304
Meitec Corporation                                  23,200     775,752     23,200     775,752
Mitsui Fudosan Company Ltd.                                                 6,000      64,662
Mizuho Holdings                                                                11      51,159
Murata Manufacturing Company Ltd.                   11,100     737,864     11,700     777,749
Nintendo Company Ltd.                                6,900   1,255,954      7,100   1,292,358
Nippon Mitsubishi Oil Company                                               6,000      33,870
Nissan Motor Company                                                       20,000     138,080
Nomura Securities Company Ltd.                      68,000   1,303,183     70,000   1,341,511
NTT Corporation                                                                 7      37,206
NTT Data Corporation                                                            6      68,559
NTT DoCoMo Inc.                                         67   1,165,825        369   1,222,902
Oriental Land Company Ltd.                                                  1,300      52,666
Pioneer Corporation (a)                                                     1,600      69,841
Rohm Company Ltd.                                    9,500   1,476,305      9,500   1,476,305

                                                 INTERNATIONAL CORE GROWTH   EMERGING COUNTRIES    WORLDWIDE GROWTH
Secom Company Ltd.
Seven Eleven Japan
Shin-Etsu Chemical Company Ltd.
Sony Corporation                                     600       39,452                               1,000     46,508
Takeda Chemical Industries                         1,000       46,508                                 400     24,216
Tokyo Broadcasting System Inc.
Tokyo Electron Ltd.                                  400       24,216                               7,000     27,953
Toray Industries Inc.                              6,000       23,960                               1,000     28,065
Yamanouchi Pharmaceutical
  Company Ltd.                                     1,000       28,065                               1,000     20,969
Yamato Transport Company Ltd.                      1,000       20,969
Yasuda Fire & Marine Insurance
  Company Ltd.


Korea
CSFB Equity Linked Participation Notes
  (Korea Telecom)                                                                900    35,879
Daishin Securities Company                                                     3,460    31,527
Good Morning Securities Company Ltd. (a)                                       5,500    21,780
Hynix Semiconductor Inc. (GDR) (144A)                                          4,400    47,300
Kookmin Bank                                                                   3,740    50,183
Korea Electric Power Corporation                                               1,980    36,844
Korea Telecom (ADR)                                1,500       32,970          1,000    21,980      1,300     28,574
Pohang Iron & Steel Company Ltd.                                                 710    56,778
Samsung Electronics (GDR) (144A)                                                 860   126,967
Samsung Electronics Ltd (ADR)                                                    100     7,845
Samsung Fire & Marine Insurance                                                  790    25,240
Samsung Securities Company Ltd. (a)                                            1,630    46,374
SK Telecom Company Ltd.                                                          150    22,088
SK Telecom Ltd. (ADR)                                                          1,600    27,040

Malaysia
Malayan Banking Berhad                                                        19,000    51,500
Tenaga Nasional Berhad                                                        30,000    69,079

Mexico
America Movil (ADR)                                  500       10,430          3,100    64,666        500     10,430
America Movil (Series L) (a)                                                   1,900     1,993
Carso Global Telecom (a)                                                       8,300    19,936
Coca-Cola Femsa (ADR)                                                            800    19,760
Consorcio (a)                                                                  9,100    15,075
Corporacion Interamericana de
  Entretenimiento (Series B) (a)                                              33,700   139,378
Embraer Empresa Brasileira de
  Aeronautica (ADR)                                                              500    19,525
Grupo Aeroportuario (ADR) (a)                                                    400     7,480
Grupo Carso (a)                                                                6,600    19,607
Grupo Financiero Inbursa (Series O)(a)                                         6,700    28,709
Grupo Iusacell (ADR) (a)                                                       2,800    19,348
Organiacionz Soriana                                                           4,800    12,563
Pepsi Gemex (a)                                                                1,000     6,040
Telefonos de Mexico (ADR)                                                      3,200   112,288
Teleleste Celular
  Participacoes (ADR)(a)                                                         200     8,040
Tubos de Acero de Mexico (ADR)                                                 1,800    22,770
TV Azteca (ADR)                                                                3,600    23,076

Netherlands
Aegon
Akzo Nobel                                           600       25,424                                 500     21,186
ASM Lithography Holdings
Heineken                                           1,050       42,382                               1,150     46,419
Heineken Holding
IHC Caland
ING Groep (a)                                        700       45,796                                 800     52,339
Koninklijke Ahold                                    900       28,220                               1,500     47,033
Nutreco Holding
Philips Electronics
QIAGEN (a)                                         1,000       22,034                                 900     19,830


                                                    INTERNATIONAL GROWTH     PROFORMA COMBINED
Secom Company Ltd.                                  14,000     781,333      14,000     781,333
Seven Eleven Japan                                  21,000     820,063      21,000     820,063
Shin-Etsu Chemical Company Ltd.                     32,000   1,175,206      32,000   1,175,206
Sony Corporation                                                             1,600      85,960
Takeda Chemical Industries                          25,500   1,185,951      26,900   1,256,675
Tokyo Broadcasting System Inc.                      35,000     673,563      35,000     673,563
Tokyo Electron Ltd.                                 14,300     865,729      21,700     917,898
Toray Industries Inc.                                                        7,000      52,025
Yamanouchi Pharmaceutical
  Company Ltd.                                                               2,000      49,034
Yamato Transport Company Ltd.                                                1,000      20,969
Yasuda Fire & Marine Insurance
  Company Ltd.                                      81,000     503,368      81,000     503,368


Korea
CSFB Equity Linked Participation Notes
  (Korea Telecom)                                                              900      35,879
Daishin Securities Company                                                   3,460      31,527
Good Morning Securities Company Ltd. (a)                                     5,500      21,780
Hynix Semiconductor Inc. (GDR) (144A)                                        4,400      47,300
Kookmin Bank                                                                 3,740      50,183
Korea Electric Power Corporation                                             1,980      36,844
Korea Telecom (ADR)                                                          3,800      83,524
Pohang Iron & Steel Company Ltd.                                               710      56,778
Samsung Electronics (GDR) (144A)                                               860     126,967
Samsung Electronics Ltd (ADR)                                                  100       7,845
Samsung Fire & Marine Insurance                                                790      25,240
Samsung Securities Company Ltd. (a)                                          1,630      46,374
SK Telecom Company Ltd.                                                        150      22,088
SK Telecom Ltd. (ADR)                                                        1,600      27,040

Malaysia
Malayan Banking Berhad                                                      19,000      51,500
Tenaga Nasional Berhad                                                      30,000      69,079

Mexico
America Movil (ADR)                                                          4,100      85,526
America Movil (Series L) (a)                                                 1,900       1,993
Carso Global Telecom (a)                                                     8,300      19,936
Coca-Cola Femsa (ADR)                                                          800      19,760
Consorcio (a)                                                                9,100      15,075
Corporacion Interamericana de
  Entretenimiento (Series B) (a)                                            33,700     139,378
Embraer Empresa Brasileira de
  Aeronautica (ADR)                                                            500      19,525
Grupo Aeroportuario (ADR) (a)                                                  400       7,480
Grupo Carso (a)                                                              6,600      19,607
Grupo Financiero Inbursa (Series O)(a)                                       6,700      28,709
Grupo Iusacell (ADR) (a)                                                     2,800      19,348
Organiacionz Soriana                                                         4,800      12,563
Pepsi Gemex (a)                                                              1,000       6,040
Telefonos de Mexico (ADR)                                                    3,200     112,288
Teleleste Celular
  Participacoes (ADR)(a)                                                       200       8,040
Tubos de Acero de Mexico (ADR)                                               1,800      22,770
TV Azteca (ADR)                                                              3,600      23,076

Netherlands
Aegon                                               35,032     987,121      35,032     987,121
Akzo Nobel                                                                   1,100      46,610
ASM Lithography Holdings                            32,500     729,591      32,500     729,591
Heineken                                            11,400     460,150      13,600     548,951
Heineken Holding                                    15,300     466,775      15,300     466,775
IHC Caland                                          11,500     752,366      11,500     752,366
ING Groep (a)                                       18,400     927,788      19,900   1,025,923
Koninklijke Ahold                                                            2,400      75,253
Nutreco Holding                                     14,700     630,350      14,700     630,350
Philips Electronics                                 28,358     752,441      28,358     752,441
QIAGEN (a)                                                                   1,900      41,864

                                                 INTERNATIONAL CORE GROWTH   EMERGING COUNTRIES    WORLDWIDE GROWTH
Unilever

Philippines
Philippine Long Distance
  Telephone Company (ADR)                                                        700     9,835

Poland
Telekomunikacja Polska (a)                                                     5,400    24,000

Portugal
Portugal Telecom                                   2,600       18,156                               3,700     25,837

Russia
Lukoil Holdings (ADR)                                                            500    25,375
Mobile Telesystems (a)                                                           800    21,920
Mosenergo (ADR)                                                                3,800    14,858
Siberian Oil Company (ADR)                                                     2,100     9,660
Surgutneftegaz (ADR)                                                           3,800    48,602
Unified Energy Systems (ADR)                                                   2,800    31,920

Singapore
Singapore Telecommunications Ltd.                 41,000       42,755                              43,000     44,841
Datacraft Asia Ltd.
Venture Manufacturing

South Africa
ABSA Group Ltd.                                                                8,700    40,899
African Bank Investments Ltd.                                                 11,100    12,615
BOE Ltd.                                                                      36,800    20,614
FirstRand Ltd.                                                                42,100    45,073
Gold Fields Ltd.                                                               5,000    22,512
Harmony Gold Mining Company Ltd. (ADR)                                         3,999    22,754
Harmony Gold Mining Company Ltd. (Wts)                                         1,333     2,479
Impala Platinum Holdings Ltd.                                                    900    45,115
Liberty Group Ltd.                                                             3,000    21,648
Murray & Roberts Holdings Ltd. (a)                                             5,300     4,147
Profurn Ltd. (a)                                                              29,500     2,748
Sanlam Ltd.                                                                   22,600    30,877
Sasol                                                                          3,300    30,166
Steinhoff International Holdings Ltd.                                         18,400    14,855
Super Group Ltd.                                                               4,100     4,705


Spain
BCO Popular
Iberdrola                                                                                           1,500     19,258
Inditex (a)                                        2,700       43,131
Repsol YPF                                         1,600       26,440                               1,800     29,746
Telefonica                                         1,038       12,808                               1,232     15,201


Sweden
Assa Abloy (Class B)
Drott (Class B)
Electrolux (Series B)                              2,500       34,604                               3,500     48,446
Hennes & Mauritz (Class B)
NetCom (Class B) (a)
Nordbanken Holdings
Svenska Handelsbanken (Series A)                   2,400       34,324                               2,800     40,044

Switzerland
Credit Suisse Group
Geberit
Nestle                                               300       63,791                                 300     63,791
Novartis                                             818       29,619                                 849     30,742


                                                    INTERNATIONAL GROWTH    PROFORMA COMBINED
Unilever                                              9,700     581,995      9,700     581,995

Philippines
Philippine Long Distance
  Telephone Company (ADR)                                                      700       9,835

Poland
Telekomunikacja Polska (a)                                                   5,400      24,000

Portugal
Portugal Telecom                                                             6,300      43,993

Russia
Lukoil Holdings (ADR)                                                          500      25,375
Mobile Telesystems (a)                                                         800      21,920
Mosenergo (ADR)                                                              3,800      14,858
Siberian Oil Company (ADR)                                                   2,100       9,660
Surgutneftegaz (ADR)                                                         3,800      48,602
Unified Energy Systems (ADR)                                                 2,800      31,920

Singapore
Singapore Telecommunications Ltd.                                           84,000      87,596
Datacraft Asia Ltd.                                  82,120     335,050     82,120     335,050
Venture Manufacturing                                69,800     463,545     69,800     463,545

South Africa
ABSA Group Ltd.                                                              8,700      40,899
African Bank Investments Ltd.                                               11,100      12,615
BOE Ltd.                                                                    36,800      20,614
FirstRand Ltd.                                                              42,100      45,073
Gold Fields Ltd.                                                             5,000      22,512
Harmony Gold Mining Company Ltd. (ADR)                                       3,999      22,754
Harmony Gold Mining Company Ltd. (Wts)                                       1,333       2,479
Impala Platinum Holdings Ltd.                                                  900      45,115
Liberty Group Ltd.                                                           3,000      21,648
Murray & Roberts Holdings Ltd. (a)                                           5,300       4,147
Profurn Ltd. (a)                                                            29,500       2,748
Sanlam Ltd.                                                                 22,600      30,877
Sasol                                                                        3,300      30,166
Steinhoff International Holdings Ltd.                                       18,400      14,855
Super Group Ltd.                                                             4,100       4,705


Spain
BCO Popular                                          20,300     710,321     20,300     710,321
Iberdrola                                                                    1,500      19,258
Inditex (a)                                                                  2,700      43,131
Repsol YPF                                                                   3,400      56,186
Telefonica                                           55,000     678,638     57,270     706,647


Sweden
Assa Abloy (Class B)                                 41,750     597,087     41,750     597,087
Drott (Class B)                                      61,400     640,936     61,400     640,936
Electrolux (Series B)                                                        6,000      83,050
Hennes & Mauritz (Class B)                           53,800     922,809     53,800     922,809
NetCom (Class B) (a)                                  8,000     260,094      8,000     260,094
Nordbanken Holdings                                 122,800     700,230    122,800     700,230
Svenska Handelsbanken (Series A)                                             5,200      74,368

Switzerland
Credit Suisse Group                                   7,100   1,167,854      7,100   1,167,854
Geberit                                               1,990     448,622      1,990     448,622
Nestle                                                4,430     941,976      5,030   1,069,558
Novartis                                             41,200   1,491,823     42,867   1,552,184

                                                 INTERNATIONAL CORE GROWTH   EMERGING COUNTRIES    WORLDWIDE GROWTH
Rieter Holdings
Roche Holdings
Schweizerische Rueckversicherungs-
  Gesellschaft                                        20       39,989                                  19     37,989
Serono (ADR) (a)                                   1,100       27,445                               1,100     27,445
Swatch Group

Taiwan
Acer Inc. (GDR) (144A)                                                        10,800    35,964
Compal Electronics Inc. (GDR)                                                  8,956    48,809
Compal Electronics Inc. (GDR) (144A)                                           2,500    13,375
CSFB Equity Linked Participation
  Notes (China Dev. Ind. Bank)                                                32,000    26,304
CSFB Equity Linked Participation
  Notes (Compeq)                                                               4,800     9,451
CSFB Equity Linked Participation
  Notes (TSMC)                                                                19,000    35,207
Taiwan Semiconductor Manufacturing
  Company Ltd. (ADR) (a)                           1,540       23,393          6,300    95,697      1,680     25,519
United Microelectronics
  Corporation (ADR) (a)                            2,400       21,360         13,000   115,700      2,700     24,030

Thailand
Thai Farmers Bank (a)                                                         28,900    12,773


United Kingdom
Abbey National                                     1,200       21,040                               1,200     21,040
Amdocs Ltd. (a)                                      300       16,155                                 300     16,155
Amvescap
AstraZeneca                                          900       41,991                                 800     37,326
Barclays                                           1,200       36,841                                 800     24,561
BG Group                                          10,400       41,046                              11,000     43,414
Billiton                                                                       3,600    17,960
BP Amoco                                                                                            3,600     29,633
British Airways                                    3,900       18,894                               4,100     19,863
British American Tobacco                           4,200       31,940                               4,400     33,461
British Sky Broadcasting                           4,200       40,458                               4,400     42,384
Capita Group
Centrica                                           8,800       28,163                              13,700     43,845
Compass Group                                      3,200       25,642                               4,900     39,265
Diageo (a)                                         5,400       59,318                               5,900     64,810
Dimension Data Holdings (a)                                                    3,500    13,389
Energis (a)                                        6,600       17,544                               6,900     18,341
GlaxoSmithKline                                      800       22,533                               1,100     30,983
HSBC Holdings
Lloyds TSB Group
Logica
Matalan
Misys
National Grid Group                                3,700       27,304                               5,500     40,587
Reckitt Benckiser                                  3,600       51,966                               3,700     53,410
Rentokil Initial
Royal Bank of Scotland Group                       1,600       35,309                               1,800     39,723
Royal Bank of Scotland Group (AVS)
Scottish Power                                     4,200       30,935                               4,700     34,617
Shell Transporation & Trading Company              4,300       35,789                               5,000     41,615
Shire Pharmaceuticals Group (a)                    1,900       34,625                               2,000     36,447
Standard Chartered                                 1,900       24,376                               2,500     32,074
Tesco                                             11,300       40,819
Unilever                                           4,000       33,743                               4,300     36,274
Vodafone Group                                    14,300       31,718                              13,300     29,500
WPP Group

Turkey
Enka Holding Yatirim                                                          51,000     3,340
Eregli Demir ve Celik Fabrikalari (a)                                        751,000     8,548
Turkiye Garanti Bankasi (a)                                                4,173,000    20,998
Vestel Elektronik Sanayi ve Ticaret (a)                                    4,823,000    11,750
Yapi ve Kredi Bankasi (a)                                                  4,936,500    15,377



                                                    INTERNATIONAL GROWTH        PROFORMA COMBINED
Rieter Holdings                                      2,550     596,159          2,550     596,159
Roche Holdings                                       4,700     383,273          4,700     383,273
Schweizerische Rueckversicherungs-
  Gesellschaft                                         545   1,089,697            584   1,167,675
Serono (ADR) (a)                                                                2,200      54,890
Swatch Group                                           735     736,432            735     736,432

Taiwan
Acer Inc. (GDR) (144A)                                                         10,800      35,964
Compal Electronics Inc. (GDR)                                                   8,956      48,809
Compal Electronics Inc. (GDR) (144A)                                            2,500      13,375
CSFB Equity Linked Participation
  Notes (China Dev. Ind. Bank)                                                 32,000      26,304
CSFB Equity Linked Participation
  Notes (Compeq)                                                                4,800       9,451
CSFB Equity Linked Participation
  Notes (TSMC)                                                                 19,000      35,207
Taiwan Semiconductor Manufacturing
  Company Ltd. (ADR) (a)                             1,540                      9,520     144,609
United Microelectronics
  Corporation (ADR) (a)                                                        18,100     161,090

Thailand
Thai Farmers Bank (a)                                                          28,900      12,773
                                                                                    0           0

United Kingdom
Abbey National                                                                  2,400      42,080
Amdocs Ltd. (a)                                                                   600      32,310
Amvescap                                            46,600     810,491         46,600     810,491
AstraZeneca                                         24,300   1,133,765         26,000   1,213,082
Barclays                                                                        2,000      61,402
BG Group                                                                       21,400      84,460
Billiton                                                                        3,600      17,960
BP Amoco                                                                        3,600      29,633
British Airways                                                                 8,000      38,757
British American Tobacco                                                        8,600      65,401
British Sky Broadcasting                                                        8,600      82,842
Capita Group                                       208,400   1,357,390        208,400   1,357,390
Centrica                                                                       22,500      72,008
Compass Group                                      128,000   1,025,693        136,100   1,090,600
Diageo (a)                                                                     11,300     124,128
Dimension Data Holdings (a)                                                     3,500      13,389
Energis (a)                                                                    13,500      35,885
GlaxoSmithKline                                                                 1,900      53,516
HSBC Holdings                                       89,100   1,057,165         89,100   1,057,165
Lloyds TSB Group                                    97,700     978,959         97,700     978,959
Logica                                              82,500   1,002,674         82,500   1,002,674
Matalan                                            138,300     966,049        138,300     966,049
Misys                                              111,200     778,317        111,200     778,317
National Grid Group                                                             9,200      67,891
Reckitt Benckiser                                                               7,300     105,376
Rentokil Initial                                   323,900   1,099,317        323,900   1,099,317
Royal Bank of Scotland Group                        52,200   1,151,953         55,600   1,226,985
Royal Bank of Scotland Group (AVS)                  50,000      62,141         50,000      62,141
Scottish Power                                                                  8,900      65,552
Shell Transporation & Trading Company                                           9,300      77,404
Shire Pharmaceuticals Group (a)                                                 3,900      71,072
Standard Chartered                                                              4,400      56,450
Tesco                                                                          11,300      40,819
Unilever                                                                        8,300      70,017
Vodafone Group                                     533,500   1,183,342        561,100   1,244,560
WPP Group                                           97,800     964,122         97,800     964,122

Turkey
Enka Holding Yatirim                                                           51,000       3,340
Eregli Demir ve Celik Fabrikalari (a)                                         751,000       8,548
Turkiye Garanti Bankasi (a)                                                 4,173,000      20,998
Vestel Elektronik Sanayi ve Ticaret (a)                                     4,823,000      11,750
Yapi ve Kredi Bankasi (a)                                                   4,936,500      15,377

ENTERPRISE GROUP OF FUNDS
NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 12, 2001


1.  BASIS OF COMBINATION

         The unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed mergers of the following funds:
International Core Growth, Emerging Countries and Worldwide Growth and into International Growth and Convertible Securities into Mid-Cap Growth. The proposed mergers will be accounted for by the method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling-of-interest basis). The mergers provide for the transfer of all or substantially all of the assets of each the acquired funds in exchange for the acquiring fund's shares, the distribution of such acquiring fund's shares to the shareholders of the acquired funds and the subsequent liquidation of the acquired funds.

         The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent funds and the notes thereto incorporated by reference in the Statement of Additional Information.

         The Funds referred to above are all open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         Following is a summary of significant accounting policies which are consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

         SECURITY VALUATION - Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are generally valued each business day at the last reported sale price on the exchange on which the security is primarily traded. In certain instances fair values will be assigned when ECM believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Directors. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

         Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at

ENTERPRISE GROUP OF FUNDS
NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 12, 2001


amortized cost, which approximates market value.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date. If such information is not available on the ex-dividend date, corporate actions are recorded as soon as reliable information is available from the Fund's sources. Realized gains and losses from security transactions are calculated on an identified cost basis.

         FEDERAL INCOME TAXES -- The Funds intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of their taxable income to shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

         DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared and paid at least annually.

                                     PART C
                                OTHER INFORMATION

Item 15. Indemnification.

         Reference is made to the provisions of Article Six of Registrant's Articles of Incorporation which is incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (File No. 2-28097) filed on April 26, 1995.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provision or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 16.  Exhibits.

       1 (a) Registrant's Charter [Articles of Incorporation]. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

         (b) Amendments to Charter [Articles of Incorporation]. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

         (c) Articles Supplementary to Charter [Articles of Incorporation]. Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on August 30, 2001.

       2          (a)   By-Laws. Incorporated herein by reference to
                  Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

                  (b) Amendment to By-Laws. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

       3          Not Applicable.

       4 Forms of Agreements and Plans of Reorganization are included in Part A to the Registration Statement on Form N-14.

       5          Specimen share certificate. Incorporated by reference to
                  Article V of the Articles of Incorporation filed as Exhibit
                  (a)(i) to Post-Effective Amendment No. 55 dated June 30, 1999, to Registration Statement on Form N-1A (File No. 2-28097).


       6          (a)     Restated Investment  Adviser's Agreement among
                          Registrant and Enterprise Capital Management, Inc.
                          Incorporated herein by reference to Post-Effective
                          Amendment No. 63 to Registrant's Registration
                          Statement on Form N-1A (Reg. No. 2-28097), filed on
                          February 26, 2001.

                  (b) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Montag & Caldwell, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (c) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Retirement System Investors Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (d) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and TCW Investment Management Company, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 29, 2001.

                  (e) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and 1740 Advisers, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (f) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Marsico Capital Management, LLC, as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.


                  (g) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and William D. Witter, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (h) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and GAMCO Investors, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (i) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Vontobel USA Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (j) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Sanford C. Bernstein & Co., Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (k) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and TCW Investment Management Company, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on May 29, 2001.

                  (l) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Caywood-Scholl Capital Management, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (m) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and MBIA Capital Management Corp., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 29, 2001.

                  (n) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc., as Sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on June 30, 1999.

                  (o) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on June 30, 1999.

                  (p) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Montag & Caldwell, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A
                          (Reg. No. 2-28097), filed on February 26, 2001.

                  (q) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Wellington Management Company, LLP, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (r) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Sanford C. Bernstein & Co., Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (s) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A
                          (File No. 2-28097) filed on July 17, 2000.

                  (t) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Rockefeller & Co., Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on September 25, 2000.

                  (u) Fund Manager's Agreement among the Enterprise Group of Funds, Inc., Enterprise Capital, and Nicholas-Applegate Capital Management as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on September 29, 2000.

                  (v) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and GAMCO Investors, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (w) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital and Wellington Management Company, LLP, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on May 29, 2001.

                  (x) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital and Brinson Advisors, as sub-advisor. Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on August 30, 2001.

                  (y) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital and Pacific Investment Management Company, LLC, as sub-advisor. Incorporated herein by reference to Post-Effective No. 67 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on August 30, 2001.

         (7)      (a)     General Distributor's Agreement.

                  (b) Prototype Soliciting Broker/Dealer Agreement. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.


         (8)      Not applicable.

       9 Form of Custodian Contract. Incorporated herein by reference to Post-Effective Amendment 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on June 30, 1999.

       10(a) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for Class A, B and C shares. Incorporated herein by reference to Exhibit 6(i) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on March 2, 1998.

       10(b) 18f-3 Plan. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

       11 Opinion and Consent of Counsel, as to the legality of the Securities being registered is filed herewith.

       12 Opinion of PricewaterhouseCoopers, LLP, supporting the tax matters and consequences to shareholders discussed in the prospectus and proxy statement will be filed by amendment.

       13         Not Applicable.

       14 Consent of PricewaterhouseCoopers LLP, Auditor's consent is filed herewith.

       15         Not Applicable.

       16 Powers of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

       17(a)      Form of Proxy Cards and voting forms is incorporated herein.

       17(b) Annual Report of Registrant, dated December 31, 2000, is incorporated herein by reference.

       17(c) Prospectus and statement of additional information of Registrant, dated August 31, 2001 is incorporated herein by reference.

       17(d) Semi-Annual Report of Registrant, dated June 30, 2001, is incorporated herein by reference.

       17(e)      Chairman's letter is filed herewith.

       17(f)      Questions and Answers are filed herewith.

Item 17. Undertakings

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under Paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Atlanta, and state of Georgia, on the 21st day of September, 2001.


                                      THE ENTERPRISE GROUP OF FUNDS,
                                      INC.

                                      By: /s/ Victor Ugolyn
                                         ---------------------------------------
                                         Victor Ugolyn
                                         Chairman, President and Chief Executive
                                         Officer

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

/s/ VICTOR UGOLYN
---------------------------------     Chairman, President and Chief            September 21, 2001
Victor Ugolyn                         Executive Officer

/s/ PHILLIP G. GOFF
---------------------------------     Principal Financial and Accounting       September 21, 2001
Phillip G. Goff                       Officer

                *
---------------------------------
Arthur T. Dietz                       Director                                 September 21, 2001

                *
---------------------------------
Samuel J. Foti                        Director                                 September 21, 2001

                *
---------------------------------
Arthur Howell                         Director                                 September 21, 2001

                *
---------------------------------
Lonnie H. Pope                        Director                                 September 21, 2001

                *
---------------------------------
William A. Mitchell, Jr.              Director                                 September 21, 2001

                *
---------------------------------
Michael I. Roth                       Director                                 September 21, 2001

By: /s/ CATHERINE R MCCLELLAN
   ------------------------------
   (Attorney-in-Fact)

                                [EXHIBIT INDEX]




    Exhibit                            Description
    Number                             -----------
    ------

11                  Opinion and Consent of Counsel is incorporated herein.

12 Opinion of Pricewaterhouse Coopers, LLP, supporting the tax matters and consequences to shareholders discussed in the prospectus and proxy statement will be filed by amendment.

14                  Consent of PricewaterhouseCoopers LLP is incorporated herein.

17(a)               Forms of Proxy Cards and voting forms is incorporated herein.

  (e)               Chairman's letter is incorporated herein.

  (f)               Questions and answers is incorporated herein.